                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549



                                  FORM N-CSR


  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES



                  INVESTMENT COMPANY ACT FILE NUMBER 811-1800
                          U.S. GLOBAL INVESTORS FUNDS


                              7900 CALLAGHAN ROAD
                             SAN ANTONIO, TX 78229
              (Address of principal executive offices) (Zip code)


                             SUSAN B. MCGEE, ESQ.
                              7900 CALLAGHAN ROAD
                             SAN ANTONIO, TX 78229
                    (Name and address of agent for service)


        Registrant's telephone number, including area code:210-308-1234


                    Date of fiscal year end: JUNE 30, 2008


                  Date of reporting period: DECEMBER 31, 2007

ITEM 1. REPORTS TO STOCKHOLDERS.


U.S. GLOBAL INVESTORS FUNDS

 SEMI-ANNUAL REPORT

DECEMBER 31, 2007

(UNAUDITED)


 TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                             1

MANAGEMENT TEAMS' PERSPECTIVES                                     7

EXPENSE EXAMPLE                                                   43

PORTFOLIOS OF INVESTMENTS                                         45

NOTES TO PORTFOLIOS OF INVESTMENTS                                94

STATEMENTS OF ASSETS AND LIABILITIES                              98

STATEMENTS OF OPERATIONS                                         102

STATEMENTS OF CHANGES IN NET ASSETS                              106

NOTES TO FINANCIAL STATEMENTS                                    112

FINANCIAL HIGHLIGHTS                                             122

ADDITIONAL INFORMATION                                           131

 NASDAQ SYMBOLS


U.S. GLOBAL INVESTORS FUNDS
---------------------------

U.S. TREASURY SECURITIES CASH FUND                             USTXX

U.S. GOVERNMENT SECURITIES SAVINGS FUND                        UGSXX

NEAR-TERM TAX FREE FUND                                        NEARX

TAX FREE FUND                                                  USUTX

ALL AMERICAN EQUITY FUND                                       GBTFX

CHINA REGION OPPORTUNITY FUND                                  USCOX

GLOBAL RESOURCES FUND                                          PSPFX

WORLD PRECIOUS MINERALS FUND                                   UNWPX

GOLD AND PRECIOUS METALS FUND                                  USERX



U.S. GLOBAL ACCOLADE FUNDS
--------------------------

HOLMES GROWTH FUND                                             ACBGX

GLOBAL MEGATRENDS FUND                                         MEGAX

EASTERN EUROPEAN FUND                                          EUROX

GLOBAL EMERGING MARKETS FUND                                   GEMFX

[USGI Logo]

P.O. Box 781234
San Antonio, Texas 78278-1234
Tel 1.800.US.FUNDS
Fax 1.210.308.1217
www.usfunds.com

 U.S. GLOBAL INVESTORS FUNDS

DEAR SHAREHOLDER

A year ago, many pundits said it was time for
investors to get out of China, that emerging             [PHOTO]
markets were overvalued and that oil was more likely to fall than rise.

2007 turned out to be a good year for contrarians:
Investors who listened to those predictions and sold their China and natural resources holdings missed a huge opportunity. And while we expect periods of short-term volatility, we remain bullish on emerging markets, resources and our domestic markets for the year ahead. In the face of persistently negative media, we conducted more than a dozen webcasts to help educate you on the opportunities and risks of these asset classes.

I'm proud of our performance record across a wide range of funds. I attribute our success to our disciplined investment culture and processes that allow us to capture opportunities while managing risk. Above all else, our job is to take care of our shareholders and make them feel financially happy and secure that we take our investment processes very seriously. We strive to be in the top half of our peer group through execution of these rigorous processes.

At this point, I'd like to say a few words about each fund in the U.S. Global Investors Funds group.

Our top-performing fund for the year was the China Region Opportunity Fund (USCOX), which posted a total return of 53.29 percent. The fund ranked No. 20 overall in total return among all U.S. mutual funds for the one-year period ending December 31, 2007, according to the Wall Street Journal. More than 6,300 distinct mutual funds have a one-year track record, according to Morningstar's Principia database.

China's rise presents an extraordinary opportunity for investors, and the past year has reaffirmed our long-held belief in its growth story. The Chinese economy achieved a fifth consecutive year of double-digit growth, expanding by 11.4 percent. Wealth levels are rising in this country of 1.3 billion people, and it is planning for the future via a massive infrastructure build-out that has helped power a global commodity boom.

 U.S. GLOBAL INVESTORS FUNDS


TOTAL ANNUALIZED RETURNS AS OF 12/31/07
FUND/TICKER                     ONE-YEAR  THREE-YEAR  FIVE-YEAR  TEN-YEAR    GROSS    CAPPED
                                                                            EXPENSE   EXPENSE
                                                                             RATIO     RATIO
China Region Opportunity Fund    53.29%     35.86%     36.44%      11.75%    2.09%     n/a
(USCOX)

Global Resources Fund (PSPFX)    39.95%     36.57%     45.95%      18.05%     .96%     n/a

All American Equity Fund         27.03%     16.37%     16.79%       4.47%    2.13%    1.75%
(GBTFX)

Gross expense ratio as stated in the most recent prospectus. The Adviser for the All American Equity Fund has contractually limited total fund operating expenses (as a percentage of net assets) to not exceed 1.75% (exclusive of acquired fund fees and expenses) through November 1, 2008, or until such later date as the Adviser determines. Performance data quoted above is historical. Past performance is no guarantee of future results. Results reflect the reinvestment of dividends and other earnings. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance does not include the effect of any direct fees described in the fund's prospectus (e.g., short-term trading fees, if applicable, of up to 1.00%) which, if applicable, would lower your total returns. Obtain performance data current to the most recent month-end at www.usfunds.com or 1-800-US-FUNDS, option 5. High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

Our Global Resources Fund (PSPFX) has benefited from this commodities boom. Our second-best performer, the fund recorded a total return of 39.95 percent for the 2007 calendar year. It has turned in consistently strong performances over the last five years. The Global Resources Fund ranked No. 7 among all U.S. mutual funds with an annualized total return of 45.95 percent over the five years ending December 31, 2007, according to the Wall Street Journal.

Among 814 large-cap core funds, the All American Equity Fund (GBTFX) ranked No. 2 in total return for the one-year period ending December 31, 2007, according to the Wall Street Journal. It posted a total return of 27.03 percent for the year - one of its strongest recent annual performances. 2007 was the third year of President Bush's final term - historically, the strongest year for the U.S. stock market. An election year - the fourth and last year of a president's term - also tends to be positive: Since 1833, the market has posted an average gain of 6.7 percent in election years. Hopefully, that trend will serve as a tailwind in 2008.

Crude oil and gold have recently reached record highs, and the price of copper has tripled in the last several years. While developed countries are seeing slower growth, we believe that demand drivers for commodities in emerging markets remain intact. At the same time, we believe that constraints on the supply of many commodities will linger for years.

 U.S. GLOBAL INVESTORS FUNDS


Our precious metals funds benefit from these trends. The World Precious Minerals Fund (UNWPX) posted a total return of 23.02 percent for the year. Over the last five years, it ranked No. 60 in total return out of the more than 4,800 distinct U.S. mutual funds with a five-year record, according to the Wall Street Journal and Principia.

TOTAL ANNUALIZED RETURNS AS OF 12/31/07
FUND/TICKER                            ONE-YEAR  THREE-YEAR  FIVE-YEAR  TEN-YEAR    GROSS
                                                                                   EXPENSE
                                                                                    RATIO
World Precious Minerals Fund (UNWPX)    23.02%     34.85%     36.66%      15.65%    1.01%

Gold and Precious Metals Fund (USERX)   16.91%     32.60%     29.50%      12.89%    1.33%

Gross expense ratio as stated in the most recent prospectus. Performance data quoted above is historical. Past performance is no guarantee of future results. Results reflect the reinvestment of dividends and other earnings. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance does not include the effect of any direct fees described in the fund's prospectus (e.g., short-term trading fees, if applicable, of 0.50%) which, if applicable, would lower your total returns. Obtain performance data current to the most recent month-end at www.usfunds.com or 1-800-US-FUNDS, option 5. High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

The Gold and Precious Metals Fund (USERX) made a late-year run, thanks to its strategy of underweighting senior gold companies and focusing predominantly on mid-tier gold producers, as well as those senior gold-producing companies with stronger growth prospects.

Not only did our equity funds find success, but we also have a top-performing municipal bond fund. The Near-Term Tax Free Fund (NEARX) ranked No. 1 in the short-intermediate municipal debt category for the one-year period, according to Lipper. The Near-Term Tax Free Fund ranked #1 of 44, #8 of 32 and #12 of 24 among short-intermediate municipal debt funds for the 1-, 5- and 10-year periods ending December 31, 2007. Our Tax Free Fund (USUTX) also fared well for the year.

In our money market funds, the U.S. Government Securities Savings Fund (UGSXX) seeks to create current income with the highest level of safety and liquidity, while the U.S. Treasury Securities Cash Fund (USTXX) provides an excellent alternative to a traditional checking account.

 U.S. GLOBAL INVESTORS FUNDS


TOTAL ANNUALIZED RETURNS AS OF 12/31/07
FUND/TICKER                     ONE-YEAR  THREE-YEAR  FIVE-YEAR  TEN-YEAR    GROSS    CAPPED
                                                                            EXPENSE   EXPENSE
                                                                             RATIO     RATIO
Near-Term Tax Free Fund          4.53%      2.79%      2.68%       3.66%     1.77%     0.45%
(NEARX)

Tax Free Fund (USUTX)            3.33%      3.54%      3.28%       4.14%     2.00%     0.70%

U.S. Government Securities       4.70%      3.97%      2.70%       3.48%     0.65%     0.45%
Savings Fund - UGSXX

U.S. Treasury Securities Cash    3.96%      3.36%      2.11%       2.76%     1.09%     1.00%
Fund - USTXX

Gross expense ratio as stated in the most recent prospectus. The adviser has contractually limited total fund operating expenses to not exceed 0.70% for the Tax Free Fund, 0.45% for the Near-Term Tax Free Fund, 0.45% for the Government Securities Savings Fund and 1.00% for the Treasury Securities Cash Fund on an annualized basis through November 1, 2008, and until such later date as the Adviser determines. Performance data quoted above is historical. Past performance is no guarantee of future results. Results reflect the reinvestment of dividends and other earnings. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Performance does not include the effect of any direct fees described in the fund's prospectus which, if applicable, would lower your total returns. Obtain performance data current to the most recent month-end at www.usfunds.com or 1-800-US-FUNDS, option 5.

One of the primary themes heading into 2008 is volatility, and that appears unlikely to change anytime soon. At times like these, it can be helpful to remember the basics. One of the most fundamental aspects of investing is deciding how much risk you're comfortable with and which investments fit into your comfort zone.

The greater the volatility of an asset class, the higher its risk and its potential rewards. Nevertheless, when looking at the performance of a given investment, certain price movements are nothing more than noise - just the normal ups and downs of that investment. That knowledge can help investors manage their expectations.

Investors can take steps to manage their risk. Limiting how much exposure a portfolio has to a particular asset class is one such strategy. And, once investors decide how much exposure they want to each asset class, they should rebalance their portfolios quarterly or annually and resist the urge to tamper with their plans.

At U.S. Global Investors, our investment processes depend on two forms of knowledge as we seek contextual understanding of markets that are constantly changing.

"Explicit knowledge" is acquired from academic training, technical analysis of specific companies, and other fact-based learning. "Tacit knowledge" is created when this explicit knowledge is combined with the collective experiences of our investment team members. It is the art of

 U.S. GLOBAL INVESTORS FUNDS


identifying and interpreting patterns within a body of information that can help us fine-tune existing investment strategies or become the basis for a new strategy. We use our processes to make investment decisions, and we are proud of our performance record both over the short term and the long term.

A recent example of our processes at work is our identification of global infrastructure as a key investment theme. We compiled explicit knowledge -- the number of construction cranes at work in Dubai, the miles of highway being built in China and the poor grade given to U.S. roads and bridges by the American Society of Civil Engineers. To that we added tacit knowledge acquired from the frequent global travels of our investment team and their insight into what was really driving their sectors. This led us to realize that the global infrastructure boom was in essence an intersection of emerging markets and natural resources, two areas in which we have considerable experience.

We urge investors not to chase performance - a practice that can be both emotionally and financially draining. We often suggest that investors consider a portfolio allocation model similar to the one recommended by Roger Gibson in his best-selling book "Asset
Allocation: Balancing Financial Risk." Gibson's model calls for allocating 25 percent of assets to each of four categories: domestic stocks, international stocks, fixed-income securities and hard assets.

As you can see, we strive not only to increase the wealth of our mutual fund investors, but also to provide them with useful information. I encourage you to explore our website at www.usfunds.com. There, you will find the collected wisdom of the investment team in research reports, webcasts and the "Frank Talk" blog. You also can sign up for the weekly Investor Alert newsletter, which details and analyzes key markets and sectors.

Thank you for your continued confidence in us. We look forward to working with you in the year ahead.

Sincerely,

/s/ Frank Holmes

Frank Holmes
CEO and Chief Investment Officer
U.S. Global Investors, Inc.

 U.S. GLOBAL INVESTORS FUNDS


Please consider carefully the fund's investment objectives, risks, charges and expenses. For this and other important information, obtain a fund prospectus by visiting www.usfunds.com or by calling 1-800-US-FUNDS (1-800-873-8637). Read it carefully before investing. Distributed by U.S. Global Brokerage, Inc.

An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All opinions expressed and data provided are subject to change without notice. Some of these opinions may not be appropriate to every investor. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. Gold funds may be susceptible to adverse economic, political or regulatory developments due to concentrating in a single theme. The price of gold is subject to substantial price fluctuations over short periods of time and may be affected by unpredicted international monetary and political policies. We suggest investing no more than 5% to 10% of your portfolio in gold or gold stocks. Tax-exempt income is federal income tax free. A portion of this income may be subject to state and local income taxes, and if applicable, may subject certain investors to the Alternative Minimum Tax as well. Bond funds are subject to interest-rate risk; their value declines as interest rates rise. Diversification does not protect an investor from market risks and does not assure a profit.

 MONEY MARKET FUNDS


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The U.S. Treasury Securities Cash Fund seeks to obtain a high level of current income while maintaining the highest degree of safety of principal and liquidity. The U.S. Government Securities Savings Fund seeks to achieve a consistently high yield with safety of principal.

PERFORMANCE

 U.S. TREASURY SECURITIES CASH FUND          As of December 31, 2007

   7-Day Yield                                              2.58%
   ---------------------------------------------------------------
   7-Day Effective Yield                                    2.62%
   ---------------------------------------------------------------
   Weighted Average Days to Maturity                           9

 U.S. GOVERNMENT SECURITIES SAVINGS FUND     As of December 31, 2007

   7-Day Yield                                              3.96%
   ---------------------------------------------------------------
   7-Day Effective Yield                                    4.03%
   ---------------------------------------------------------------
   Weighted Average Days to Maturity                          37

An investment in either the U.S. Government Securities Savings Fund or the U.S. Treasury Securities Cash Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the funds seek to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the funds.

The Adviser has contractually limited total fund operating expenses to not exceed 1.00% for the U.S. Treasury Securities Cash Fund and 0.45% for the U.S. Government Securities Savings Fund on an annualized basis through November 1, 2008, and until such later date as the Adviser determines.

PERFORMANCE COMMENTARY

The U.S. Government Securities Savings Fund outperformed the Lipper government-only money market funds for the six months ending December 31, 2007, returning 2.25 percent versus 2.16 percent for the peer group. The U.S. Treasury Securities Cash Fund underperformed the Lipper treasury money market funds for the six months ending December 31, 2007, returning 1.80 percent versus 1.90 percent for the peer group. The U.S. Treasury Securities Cash Fund is recognized as an excellent alternative to a bank checking account. It offers free unlimited check writing and timely statements rivaling a full service commercial bank checking account.

 MONEY MARKET FUNDS


SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUNDS

Recession fears have entered the market's psyche over the past six months as subprime debt problems have led to a full blown financial crisis. Housing data remains dismal - over the past two years housing starts have fallen by more than 50 percent and the market is not currently showing any signs of a recovery. Credit conditions are more difficult for the consumer as delinquency and default rates are up for housing, auto loans and credit card debt. This has led to a lackluster holiday spending season, likely the worst in at least 5 years. Manufacturing data has also shown signs of weakness as the ISM (Institute for Supply Management) Manufacturing Index fell decisively below 50 in December. Unemployment has also risen, hitting 5 percent in December, the highest levels in two years. The inflation situation has deteriorated over the past six months, with the year-over-year change in the Consumer Price Index (CPI) at the highest annual level since 1990. Over the past six months, the Federal Reserve has become very active, cutting interest rates by a total of 100 basis points and has taken other action to help ease the financial crisis. Yields on the three-month Treasury bill fell 157 basis points to 3.24 percent, while yields on the six-month T-bills dropped 155 basis points to 3.39 percent. One-year agency discount note yields moved lower by 138 basis points to 3.86 percent.

INVESTMENT HIGHLIGHTS

For much of the period, the U.S. Government Securities Savings Fund took a laddered approach by buying fixed-rate securities across the money market spectrum. The fund averaged a weighted average maturity of 31 days, which has been on a rising trend over the past six months as Fed expectations have changed dramatically. The fund took advantage of higher yields by selectively extending its ladder. The U.S. Treasury Securities Cash Fund followed a similar approach, averaging a weighted average maturity of 19 days over the period. The market dynamics were different in the treasury markets as a tremendous amount of money flowed into the safest and most liquid securities, which pushed yields to very low levels relative to other money-market alternatives. The U.S. Treasury Securities Cash Fund took advantage of relatively high repurchase rates, which kept the weighted average maturity lower than the U.S. Government Securities Savings Fund.

CURRENT OUTLOOK

The markets are currently braced for a recession and the fed funds futures market is pricing in very sharp reductions in fed funds. The market may have gotten ahead of itself, as international growth will continue to support the U.S. economy. President Bush and the Congress will likely develop some form of fiscal stimulus package to bolster the economy, and we are already well into an aggressive Fed easing cycle. These factors lead us to believe that while the Fed will cut interest rates, the markets have largely priced in what appears to be a worst-case scenario.

 TAX FREE FUNDS


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The U.S. Global Investors Tax Free and Near-Term Tax Free Funds seek to provide a high level of current income exempt from federal income taxation and to preserve capital. However, a portion of any distribution may be subject to federal and/or state income taxes. The Near-Term Tax Free Fund will maintain a weighted average maturity of less than five years, while the Tax Free Fund will generally maintain a longer weighted average maturity.

PERFORMANCE GRAPHS

 NEAR-TERM TAX FREE FUND

                  [Near-Term Tax Free Fund Graph]

                                                Lehman 3-Year
                             Near-Term           Municipal
             Date          Tax Free Fund         Bond Index

           12/31/97         $ 10,000.00         $ 10,000.00
           01/30/98           10,080.52           10,066.18
           02/27/98           10,075.83           10,087.21
           03/31/98           10,072.06           10,103.29
           04/30/98           10,058.82           10,089.68
           05/29/98           10,167.95           10,183.08
           06/30/98           10,200.32           10,217.10
           07/31/98           10,230.99           10,254.21
           08/31/98           10,346.49           10,353.79
           09/30/98           10,446.96           10,419.35
           10/30/98           10,442.12           10,470.06
           11/30/98           10,457.66           10,495.42
           12/31/98           10,463.51           10,520.78
           01/29/99           10,555.43           10,616.03
           02/26/99           10,529.92           10,627.78
           03/31/99           10,538.78           10,637.06
           04/30/99           10,572.36           10,669.84
           05/28/99           10,542.64           10,654.38
           06/30/99           10,440.29           10,590.67
           07/30/99           10,490.15           10,643.25
           08/31/99           10,458.12           10,656.23
           09/30/99           10,487.25           10,696.44
           10/29/99           10,468.11           10,697.68
           11/30/99           10,526.72           10,744.68
           12/31/99           10,505.42           10,727.36
           01/31/00           10,492.19           10,746.54
           02/29/00           10,526.92           10,780.55
           03/31/00           10,615.07           10,836.22
           04/28/00           10,587.30           10,837.46
           05/31/00           10,575.95           10,848.59
           06/30/00           10,716.82           10,985.90
           07/31/00           10,815.57           11,074.93
           08/31/00           10,910.48           11,158.60
           09/29/00           10,905.25           11,161.82
           10/31/00           10,975.64           11,225.11
           11/30/00           11,024.14           11,270.17
           12/31/00           11,187.07           11,395.68
           01/31/01           11,303.82           11,568.65
           02/28/01           11,328.32           11,613.89
           03/30/01           11,402.06           11,695.53
           04/30/01           11,353.80           11,678.44
           05/31/01           11,446.35           11,784.82
           06/30/01           11,489.54           11,837.31
           07/31/01           11,592.42           11,934.34
           08/31/01           11,716.27           12,056.87
           09/30/01           11,748.97           12,118.39
           10/31/01           11,832.03           12,197.21
           11/30/01           11,755.27           12,158.26
           12/31/01           11,703.59           12,146.65
           01/31/02           11,860.22           12,300.92
           02/28/02           11,959.80           12,393.17
           03/31/02           11,778.96           12,208.51
           04/30/02           11,986.04           12,387.98
           05/31/02           12,043.01           12,459.83
           06/30/02           12,138.23           12,566.98
           07/31/02           12,240.41           12,665.01
           08/31/02           12,351.89           12,746.06
           09/30/02           12,515.61           12,846.76
           10/31/02           12,400.18           12,776.10
           11/30/02           12,369.55           12,779.93
           12/31/02           12,545.77           12,963.96
           01/31/03           12,565.14           13,005.45
           02/28/03           12,680.51           13,088.68
           03/31/03           12,678.22           13,072.98
           04/30/03           12,728.71           13,108.27
           05/31/03           12,905.78           13,209.21
           06/30/03           12,863.15           13,188.07
           07/31/03           12,612.58           13,069.38
           08/31/03           12,699.36           13,136.03
           09/30/03           12,939.43           13,333.07
           10/31/03           12,877.82           13,270.41
           11/30/03           12,916.28           13,283.68
           12/31/03           12,960.65           13,311.57
           01/31/04           13,012.17           13,358.17
           02/29/04           13,131.85           13,471.71
           03/31/04           13,094.23           13,435.34
           04/30/04           12,922.15           13,299.64
           05/31/04           12,867.82           13,247.77
           06/30/04           12,889.13           13,271.62
           07/31/04           12,978.14           13,368.50
           08/31/04           13,114.94           13,508.87
           09/30/04           13,143.55           13,523.73
           10/31/04           13,173.43           13,561.59
           11/30/04           13,119.53           13,496.50
           12/31/04           13,187.95           13,549.14
           01/31/05           13,206.00           13,531.52
           02/28/05           13,175.85           13,490.93
           03/31/05           13,085.19           13,446.41
           04/30/05           13,176.06           13,514.98
           05/31/05           13,212.49           13,539.31
           06/30/05           13,242.94           13,608.36
           07/31/05           13,212.42           13,577.06
           08/31/05           13,249.12           13,621.87
           09/30/05           13,279.79           13,628.68
           10/31/05           13,249.05           13,608.23
           11/30/05           13,286.03           13,620.48
           12/31/05           13,316.92           13,668.15
           01/31/06           13,292.15           13,698.22
           02/28/06           13,329.42           13,709.18
           03/31/06           13,304.50           13,684.51
           04/30/06           13,329.49           13,707.77
           05/31/06           13,373.29           13,755.75
           06/30/06           13,341.90           13,730.99
           07/31/06           13,442.59           13,824.36
           08/31/06           13,543.57           13,933.57
           09/30/06           13,644.83           13,997.66
           10/31/06           13,689.26           14,039.66
           11/30/06           13,727.46           14,088.80
           12/31/06           13,701.92           14,085.98
           01/31/07           13,676.31           14,085.98
           02/28/07           13,843.25           14,181.76
           03/31/07           13,823.93           14,222.89
           04/30/07           13,862.69           14,251.34
           05/31/07           13,836.78           14,249.91
           06/30/07           13,810.80           14,261.31
           07/31/07           13,915.03           14,352.58
           08/31/07           14,026.09           14,432.96
           09/30/07           14,130.96           14,532.54
           10/31/07           14,176.96           14,602.30
           11/30/07           14,282.47           14,714.74
           12/31/07           14,322.14           14,789.78

 AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                       December 31, 2007
                                Six Month  One Year  Five Year  Ten Year
  Near-Term Tax Free Fund         3.70%     4.53%      2.68%     3.66%
  ----------------------------------------------------------------------
  Lehman 3-Year Municipal
    Bond Index                    3.71%     5.00%      2.67%     3.99%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The Lehman Brothers 3-Year Municipal Bond Index is a total return benchmark designed for municipal assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least 50 million, have an amount outstanding of at least 5 million and have a maturity of two to four years. The returns for the index reflects no deduction for fees, expenses or taxes.

  The Adviser has agreed to limit the fund's total operating expenses to 0.45% through November 1, 2008.

 TAX FREE FUNDS


 TAX FREE FUND

                       [Tax Free Fund Graph]

                                            Lehman 10-Year
                                              Municipal
         Date          Tax Free Fund          Bond Index

       12/31/97         $ 10,000.00          $ 10,000.00
       01/30/98           10,087.42            10,110.92
       02/27/98           10,074.30            10,110.22
       03/31/98           10,064.42            10,103.28
       04/30/98           10,022.28            10,047.70
       05/29/98           10,184.89            10,218.59
       06/30/98           10,219.87            10,256.11
       07/31/98           10,252.54            10,272.55
       08/31/98           10,414.02            10,451.08
       09/30/98           10,537.33            10,606.46
       10/30/98           10,501.73            10,611.09
       11/30/98           10,550.24            10,642.82
       12/31/98           10,561.34            10,675.93
       01/29/99           10,685.09            10,839.41
       02/26/99           10,614.37            10,742.16
       03/31/99           10,632.54            10,736.60
       04/30/99           10,662.07            10,765.31
       05/28/99           10,567.92            10,689.82
       06/30/99           10,361.46            10,491.14
       07/30/99           10,382.54            10,561.54
       08/31/99           10,249.45            10,522.64
       09/30/99           10,245.91            10,558.06
       10/29/99           10,080.62            10,483.50
       11/30/99           10,203.73            10,598.12
       12/31/99           10,093.54            10,543.01
       01/31/00            9,991.52            10,499.94
       02/29/00           10,132.06            10,582.38
       03/31/00           10,401.52            10,788.24
       04/28/00           10,320.17            10,734.05
       05/31/00           10,234.86            10,670.37
       06/30/00           10,524.12            10,960.29
       07/31/00           10,674.86            11,112.33
       08/31/00           10,839.16            11,284.19
       09/29/00           10,758.08            11,232.53
       10/31/00           10,896.53            11,347.44
       11/30/00           10,984.83            11,408.59
       12/31/00           11,279.02            11,677.44
       01/31/01           11,382.15            11,828.18
       02/28/01           11,401.16            11,848.03
       03/30/01           11,501.25            11,949.05
       04/30/01           11,351.98            11,801.02
       05/31/01           11,469.15            11,929.48
       06/30/01           11,556.86            12,000.42
       07/31/01           11,723.20            12,165.78
       08/31/01           11,920.20            12,371.98
       09/30/01           11,867.61            12,355.78
       10/31/01           12,009.24            12,508.29
       11/30/01           11,862.19            12,346.38
       12/31/01           11,708.75            12,216.94
       01/31/02           11,919.03            12,447.84
       02/28/02           12,073.60            12,625.84
       03/31/02           11,807.28            12,365.75
       04/30/02           12,071.55            12,652.64
       05/31/02           12,133.61            12,712.10
       06/30/02           12,271.22            12,869.73
       07/31/02           12,417.30            13,040.90
       08/31/02           12,545.72            13,210.43
       09/30/02           12,799.27            13,526.16
       10/31/02           12,588.66            13,279.99
       11/30/02           12,514.13            13,171.09
       12/31/02           12,762.98            13,459.54
       01/31/03           12,721.88            13,388.20
       02/28/03           12,884.50            13,619.82
       03/31/03           12,871.09            13,626.63
       04/30/03           12,955.93            13,727.46
       05/31/03           13,259.86            14,120.07
       06/30/03           13,190.19            14,052.29
       07/31/03           12,675.09            13,462.10
       08/31/03           12,782.81            13,577.87
       09/30/03           13,134.10            14,035.44
       10/31/03           13,055.23            13,928.78
       11/30/03           13,150.14            14,079.21
       12/31/03           13,233.65            14,228.45
       01/31/04           13,312.12            14,288.20
       02/29/04           13,503.51            14,539.68
       03/31/04           13,437.43            14,456.80
       04/30/04           13,119.93            14,057.79
       05/31/04           13,080.27            14,066.23
       06/30/04           13,025.46            14,112.65
       07/31/04           13,144.07            14,305.99
       08/31/04           13,331.07            14,619.29
       09/30/04           13,386.34            14,696.77
       10/31/04           13,477.61            14,814.35
       11/30/04           13,365.39            14,646.95
       12/31/04           13,516.20            14,819.78
       01/31/05           13,610.48            14,945.75
       02/28/05           13,542.31            14,851.59
       03/31/05           13,457.40            14,720.90
       04/30/05           13,641.11            15,006.48
       05/31/05           13,721.03            15,107.02
       06/30/05           13,777.83            15,194.64
       07/31/05           13,727.54            15,065.49
       08/31/05           13,850.81            15,249.29
       09/30/05           13,769.86            15,112.05
       10/31/05           13,702.20            14,997.19
       11/30/05           13,766.69            15,090.18
       12/31/05           13,891.74            15,227.50
       01/31/06           13,927.10            15,276.23
       02/28/06           14,035.81            15,366.36
       03/31/06           13,949.67            15,208.08
       04/30/06           13,951.97            15,180.71
       05/31/06           14,001.72            15,283.94
       06/30/06           13,957.60            15,215.16
       07/31/06           14,113.72            15,417.52
       08/31/06           14,303.15            15,681.16
       09/30/06           14,384.11            15,795.63
       10/31/06           14,459.45            15,890.41
       11/30/06           14,553.95            16,015.94
       12/31/06           14,518.40            15,940.66
       01/31/07           14,476.78            15,868.93
       02/28/07           14,652.22            16,092.68
       03/31/07           14,622.29            16,060.50
       04/30/07           14,657.14            16,111.89
       05/31/07           14,599.28            16,028.11
       06/30/07           14,536.38            15,941.56
       07/31/07           14,634.67            16,085.03
       08/31/07           14,610.32            16,125.25
       09/30/07           14,826.54            16,341.32
       10/31/07           14,868.20            16,398.52
       11/30/07           14,951.83            16,580.54
       12/31/07           15,002.41            16,626.97

 AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                       December 31, 2007
                                Six Month  One Year  Five Year  Ten Year
  Tax Free Fund                   3.21%     3.33%      3.28%     4.14%
  ----------------------------------------------------------------------
  Lehman 10-Year Municipal
    Bond Index                    4.29%     4.29%      4.31%     5.21%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The Lehman Brothers 10-Year Municipal Bond Index is a total return benchmark designed for long-term municipal assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least 50 million, have an amount outstanding of at least 5 million and have a maturity of 8 to 12 years. The returns for the index reflects no deduction for fees, expenses or taxes.

  The Adviser has agreed to limit the fund's total operating expenses to 0.70% through November 1, 2008.

PERFORMANCE COMMENTARY

Over the past six months, the Near-Term Tax Free Fund posted a 3.70 percent return, while the Tax Free Fund returned 3.21 percent. The Near-Term Tax Free Fund tracked closely its benchmark, the Lehman 3-year municipal index, which returned 3.71 percent. The Tax Free Fund underperformed its benchmark, the Lehman 10-year municipal index, which returned 4.29 percent. Both funds outperformed their respective Lipper peer groups over the past six months. The performance difference for the Tax Free Fund was primarily driven by fund maturity preferences, as the fund maintained exposure across a wide range of maturities versus the

 TAX FREE FUNDS


bullet structure of the index. Both funds benefited from a conservative credit profile. As the subprime market imploded, liquidity dried up and credit spreads widened. This primarily affected high-yield securities and also impacted longer-dated securities.

SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUNDS

Municipals rallied strongly during the second half of 2007 as the Fed initiated an easing campaign in September and expectations for an almost immediate rate cut surfaced in August. The most significant impact on the municipal market was the credit crisis. Over the past several years, many investors had become complacent about credit risks and therefore investors in higher-yielding securities were not being adequately compensated for the risk they were taking. The long end of the municipal market was also impacted as leveraged investors could no longer support their activities as liquidity dried up. The municipal insurers also came under pressure -they had insured complex structured products that are now experiencing significantly more losses than originally anticipated, which also pressured the yields of insured bonds. In the municipal market, the best-performing sectors were water and sewer and education bonds, which are traditional essential-service municipal bonds. Industrial development bonds, generally lower quality and leveraged to tobacco issues, significantly underperformed, trailing the overall market by as much as 800 basis points. The noninvestment grade portion of the municipal market also posted very weak results similar to the industrial development sector.

INVESTMENT HIGHLIGHTS

STRENGTHS

* Both funds maintained a conservative credit profile, which significantly benefited performance.

* Both funds were significantly overweight Texas municipals, which outperformed.

* Both funds were significantly overweight the education sector, which outperformed.

WEAKNESSES

* Both funds maintained an overweight position relative to the benchmark in longer term securities, which underperformed.

* The funds did have some exposure to low-quality, investment-grade bonds, which underperformed.

 TAX FREE FUNDS


* The funds were underweight the water and sewer sector, which outperformed.

Note that taxable investments by the funds may generate ordinary income that will be distributed to shareholders as taxable income. For the six months ended December 31, 2007, 14 percent and 11 percent of the distributions of the Near-Term Tax Free Fund and the Tax Free Fund, respectively, were characterized as ordinary income (taxable).

CURRENT OUTLOOK

OPPORTUNITIES

* We are in the middle of a Fed easing cycle which will likely continue through the first half of 2008.

* The extremely poor performance of high-yield-related securities now offers opportunities at much more attractive prices.

THREATS

* If one or more major municipal insurers is downgraded, it may threaten the current structure of the market and how bonds are viewed. Over the past several years, roughly half of all bonds issued were insured.

* Inflation remains a threat, as CPI rose to the highest annual level since 1990.

 TAX FREE FUNDS


 NEAR-TERM TAX FREE FUND
 MUNICIPAL BOND RATINGS
 (BASED ON TOTAL MUNICIPAL BONDS)                  December 31, 2007

                [Near-Term Tax Free Fund Pie Chart]

 AAA     64.67%
 AA      26.82%
 A        8.51%


 TAX FREE FUND
 MUNICIPAL BOND RATINGS
 (BASED ON TOTAL MUNICIPAL BONDS)                  December 31, 2007

                     [Tax Free Fund Pie Chart]

 BBB      2.29%
 AAA     65.55%
 AA      12.14%
 A       20.02%

 ALL AMERICAN EQUITY FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The principal objective of the All American Equity Fund is to seek capital appreciation by investing primarily in a broadly diversified portfolio of domestic common stocks. The fund invests in large-capitalization stocks, while retaining the flexibility to seek out promising individual stock opportunities. The fund seeks capital appreciation and does not emphasize income.

PERFORMANCE GRAPH

 ALL AMERICAN EQUITY FUND


                  [All American Equity Fund Graph]

                   All American         S&P
        Date       Equity Fund       500 Index

      12/31/97     $ 10,000.00      $ 10,000.00
      01/30/98       10,196.20        10,110.61
      02/27/98       10,833.08        10,839.84
      03/31/98       11,334.74        11,394.93
      04/30/98       11,507.21        11,509.57
      05/29/98       11,340.79        11,311.74
      06/30/98       11,815.55        11,771.21
      07/31/98       11,779.00        11,645.87
      08/31/98       10,235.06         9,962.14
      09/30/98       10,885.83        10,600.32
      10/30/98       11,572.68        11,462.57
      11/30/98       12,296.17        12,157.29
      12/31/98       12,884.05        12,857.86
      01/29/99       13,342.62        13,395.53
      02/26/99       12,940.59        12,979.21
      03/31/99       13,273.21        13,498.49
      04/30/99       13,600.79        14,021.22
      05/28/99       13,377.15        13,690.13
      06/30/99       14,117.98        14,449.90
      07/30/99       13,641.92        13,998.70
      08/31/99       13,465.36        13,929.45
      09/30/99       13,054.25        13,547.59
      10/29/99       13,840.53        14,404.89
      11/30/99       14,042.63        14,697.71
      12/31/99       14,766.39        15,563.35
      01/31/00       14,029.04        14,781.41
      02/29/00       13,727.68        14,501.61
      03/31/00       14,933.74        15,920.28
      04/28/00       14,564.73        15,441.30
      05/31/00       14,147.59        15,124.49
      06/30/00       14,502.48        15,497.36
      07/31/00       14,114.08        15,255.07
      08/31/00       15,051.38        16,202.63
      09/29/00       13,931.11        15,347.24
      10/31/00       13,423.94        15,282.36
      11/30/00       11,920.33        14,077.51
      12/31/00       11,989.12        14,146.41
      01/31/01       12,091.60        14,648.31
      02/28/01       10,620.11        13,312.65
      03/30/01        9,866.74        12,469.29
      04/30/01       10,777.90        13,438.28
      05/31/01       10,716.33        13,528.32
      06/30/01       10,447.50        13,199.06
      07/31/01       10,209.31        13,069.12
      08/31/01        9,441.35        12,250.97
      09/30/01        9,022.88        11,261.68
      10/31/01        9,129.71        11,476.42
      11/30/01        9,680.28        12,356.74
      12/31/01        9,704.94        12,464.99
      01/31/02        9,376.23        12,283.09
      02/28/02        9,146.14        12,046.20
      03/31/02        9,565.24        12,499.25
      04/30/02        9,088.62        11,741.45
      05/31/02        9,725.48        11,654.95
      06/30/02        8,710.61        10,824.76
      07/31/02        7,560.15         9,980.93
      08/31/02        7,699.85        10,046.46
      09/30/02        7,021.90         8,954.61
      10/31/02        7,371.15         9,742.77
      11/30/02        7,399.91        10,316.22
      12/31/02        7,124.62         9,710.16
      01/31/03        7,030.12         9,455.79
      02/28/03        6,915.07         9,313.92
      03/31/03        7,017.79         9,404.34
      04/30/03        7,547.83        10,178.99
      05/31/03        7,884.75        10,715.29
      06/30/03        7,868.31        10,851.98
      07/31/03        8,061.42        11,043.32
      08/31/03        8,336.71        11,258.69
      09/30/03        8,221.67        11,139.13
      10/31/03        8,837.98        11,769.26
      11/30/03        9,154.36        11,872.81
      12/31/03        9,355.69        12,495.48
      01/31/04        9,384.45        12,724.83
      02/29/04        9,507.71        12,901.70
      03/31/04        9,437.87        12,707.06
      04/30/04        8,907.83        12,507.58
      05/31/04        9,018.77        12,679.22
      06/30/04        9,257.08        12,925.77
      07/31/04        8,731.16        12,497.97
      08/31/04        8,710.61        12,548.52
      09/30/04        8,981.79        12,684.43
      10/31/04        9,117.38        12,878.21
      11/30/04        9,667.96        13,399.28
      12/31/04        9,828.20        13,855.24
      01/31/05        9,594.00        13,517.52
      02/28/05        9,943.25        13,801.99
      03/31/05        9,778.89        13,557.58
      04/30/05        9,441.97        13,300.45
      05/31/05        9,824.09        13,723.65
      06/30/05       10,054.18        13,743.13
      07/31/05       10,444.52        14,254.22
      08/31/05       10,419.86        14,124.16
      09/30/05       10,863.61        14,238.56
      10/31/05       10,534.91        14,001.19
      11/30/05       10,982.77        14,530.75
      12/31/05       10,995.02        14,535.81
      01/31/06       12,023.96        14,920.68
      02/28/06       11,549.39        14,961.17
      03/31/06       12,133.15        15,147.39
      04/30/06       12,393.54        15,350.79
      05/31/06       11,645.98        14,908.98
      06/30/06       11,587.18        14,929.19
      07/31/06       11,435.99        15,021.28
      08/31/06       11,507.39        15,378.68
      09/30/06       11,381.39        15,774.99
      10/31/06       11,797.17        16,289.03
      11/30/06       12,410.34        16,598.78
      12/31/06       12,194.28        16,831.63
      01/31/07       12,373.68        17,086.18
      02/28/07       12,354.28        16,751.99
      03/31/07       12,587.02        16,939.36
      04/30/07       13,105.82        17,689.70
      05/31/07       13,687.65        18,306.98
      06/30/07       13,857.35        18,002.84
      07/31/07       13,600.38        17,444.67
      08/31/07       13,474.31        17,706.17
      09/30/07       14,783.44        18,368.35
      10/31/07       15,966.50        18,660.53
      11/30/07       14,914.35        17,880.40
      12/31/07       15,489.93        17,756.35

 AVERAGE ANNUAL PERFORMANCE                        For the Periods Ended
                                                       December 31, 2007
                                Six Month  One Year  Five Year  Ten Year
  All American Equity Fund       11.78%     27.03%    16.79%     4.47%
  ----------------------------------------------------------------------
  S&P 500 Index                  (1.37)%     5.49%    12.82%     5.91%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The returns for the index reflects no deduction for fees, expenses or taxes.

  The Adviser has agreed to limit the fund's total operating expenses to 1.75% through November 1, 2008.

 ALL AMERICAN EQUITY FUND


SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

The federal funds rate has been lowered three times since the last report to 4.25 percent at the end of 2007. The three cuts totaled 100 basis points. Although third quarter gross domestic product
(GDP) accelerated to 4.9 percent, recent economic reports point toward a slowdown in the domestic economy. The unemployment rate hit 5 percent in December, and housing remains very weak.

The question of decoupling has become one of recoupling. The fear is that a slowdown in the U.S. will spread to the emerging markets around the world.

Oil prices averaged $83 per barrel over the last six months but finished the time period at $96. The price range for oil over the last six months has been between $69 to $98. Stubbornly high oil prices remain a headwind to economic growth in the U.S.

The yield on the 10-year Treasury note fell from 5.06 percent at the start of the time period to 4.03 percent at the end of calendar
2007.

Sector performance was mixed, with energy, utilities, staples and technology leading to the upside, while financials, discretion and telecom leading to the downside.

INVESTMENT HIGHLIGHTS

OVERVIEW

The fund returned 11.78 percent for the 6-month period, compared to a -1.37 percent return for the benchmark S&P 500 Index.

The fund's largest bets were in the technology and materials sectors. The fund benefited from being early in the fertilizer and agricultural-related names. Gold, a staple of the fund, was among the top-performing groups over the time period. The overweight position in technology was another source of alpha - the fund benefited from exposure to videogame and Internet stocks. For the most part, the fund avoided most of the carnage in the financial sector and was underweight the discretion sector.

STRENGTHS

* Energy, utilities, staples and technology were the best performing sectors in the S&P 500.

 ALL AMERICAN EQUITY FUND


* The best-performing industry groups were fertilizer & agricultural chemicals, construction & engineering and coal.

* Stocks in the fund that provided significant out performance were Apple Computer, Inc.,(1) First Solar, Inc.,(2) The Mosaic
  Company(3) and Research in Motion.(4)

WEAKNESSES

* The worst performing sectors were financials and consumer discretion.

* The weakest performing industries were thrifts & mortgages, homebuilders and real estate mortgage.

* Stocks that negatively impacted fund performance were General
  Cable Corp.,(5) Terra Nitrogen Co., L.P.,(5) Corrections
  Corporation of America(5) and Stockgroup Information Systems.(6)

   SECTOR WEIGHTINGS--ALL AMERICAN EQUITY FUND AND S&P 500 INDEX
                   (AS OF DECEMBER 31, 2007 IN %)

                              ALL AMERICAN        S&P 500      OVER
                               EQUITY FUND         INDEX     (UNDER)
                                % WEIGHTS        % WEIGHTS   % WEIGHT
SECTORS                    -------------------   ---------   --------
Technology                        25.49            16.73       8.76
Consumer                          12.88            18.71      (5.83)
Energy                            16.16            12.86       3.30
Financials                        10.16            17.64      (7.48)
Materials                         10.71             3.33       7.38
Health Care                        7.65            11.97      (4.32)
Industrials                        6.23            11.51      (5.28)
Telecom/Utilities                  3.31             7.25      (3.94)
Cash Equivalent                    7.41              0.0       7.41
                                 ------           ------      -----
    TOTAL                        100.00           100.00       0.00
                                 ======           ======      =====

From a macro perspective, the fund generally made the right sector bets by being overweight materials and technology and benefited from good stock picking in the energy sector. Being underweight the financial and discretion sector also proved to be the right move. The position in materials was a call on continued growth in emerging economies, while the overweight position in technology focused on strong demand for consumer electronics, in particular smartphones and videogames. In energy, the fund benefited from call options on PetroChina Co., Ltd.,(5) which appreciated over 180% before being sold. An underweight position in utilities hurt the fund, as the utility sector was the second-best performer during the time period.

 ALL AMERICAN EQUITY FUND


The same case can be made with the staples sector, the third-best-performing sector. The fund underweighted the financial sector because these stocks were neither cheap enough to buy nor was their EPS growth outlook compelling enough. The discretion sector was de-emphasized due to concerns about consumer spending given the weak housing market.

The stock markets were subject to profit-taking towards the end of 2007, but the areas of the market that worked in 2007 should continue to work in 2008. The fund appears to be properly positioned as we head into 2008.

FUND METRICS

----------------------------------------------------------------------------
                                                     P/E TO
                                          RETURN ON  GROWTH      AVERAGE
                       REVENUE  EARNINGS  EQUITY -   RATIO       MARKET
                       GROWTH    GROWTH      ROE     - PEG   CAPITALIZATION
----------------------------------------------------------------------------
All American Equity                                               $43.9
  Fund                   29%      61%       24.2%     1.5X       Billion
----------------------------------------------------------------------------
S&P 500 Index             9%      14%       20.4%     1.4X        $26.9
                                                                 Billion
----------------------------------------------------------------------------

As of December 31, 2007, the average revenue growth in the last 12 months for the stocks in the fund was 29%, compared to 9% for the stocks in the S&P 500 Index. The high relative growth also applies to earnings of the stocks in the fund, which on average grew 61% year-over-year over the last 12 months, as compared to 14% for the S&P 500 Index. The fund's holdings also exhibit stronger return on equity, which demonstrates the quality companies in which the fund invests. Despite these higher growth rates, the price-to-projected-earnings-per-share growth rate (PEG ratio) is only slightly higher than that of the S&P 500 Index (1.5x for the fund compared to 1.4x for the index).

The fund employed a new model that emphasized return on equity in addition to consistent earnings and revenue growth. This should result in a lower level of turnover compared to past years.

CURRENT OUTLOOK

OPPORTUNITIES

* The long-term Presidential Election Cycle indicates that odds favor that 2008 should be a positive year for the market.

* The global infrastructure build-out should continue to be positive for commodities such as steel, copper, aluminum and energy.

 ALL AMERICAN EQUITY FUND


THREATS

* Stocks are not cheap on a historical basis and with peak profitability behind us, further multiple expansion may be hard to achieve.

* Rising energy and food prices could place a crimp in consumer spending and slow economic growth in the U.S.

* Trade could become an issue with record trade deficits and a more confrontational Congress.

(1)This security comprised 4.80% of the total net assets of the fund as of December 31, 2007.

(2)This security comprised 3.23% of the total net assets of the fund as of December 31, 2007.

(3)This security comprised 2.28% of the total net assets of the fund as of December 31, 2007.

(4)This security comprised 4.12% of the total net assets of the fund as of December 31, 2007.

(5)The fund did not hold this security as of December 31, 2007.

(6)This security comprised 0.26% of the total net assets of the fund as of December 31, 2007.

 ALL AMERICAN EQUITY FUND


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS    December 31, 2007

   APPLE COMPUTER, INC.                                     4.79%
     COMPUTERS
   ---------------------------------------------------------------
   RESEARCH IN MOTION LTD.                                  4.12%
     ELECTRONICS & COMPONENTS
   ---------------------------------------------------------------
   FIRST SOLAR, INC.                                        3.23%
     ENERGY - ALTERNATIVE SOURCES
   ---------------------------------------------------------------
   THE MOSAIC COMPANY                                       2.28%
     CHEMICALS - AGRICULTURAL
   ---------------------------------------------------------------
   MASTERCARD, INC.                                         2.23%
     FINANCIAL SERVICES
   ---------------------------------------------------------------
   GAMESTOP CORP.                                           2.15%
     RETAIL
   ---------------------------------------------------------------
   MONSANTO CO.                                             2.13%
     CHEMICALS - AGRICULTURAL
   ---------------------------------------------------------------
   DIAMOND OFFSHORE DRILLING, INC.                          1.96%
     OIL & GAS DRILLING
   ---------------------------------------------------------------
   GOOGLE, INC.                                             1.91%
     INTERNET
   ---------------------------------------------------------------
   CME GROUP, INC.                                          1.90%
     FINANCIAL SERVICES
   ---------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                  26.70%



 PORTFOLIO PROFILE                                    December 31, 2007

   Country Distribution*                         % of Investments
   ---------------------------------------------------------------
     United States                                         82.47%
   ---------------------------------------------------------------
     Canada                                                 8.85%
   ---------------------------------------------------------------
     People's Republic of China                             2.47%
   ---------------------------------------------------------------
     Netherlands                                            1.29%
   ---------------------------------------------------------------
     Other Foreign                                          4.92%
   ---------------------------------------------------------------
   * Country distribution shown is based on domicile and the locale of company operations may be different.

 CHINA REGION OPPORTUNITY FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The China Region Opportunity Fund seeks capital appreciation by focusing on the economic growth in the greater China region, including China, Hong Kong, Singapore, Korea and Taiwan, and other Asian countries.(1) The fund emphasizes a long-term growth approach over current income.

PERFORMANCE GRAPH

 CHINA REGION OPPORTUNITY FUND

                [China Region Opportunity Fund Graph]

                                       Morgan Stanley
                     China Region     Capital Far East
                      Opportunity         Free ex
         Date            Fund           Japan Index*

        12/31/97     $ 10,000.00        $ 10,000.00
        01/30/98        7,810.34           9,137.29
        02/27/98        9,982.76          11,215.41
        03/31/98        9,982.76          10,921.02
        04/30/98        9,172.41           9,775.85
        05/29/98        8,137.93           8,235.32
        06/30/98        7,051.72           7,315.38
        07/31/98        5,965.52           7,093.77
        08/31/98        4,913.79           5,977.63
        09/30/98        5,965.52           6,606.66
        10/30/98        6,775.86           8,396.96
        11/30/98        6,982.76           9,146.55
        12/31/98        6,672.41           9,261.24
        01/29/99        5,838.36           8,945.24
        02/26/99        5,803.61           8,771.44
        03/31/99        6,429.15           9,725.81
        04/30/99        7,767.11          11,959.32
        05/28/99        7,575.97          11,405.63
        06/30/99        9,695.85          13,364.41
        07/30/99        9,209.32          12,829.18
        08/31/99        9,261.45          13,025.75
        09/30/99        8,774.92          11,971.53
        10/29/99        8,688.04          12,535.06
        11/30/99        9,626.35          13,774.12
        12/31/99       10,390.89          14,762.48
        01/31/00       10,443.02          14,426.14
        02/29/00       11,138.07          13,651.29
        03/31/00       11,572.47          14,263.20
        04/28/00       10,390.89          13,085.08
        05/31/00        9,834.86          12,004.66
        06/30/00       10,616.78          12,546.95
        07/31/00       10,668.91          12,079.91
        08/31/00       10,443.02          11,916.30
        09/29/00        9,574.22          10,525.08
        10/31/00        8,722.79           9,691.65
        11/30/00        8,253.64           9,197.61
        12/31/00        8,429.14           9,171.00
        01/31/01        8,781.08          10,397.60
        02/28/01        8,341.15           9,887.63
        03/30/01        8,270.76           8,804.62
        04/30/01        8,605.11           8,817.90
        05/31/01        8,886.67           8,731.56
        06/30/01        8,657.90           8,533.16
        07/31/01        7,936.41           8,192.80
        08/31/01        7,320.50           8,045.24
        09/30/01        6,493.43           6,754.98
        10/31/01        6,739.79           7,092.92
        11/30/01        7,214.92           8,059.15
        12/31/01        7,320.50           8,787.09
        01/31/02        7,496.48           9,141.00
        02/28/02        7,408.49           9,155.26
        03/31/02        7,778.03           9,802.19
        04/30/02        7,989.20           9,918.13
        05/31/02        7,971.60           9,690.53
        06/30/02        7,707.64           9,156.87
        07/31/02        7,197.32           8,803.46
        08/31/02        6,933.36           8,593.66
        09/30/02        6,352.65           7,601.68
        10/31/02        6,405.44           8,005.49
        11/30/02        6,704.59           8,398.35
        12/31/02        6,423.04           7,816.13
        01/31/03        6,616.61           7,908.33
        02/28/03        6,616.61           7,520.12
        03/31/03        6,335.05           7,159.64
        04/30/03        6,370.24           7,386.43
        05/31/03        7,091.74           7,988.90
        06/30/03        7,338.10           8,439.17
        07/31/03        8,024.40           9,142.70
        08/31/03        8,640.30           9,788.19
        09/30/03        8,921.86           9,811.98
        10/31/03       10,452.83          10,636.19
        11/30/03       10,751.99          10,466.05
        12/31/03       11,634.34          11,002.98
        01/31/04       11,705.28          11,713.93
        02/29/04       12,361.48          12,135.00
        03/31/04       11,953.57          11,860.64
        04/30/04       10,747.57          11,141.77
        05/31/04       10,694.37          10,835.66
        06/30/04       10,392.87          10,711.71
        07/31/04       10,286.46          10,391.16
        08/31/04       10,375.13          10,897.86
        09/30/04       11,084.54          11,250.07
        10/31/04       11,102.28          11,290.85
        11/30/04       11,811.69          12,248.44
        12/31/04       12,124.13          12,568.99
        01/31/05       11,724.83          12,641.56
        02/28/05       12,795.68          13,348.31
        03/31/05       12,396.38          12,696.70
        04/30/05       12,178.58          12,535.64
        05/31/05       12,015.23          12,773.87
        06/30/05       12,468.98          13,037.33
        07/31/05       12,922.73          13,835.65
        08/31/05       12,850.13          13,331.95
        09/30/05       13,557.97          13,971.62
        10/31/05       12,741.23          13,087.94
        11/30/05       13,322.02          14,007.75
        12/31/05       14,388.94          14,813.77
        01/31/06       15,896.71          15,847.46
        02/28/06       15,710.57          15,788.93
        03/31/06       16,808.82          15,934.61
        04/30/06       17,944.30          17,043.74
        05/31/06       16,752.98          15,830.83
        06/30/06       16,213.16          15,699.06
        07/31/06       16,045.63          15,663.33
        08/31/06       16,194.54          16,048.90
        09/30/06       16,473.76          16,491.61
        10/31/06       17,013.58          16,912.82
        11/30/06       18,297.97          18,242.25
        12/31/06       19,832.17          19,031.14
        01/31/07       19,529.68          18,697.04
        02/28/07       19,227.19          18,834.71
        03/31/07       19,756.55          19,203.15
        04/30/07       20,550.59          19,860.76
        05/31/07       22,327.74          20,905.10
        06/30/07       23,726.77          22,006.81
        07/31/07       25,352.66          23,543.76
        08/31/07       26,354.67          23,210.91
        09/30/07       31,440.33          25,870.00
        10/31/07       36,110.06          28,440.51
        11/30/07       31,478.14          25,760.00
        12/31/07       30,400.89          25,382.80

 AVERAGE ANNUAL PERFORMANCE                         For the Periods Ended
                                                        December 31, 2007
                                Six Month  One Year  Five Year   Ten Year
  China Region Opportunity
    Fund                         28.13%     53.29%    36.44%     11.75%
  -----------------------------------------------------------------------
  Hang Seng Composite Index      28.23%     44.32%    32.73%       n/a
  -----------------------------------------------------------------------
  Morgan Stanley Capital Far
    East Free ex Japan Index*    15.34%     33.38%    26.55%      9.76%

  * These are not total returns. These returns reflect simple appreciation only and do not reflect dividend reinvestment.

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The Hang Seng Composite Index is a market-capitalization weighted index that comprises the top 200 companies listed on The Stock Exchange of Hong Kong, based on average market capitalization for the twelve months. The index commenced January 2000; it is not included in the graph as it had less than ten years of data. The Morgan Stanley Capital
  Far East Free ex Japan Index is an index in a series representing both the developed and the emerging markets for a particular region. The returns for the indexes reflect no deduction for fees, expenses or taxes.

 CHINA REGION OPPORTUNITY FUND


SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

China's GDP decelerated to 11.5 percent in the third quarter of 2007 from 11.9 percent in the second quarter. The government began implementing policies towards the end of 2007 to slow down the economy in 2008. In addition, concerns about a slowdown in the U.S. started to weigh on stocks in the region in the fourth quarter of 2007.

Fixed asset investment averaged 27 percent growth in the first 11 months of 2007, which was consistent with the strong import data in the same time period. Strong import demand has resulted from the level of fixed asset investment spending.

Interest rates (as measured by the one-year lending rate) were increased six times in 2007 to 7.47 percent at the calendar year-end. The deposit reserve ratio was raised 10 times to 14.5 percent. Despite these moves to help reduce the liquidity within the financial markets, money supply as measured by M2(2) averaged 17.5 percent growth in 2007, surpassing the government target of 16 percent. M1(2) money supply growth remained over 21 percent, indicating that people were staying liquid in order to invest in the stock market or the property market.

All sectors in the Hang Seng Composite Index (HSCI) delivered a positive return over the six months. Telecom, energy and property were at the top of the list. Most of the move came in the first three months of the time period as excitement about a liquidity boom coming into Hong Kong drove that market higher. During the last half of the time period, concerns over a worldwide slowdown and a recoupling of economies around the world caused markets to be flat to down.

INVESTMENT HIGHLIGHTS

OVERVIEW

The fund returned 28.13 percent for the 6-month time period, compared to a 28.23 percent return for the HSCI.

Country allocation played a major role in the first three months of the time period. China unveiled details about two plans that would allow mainland Chinese investors to legally invest outside of China for the first time. Excitement about these plans drove the Hong Kong markets higher, in particular the H-share and Red Chip indices. The fund significantly increased its exposure to the H-share market, and this benefited the fund in the third quarter of 2007. The last three months of the time period saw profit-taking across most of the markets as news spread about a delay in

 CHINA REGION OPPORTUNITY FUND


the two Chinese investment plans, as well as renewed concerns about a slowdown in the U.S. and its impact on the export-dependent economies in Southeast Asia. A very sharp selloff in November in the H-share stocks caused the underperformance for the six-month time period.

STRENGTHS

* The best-performing country was China (Red Chips, Shanghai B shares and H-shares), followed by Hong Kong and Malaysia.

* Oil and resources and telecom were the best-performing sectors in the Hang Seng Composite Index. The fund had significantly more exposure in oil and resources stocks than the index.

* Stocks in the fund that provided significant outperformance were China COSCO Holdings Co., Ltd.,(3) Zijin Mining Group Co.,
  Ltd.,(4) China Mobile Ltd.,(5) China Coal Energy Co.(6) and
  Zhaojin Mining Industry Co., Ltd.(7)

WEAKNESSES

* The worst-performing countries/indices were Taiwan, Shenzhen B shares and Singapore.

* The worst-performing sectors in the HSCI were technology, consumer goods and financials. Although the fund was underweight financials, the fund did have more exposure in consumer and technology stocks relative to the index.

* Stocks that dragged down performance include Tianjin Development Holdings Ltd.,(8) China Oilfield Services Ltd.,(8) China
  Everbright Ltd.,(8) Guangzhou Shipyard International Co.(8) and
  Luks Group Vietnam Holdings Co., Ltd.(8)

 CHINA REGION OPPORTUNITY FUND


          SECTOR WEIGHTINGS--CHINA REGION OPPORTUNITY FUND
                   AND HANG SENG COMPOSITE INDEX
             (% OF INVESTMENTS AS OF DECEMBER 31, 2007)

                            CHINA REGION   HANG SENG
                            OPPORTUNITY    COMPOSITE     OVER
                                FUND         INDEX     (UNDER)
                             % WEIGHTS     % WEIGHTS   % WEIGHT
SECTORS                     ------------   ---------   --------
Oil & Resources                 33.35         8.83      24.52
Financial                       21.87        47.71     (25.84)
Consumer                        17.26         7.45       9.81
Industrials                     11.90        13.42      (1.52)
Technology                       6.92         1.37       5.55
Telecom                          5.46        21.22     (15.76)
Cash Equivalent                  3.24          0.0       3.24
                               ------       ------     ------
TOTAL                          100.00       100.00       0.00
                               ======       ======     ======

         COUNTRY WEIGHTINGS--CHINA REGION OPPORTUNITY FUND
             (% OF INVESTMENTS AS OF DECEMBER 31, 2007)

                                                    CHINA REGION
                                                    OPPORTUNITY
                                                        FUND
                                                     % WEIGHTS
COUNTRY*                                            ------------
People's Republic of China                              42.89
Hong Kong                                               30.11
U.S. & Canada                                           10.31
Singapore/Malaysia                                       5.74
Taiwan/Indonesia                                         5.27
Korea, Republic of                                       4.30
Other Foreign                                            1.38
                                                       ------
TOTAL                                                  100.00
                                                       ======

  * Country distribution shown is based on domicile and not intended to conform to the China region definition in the prospectus.

From a macro perspective, the fund generally made the right sector bets by being overweight materials, energy and underweight financials. The bets on energy and materials were made as there appeared to be little evidence of a slowdown in the emerging markets so these sectors would benefit from growth. The underweight position in financials was also the proper call as China sought to clamp down on loan growth by raising rates and required reserves. What hurt the fund was being overweight the technology and discretion sectors. The Internet plays did not perform as expected

 CHINA REGION OPPORTUNITY FUND


as valuations became stretched. The consumer names were hurt over fears about weakness in the U.S. as these companies still depend on exports for their revenue.

Having re-established positions in the China stocks during down periods and with the bull market spreading to other lagging countries in the region, the fund appears to be well positioned for continued growth in the China region.

The level of turnover in the fund is a function of the volatility of the markets in the region. In an effort to reduce turnover, a return-on-capital criteria has been implemented that should help to reduce turnover going forward.

CURRENT OUTLOOK

OPPORTUNITIES

* The economies in the region should show strong relative growth against the U.S. Although a slowdown in the U.S. will have some impact on growth in Southeast Asia, exports out of China are more diversified than they have been in the past.

* The global infrastructure build-out taking place should continue to be positive for commodities such as steel, copper, aluminum as well as energy commodities.

THREATS

* The Chinese government has implemented policies such as raising rates and increasing reserves in an effort to slow down the economy. It is possible that the government may go too far in their policies and cause growth to slow more than expected.

* The trade imbalance between the U.S. and China has not improved significantly, and as 2008 is a Presidential election year, anti-China rhetoric could pick up significantly.

(1)The China region is defined as any country that either shares a border with China or is located in the South China Sea or the East China Sea and includes: the People's Republic of China (PRC or China), Bangladesh, Hong Kong, India, Indonesia, Kazakhstan, Korea, Kyrgyzstan, Laos, Malaysia, Mongolia, Nepal, Pakistan, Philippines, Singapore, Taiwan, Tajikistan, Thailand, and Vietnam.

(2)M1 and M2 are measures of total money supplies. The M1 money supply includes only checkable demand deposits. M2 includes everything in M1 and also savings and other time deposits.

(3)This security comprised 1.23% of the total net assets of the fund as of December 31, 2007.

 CHINA REGION OPPORTUNITY FUND


(4)This security comprised 3.23% of the total net assets of the fund as of December 31, 2007.

(5)This security comprised 5.26% of the total net assets of the fund as of December 31, 2007.

(6)This security comprised 2.34% of the total net assets of the fund as of December 31, 2007.

(7)This security comprised 2.49% of the total net assets of the fund as of December 31, 2007.

(8)The fund did not hold this security as of December 31, 2007.

 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS    December 31, 2007

   CHINA MOBILE LTD.                                        5.45%
     CELLULAR TELECOMMUNICATIONS
   ---------------------------------------------------------------
   ZIJIN MINING GROUP CO., LTD.                             3.35%
     GOLD MINING
   ---------------------------------------------------------------
   CHINA LIFE INSURANCE CO., LTD.                           3.19%
     INSURANCE
   ---------------------------------------------------------------
   ZHAOJIN MINING INDUSTRY CO., LTD.                        2.58%
     GOLD MINING
   ---------------------------------------------------------------
   CHINA MERCHANTS BANK CO., LTD.                           2.53%
     BANKS
   ---------------------------------------------------------------
   SUN HUNG KAI PROPERTIES LTD.                             2.45%
     REAL ESTATE COMPANIES
   ---------------------------------------------------------------
   PT BUMI RESOURCES TBK                                    2.43%
     COAL
   ---------------------------------------------------------------
   CHINA COAL ENERGY CO.                                    2.43%
     COAL
   ---------------------------------------------------------------
   TENCENT HOLDINGS LTD.                                    2.37%
     INTERNET
   ---------------------------------------------------------------
   GOME ELECTRICAL APPLIANCES HOLDINGS, LTD.                2.35%
     HOUSEHOLD APPLIANCES
   ---------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                  29.13%

 GLOBAL RESOURCES FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Global Resources Fund is a diversified natural resources fund with the principal objective of achieving long-term growth of capital, while providing protection against inflation and monetary instability. The fund invests in companies involved in the exploration, production, transportation and processing of petroleum, natural gas, industrial commodities, metals, minerals, paper and forest products. It can invest in any part of the world.

PERFORMANCE GRAPH

 GLOBAL RESOURCES FUND

                    [Global Resources Fund Graph]

                         Global             S&P 500         S&P Energy &
           Date      Resources Fund          Index        Materials Index

         12/31/97     $ 10,000.00        $ 10,000.00        $ 10,000.00
         01/30/98        8,812.71          10,110.61           9,600.08
         02/27/98        9,013.38          10,839.84          10,241.59
         03/31/98        8,996.66          11,394.93          10,713.08
         04/30/98        8,762.54          11,509.57          11,097.50
         05/29/98        7,976.59          11,311.74          10,764.11
         06/30/98        7,474.92          11,771.21          10,540.36
         07/31/98        6,889.63          11,645.87           9,855.80
         08/31/98        5,785.95           9,962.14           8,696.45
         09/30/98        6,404.68          10,600.32           9,713.09
         10/30/98        6,638.80          11,462.57           9,894.64
         11/30/98        6,454.85          12,157.29          10,052.63
         12/31/98        6,148.31          12,857.86           9,870.03
         01/29/99        5,844.47          13,395.53           9,297.37
         02/26/99        5,790.85          12,979.21           9,295.09
         03/31/99        6,362.78          13,498.49          10,319.00
         04/30/99        7,417.29          14,021.22          12,114.15
         05/28/99        7,059.83          13,690.13          11,640.86
         06/30/99        7,167.07          14,449.90          11,892.64
         07/30/99        7,184.94          13,998.70          11,941.38
         08/31/99        7,095.58          13,929.45          11,946.89
         09/30/99        6,845.35          13,547.59          11,505.49
         10/29/99        6,702.37          14,404.89          11,465.92
         11/30/99        6,720.24          14,697.71          11,569.41
         12/31/99        7,041.96          15,563.35          11,967.90
         01/31/00        6,809.61          14,781.41          11,407.56
         02/29/00        6,434.28          14,501.61          10,615.80
         03/31/00        7,131.32          15,920.28          11,711.99
         04/28/00        7,024.08          15,441.30          11,489.94
         05/31/00        7,381.54          15,124.49          12,190.65
         06/30/00        6,934.72          15,497.36          11,413.41
         07/31/00        6,809.61          15,255.07          11,252.78
         08/31/00        7,560.27          16,202.63          11,921.16
         09/29/00        7,542.40          15,347.24          11,836.96
         10/31/00        7,256.43          15,282.36          12,012.03
         11/30/00        6,898.97          14,077.51          11,691.54
         12/31/00        7,792.62          14,146.41          12,682.51
         01/31/01        7,542.40          14,648.31          12,318.25
         02/28/01        7,417.29          13,312.65          12,205.69
         03/30/01        7,310.05          12,469.29          11,912.59
         04/30/01        7,971.35          13,438.28          13,138.70
         05/31/01        7,881.99          13,528.32          13,360.44
         06/30/01        7,167.07          13,199.06          12,560.96
         07/31/01        6,881.10          13,069.12          12,421.88
         08/31/01        6,630.88          12,250.97          12,101.32
         09/30/01        6,201.93          11,261.68          11,126.21
         10/31/01        6,613.01          11,476.42          11,456.82
         11/30/01        6,666.62          12,356.74          11,563.20
         12/31/01        6,738.12          12,464.99          11,913.23
         01/31/02        6,755.99          12,283.09          11,823.26
         02/28/02        7,131.32          12,046.20          12,375.27
         03/31/02        7,792.62          12,499.25          13,081.21
         04/30/02        8,275.19          11,741.45          12,427.23
         05/31/02        9,955.25          11,654.95          12,677.67
         06/30/02        8,811.38          10,824.76          12,578.39
         07/31/02        6,845.35           9,980.93          11,036.19
         08/31/02        7,184.94          10,046.46          11,029.87
         09/30/02        7,041.96           8,954.61           9,940.25
         10/31/02        6,577.26           9,742.77          10,295.84
         11/30/02        6,827.48          10,316.22          10,935.75
         12/31/02        7,936.49           9,710.16          10,800.00
         01/31/03        8,392.61           9,455.79          10,444.80
         02/28/03        8,556.82           9,313.92          10,517.66
         03/31/03        8,264.90           9,404.34          10,612.09
         04/30/03        8,246.66          10,178.99          10,878.21
         05/31/03        9,213.63          10,715.29          11,637.92
         06/30/03        9,377.83          10,851.98          11,584.66
         07/31/03        9,833.95          11,043.32          11,661.46
         08/31/03       11,074.60          11,258.69          12,278.82
         09/30/03       11,658.44          11,139.13          11,900.99
         10/31/03       13,592.39          11,769.26          12,301.97
         11/30/03       14,668.83          11,872.81          12,420.87
         12/31/03       15,838.14          12,495.48          14,005.29
         01/31/04       15,504.70          12,724.83          13,928.91
         02/29/04       16,319.77          12,901.70          14,583.80
         03/31/04       16,745.82          12,707.06          14,436.32
         04/30/04       15,115.70          12,507.58          14,399.56
         05/31/04       15,134.22          12,679.22          14,563.58
         06/30/04       15,541.75          12,925.77          15,316.11
         07/31/04       15,615.85          12,497.97          15,579.96
         08/31/04       15,652.90          12,548.52          15,561.26
         09/30/04       17,894.32          12,684.43          16,658.95
         10/31/04       18,431.52          12,878.21          16,700.33
         11/30/04       20,747.04          13,399.28          17,806.68
         12/31/04       20,654.90          13,855.24          17,635.81
         01/31/05       20,792.47          13,517.52          17,809.91
         02/28/05       24,919.52          13,801.99          20,560.47
         03/31/05       24,624.73          13,557.58          19,880.17
         04/30/05       22,738.08          13,300.45          18,724.43
         05/31/05       22,993.57          13,723.65          18,907.67
         06/30/05       24,899.87          13,743.13          19,576.74
         07/31/05       26,550.69          14,254.22          20,684.26
         08/31/05       28,319.43          14,124.16          21,219.74
         09/30/05       30,697.39          14,238.56          22,167.81
         10/31/05       28,044.29          14,001.19          20,751.95
         11/30/05       29,026.92          14,530.75          21,465.22
         12/31/05       30,769.94          14,535.81          21,736.19
         01/31/06       35,787.01          14,920.68          24,152.83
         02/28/06       33,569.16          14,961.17          22,707.27
         03/31/06       36,110.00          15,147.39          23,633.19
         04/30/06       39,576.73          15,350.79          24,734.25
         05/31/06       37,165.09          14,908.98          23,945.96
         06/30/06       37,078.96          14,929.19          24,307.90
         07/31/06       37,272.75          15,021.28          24,910.51
         08/31/06       36,906.70          15,378.68          24,478.09
         09/30/06       33,483.03          15,774.99          24,007.97
         10/31/06       35,657.81          16,289.03          25,208.22
         11/30/06       38,155.58          16,598.78          27,017.26
         12/31/06       37,596.42          16,831.63          26,726.28
         01/31/07       36,988.39          17,086.18          26,751.35
         02/28/07       37,216.40          16,751.99          26,566.98
         03/31/07       38,736.47          16,939.36          27,855.29
         04/30/07       41,396.59          17,689.70          29,038.34
         05/31/07       44,082.05          18,306.98          30,988.21
         06/30/07       44,842.09          18,002.84          31,315.43
         07/31/07       45,298.11          17,444.67          31,270.79
         08/31/07       43,068.67          17,706.17          31,403.13
         09/30/07       49,326.29          18,368.35          33,918.13
         10/31/07       54,570.54          18,660.53          34,590.87
         11/30/07       49,858.32          17,880.40          33,175.84
         12/31/07       52,616.51          17,756.35          34,985.70

 AVERAGE ANNUAL PERFORMANCE                           For the Periods Ended
                                                          December 31, 2007

                                Six Month   One Year   Five Year   Ten Year
  Global Resources Fund          17.34%      39.95%     45.95%      18.05%
  -------------------------------------------------------------------------
  S&P 500 Index                  (1.37)%      5.49%     12.82%       5.91%
  -------------------------------------------------------------------------
  S&P Energy and Materials
    Index                        11.72%      30.90%     26.48%      13.33%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The S&P Energy and Materials
  Index is a combination of the S&P Energy Index and the S&P Materials
  Index calculated on a 70% and 30% weighting, respectively, with monthly rebalancing of weights. The returns for the indexes reflect no deduction for fees, expenses or taxes.

 GLOBAL RESOURCES FUND


PERFORMANCE COMMENTARY

For the six months ending December 31, 2007, the Global Resources Fund returned 17.34 percent, strong relative performance compared to the fund's benchmark, a 70/30 percent blend of the S&P Energy Index and S&P Materials Index, which posted a total return of 11.72 percent. The natural resources sector overall continued to outperform the broader markets: the S&P 500 returned -1.37 percent and the Nasdaq Composite Index(1) returned 2.29 percent in the last six months of the year.

SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUND

Critical drivers over the past six months included:

* Another year of above-trend global economic growth, particularly in developing economies such as China and India, supported robust demand for commodities and resulted in record nominal high prices for crude oil, wheat, soybeans and other commodities.

* Pension funds and institutional investors continue to diversify their holdings into commodities and other tangible assets as a hedge against the inflationary effects of a depreciating U.S.
  dollar and instability within the U.S. banking system.

* The inability of OPEC and non-OPEC crude oil producers to increase global spare production capacity continues to magnify geopolitical tensions in exporting countries. This has helped drive oil prices to new highs. Energy industry executives continue to express long-term supply concerns due to rising costs, access to global exploration opportunities, and labor shortages.

A residential housing decline and subsequent liquidity concerns due to subprime lending problems in the financial sector have weighed on the U.S. economic outlook over the past six months. In an effort to stimulate the economy, the Federal Reserve cut its federal funds rate three times between August 2007 and the calendar year-end to provide liquidity to the banking sector. Global economic growth over the past year has remained above trend but a slower pace of growth appears likely for 2008 due to weakness in the U.S. economy. Global GDP growth for 2007 is forecast to exceed 5 percent before slipping to 4.7 percent in 2008. Developing Asia is expected to continue to lead the globe with a GDP growth of 8.5 percent in 2008.

The Global Resources Fund has a significant portion of its assets invested in Canadian-domiciled companies with predominantly global operations. The S&P/TSX Composite Index(2) returned 7.8 percent in the second half of 2007 as a surging Canadian dollar created cost pressures and headwinds for manufacturers and exporters.

 GLOBAL RESOURCES FUND


The fund may invest in equity derivatives including warrants and exchange-traded options to manage risk and volatility as well as for speculative purposes when we identify opportunities to exploit the pricing of equity derivatives relative to the underlying equity. An example of this strategy is the strong relative performance of Silver Wheaton Corp.(3) class A warrants which gained 69.6 percent during the period while the common stock of Silver Wheaton Corp. gained 42.9 percent.

INVESTMENT HIGHLIGHTS

STRENGTHS

* The price of crude oil gained 36 percent in the second half of the year to nearly $100 a barrel as fourth-quarter OECD inventories in the three major markets declined by the largest amount since 1999.

* The fund benefited from exposure to high impact crude oil exploration and production companies such as Petroleo Brasileiro S.A.,(4) which made the largest oil discovery in 30 years off the coast of Brazil.

* Corn and wheat gained 38 percent and 52 percent, respectively, during the period on low global inventories and increased ethanol demand. Accordingly, the fund's holdings in fertilizer and agricultural chemical companies, such as Monsanto Co.,(5) Potash Corporation of Saskatchewan, Inc.(6) and Agrium, Inc.,(7) were strong performers in the second half of the year, and the fund added to these positions during the period.

* Fund performance was positively affected by gold and silver equities, including holdings such as Yamana Gold, Inc.(8) and Silvercorp Metals, Inc.,(9) as the price of gold climbed 28 percent and silver gained 19 percent in the time period.

* Bulk commodities like coal and iron ore surged during the period due to further port congestion at global terminals and unrelenting demand from China and India. This led to large gains for international mining holdings such as Rio Tinto plc,(10) BHP
  Billiton Ltd.(11) and Companhia Vale do Rio Doce.(12)

WEAKNESSES

* The price of copper and other base metals on the London Metals Exchange declined 15 percent on average in the second half of 2007. Accordingly, base metal equities such as Inmet Mining Corp.(13) underperformed the S&P Materials Index during the period.

* Certain Canadian energy stocks held by the fund underperformed U.S. energy stocks during the period, including OPTI Canada, Inc.(14) and Harvest Energy Trust,(15) because of declining profitability related to a stronger Canadian dollar and due to the Alberta provincial government's decision to increase tax and royalty rates. The fund reduced its

 GLOBAL RESOURCES FUND


  weighting of Canadian energy equities because of uncertainty regarding energy policy in Canada.

* The fund was negatively affected by equity positions in refining equities, such as Valero Energy Corp.(16) and Holly Corp.,(17) which declined by 20 percent during the period as margins compressed on higher oil prices and slower seasonal demand.

CURRENT OUTLOOK

OPPORTUNITIES

* A recent Platt's report shows that energy exploration, development, refining and transportation will require as much as $21.4 trillion in capital expenditures between now and 2030 to meet sharply growing global demand for hydrocarbons.

* The Environmental Protection Agency increased the amount of renewable motor fuels, such as ethanol, that will have to be sold in the U.S. market next year. Renewable fuels will have to make up
  4.66 percent of the 144.5 billion gallons of gasoline expected to be consumed in the U.S. during 2008.

* Power companies worldwide would need to build some 30 nuclear plants a year between 2013 and 2030, in addition to using other clean or renewable technologies, to meet growing demand while achieving emissions cuts, according to the head of the International Energy Agency.

* The investment committee of the California Public Employees' Retirement System, the nation's largest government pension fund with roughly $260 billion in assets, has voted to transfer about $28 billion over three years to alternative investments, including commodities.

THREATS

* Projections for slower economic growth in the U.S. and other developed nations may curb demand for commodities and other raw materials in emerging market economies if current monetary and fiscal policies are unable to prevent a recession.

* The OECD and U.N.'s Food and Agriculture Organization released a joint study of the unintended global effects of growing food for fuel. Food-importing nations are at much greater risk of rising prices due to more crops being diverted to the production of fuels.

* Global warming may produce stronger hurricanes that could disrupt U.S. oil production in the Gulf of Mexico, damaging ports and pipelines along the coast that move fuel supplies, according to a new government report.

(1)The Nasdaq Composite Index is a capitalization-weighted index of all Nasdaq National Market and SmallCap stocks.

 GLOBAL RESOURCES FUND


(2)The S&P/TSX Composite Index is a capitalization-weighted index designed to measure market activity of stocks listed on the Toronto Stock Exchange.

(3)This security comprised 2.39% of the total net assets of the fund as of December 31, 2007.

(4)This security comprised 3.23% of the total net assets of the fund as of December 31, 2007.

(5)This security comprised 1.25% of the total net assets of the fund as of December 31, 2007.

(6)This security comprised 2.23% of the total net assets of the fund as of December 31, 2007.

(7)This security comprised 1.51% of the total net assets of the fund as of December 31, 2007.

(8)This security comprised 1.97% of the total net assets of the fund as of December 31, 2007.

(9)This security comprised 0.90% of the total net assets of the fund as of December 31, 2007.

(10)This security comprised 2.61% of the total net assets of the fund as of December 31, 2007.

(11)This security comprised 1.28% of the total net assets of the fund as of December 31, 2007.

(12)This security comprised 1.20% of the total net assets of the fund as of December 31, 2007.

(13)This security comprised 1.79% of the total net assets of the fund as of December 31, 2007.

(14)The fund did not hold this security as of December 31, 2007.

(15)This security comprised 0.29% of the total net assets of the fund as of December 31, 2007.

(16)This security comprised 1.24% of the total net assets of the fund as of December 31, 2007.

(17)This security comprised 0.90% of the total net assets of the fund as of December 31, 2007.

 PORTFOLIO PROFILE                                 December 31, 2007

   Country Distribution*                         % of Investments
   ---------------------------------------------------------------
     United States                                         46.12%
   ---------------------------------------------------------------
     Canada                                                31.16%
   ---------------------------------------------------------------
     Brazil                                                 5.10%
   ---------------------------------------------------------------
     United Kingdom                                         4.68%
   ---------------------------------------------------------------
     Australia                                              2.62%
   ---------------------------------------------------------------
     Netherlands                                            2.58%
   ---------------------------------------------------------------
     People's Republic of China                             2.50%
   ---------------------------------------------------------------
     Indonesia                                              1.31%
   ---------------------------------------------------------------
     Other Foreign                                          3.93%
   ---------------------------------------------------------------
   * Country distribution shown is based on domicile not economic ties to a country, which may be different.

 GLOBAL RESOURCES FUND


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS December 31, 2007

   MCDERMOTT INTERNATIONAL, INC.                            3.50%
     OIL & GAS EQUIPMENT & SERVICES
   ---------------------------------------------------------------
   PETROLEO BRASILEIRO S.A.                                 3.26%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------
   OCCIDENTAL PETROLEUM CORP.                               2.82%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------
   RIO TINTO PLC                                            2.64%
     GENERAL METAL & MINERAL MINING
   ---------------------------------------------------------------
   SILVER WHEATON CORP.                                     2.41%
     SILVER MINING
   ---------------------------------------------------------------
   MARATHON OIL CORP.                                       2.41%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------
   SCHLUMBERGER LTD.                                        2.25%
     OIL & GAS EQUIPMENT & SERVICES
   ---------------------------------------------------------------
   POTASH CORPORATION OF SASKATCHEWAN, INC.                 2.25%
     AGRICULTURAL CHEMICALS & FERTILIZERS
   ---------------------------------------------------------------
   FREEPORT-MCMORAN COPPER & GOLD, INC.                     2.07%
     GOLD & COPPER MINING
   ---------------------------------------------------------------
   YAMANA GOLD, INC.                                        1.99%
     GOLD MINING
   ---------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                  25.60%

 GLOBAL RESOURCES FUND


 PORTFOLIO ALLOCATION BY INDUSTRY SECTOR
 BASED ON TOTAL INVESTMENTS                        December 31, 2007

                 [Global Resources Fund Pie Chart]

Cash Equivalent                              3.1%
Oil & Gas Exploration & Production          14.7%
Oil & Gas - Integrated                      14.7%
Oil & Gas Equipment & Services              13.8%
Oil & Gas Drilling                           4.7%
Other Energy                                 2.0%
Precious Metals                             17.9%
Metals & Mining                             16.1%
General Basic Materials                      9.8%
Other Sectors                                3.2%


    Energy:
      Oil & Gas Exploration & Production           14.7%
      Oil & Gas - Integrated (includes             14.7%
        Refining and Marketing)
      Oil & Gas Equipment & Services               13.8%
      Oil & Gas Drilling                            4.7%
      Other Energy                                  2.0%
    Total Energy                                               49.9%
    Basic Materials:
      Precious Metals (includes Gold Mining,       17.9%
        Silver Mining and Platinum Group
        Metals)
      Metals & Mining (includes Copper, Zinc,      16.1%
        Nickel and Coal)
      General Basic Materials                       9.8%
    Total Basic Materials                                      43.8%
    Other Sectors                                               3.2%
    Cash Equivalent                                             3.1%
                                                              -----
    Total Investments                                         100.0%
                                                              =====

 PRECIOUS METALS AND MINERALS FUNDS


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The World Precious Minerals and Gold and Precious Metals Funds pursue an objective of long-term capital growth through investments in gold and precious mineral and metal companies. The Gold and Precious Metals Fund also pursues current income as a secondary objective and focuses on established, gold-producing mines. The World Precious Minerals Fund focuses on equity securities of companies principally engaged in the exploration, mining, and processing of precious minerals such as gold, silver, platinum, and diamonds. Although the fund has greater latitude to invest its assets in different precious minerals, it currently remains focused on the gold sector.

PERFORMANCE GRAPHS

 WORLD PRECIOUS MINERALS FUND

                [World Precious Minerals Fund Graph]

                    World Precious      S&P 500          AMEX Gold
        Date        Minerals Fund        Index           BUGS Index

      12/31/97      $ 10,000.00      $ 10,000.00        $ 10,000.00
      01/30/98        10,860.99        10,110.61          10,149.74
      02/27/98        10,287.00        10,839.84          10,437.21
      03/31/98        10,986.55        11,394.93          11,388.60
      04/30/98        11,443.95        11,509.57          12,283.19
      05/29/98         9,820.63        11,311.74          10,340.70
      06/30/98         8,843.05        11,771.21           9,502.05
      07/31/98         8,224.22        11,645.87           8,476.43
      08/31/98         6,430.49         9,962.14           6,360.03
      09/30/98         8,878.92        10,600.32           9,327.35
      10/30/98         8,762.33        11,462.57           8,743.44
      11/30/98         8,179.37        12,157.29           8,182.45
      12/31/98         8,423.32        12,857.86           7,083.66
      01/29/99         8,064.12        13,395.53           7,047.64
      02/26/99         7,893.49        12,979.21           6,969.10
      03/31/99         7,731.85        13,498.49           6,713.20
      04/30/99         8,656.80        14,021.22           8,121.51
      05/28/99         7,076.31        13,690.13           6,913.91
      06/30/99         6,995.49        14,449.90           7,344.72
      07/30/99         6,600.36        13,998.70           7,042.10
      08/31/99         6,878.74        13,929.45           7,417.34
      09/30/99         8,665.78        13,547.59           9,097.65
      10/29/99         7,776.75        14,404.89           8,375.27
      11/30/99         7,435.51        14,697.71           7,912.24
      12/31/99         7,354.69        15,563.35           7,790.17
      01/31/00         6,528.52        14,781.41           6,927.29
      02/29/00         6,636.28        14,501.61           7,077.64
      03/31/00         6,133.40        15,920.28           6,554.02
      04/28/00         5,828.07        15,441.30           6,207.53
      05/31/00         5,648.47        15,124.49           6,015.62
      06/30/00         5,774.19        15,497.36           6,146.92
      07/31/00         5,163.55        15,255.07           5,227.83
      08/31/00         5,370.09        16,202.63           5,344.60
      09/29/00         4,822.30        15,347.24           4,930.79
      10/31/00         4,310.44        15,282.36           4,075.23
      11/30/00         4,265.54        14,077.51           4,452.63
      12/31/00         4,553.80        14,146.41           4,330.72
      01/31/01         4,508.71        14,648.31           5,041.06
      02/28/01         4,499.70        13,312.65           5,821.42
      03/30/01         4,202.12        12,469.29           5,260.15
      04/30/01         4,598.89        13,438.28           5,935.12
      05/31/01         4,779.24        13,528.32           6,634.76
      06/30/01         4,761.20        13,199.06           6,703.43
      07/31/01         4,490.68        13,069.12           6,435.59
      08/31/01         4,553.80        12,250.97           6,982.68
      09/30/01         4,815.31        11,261.68           7,607.43
      10/31/01         4,752.18        11,476.42           7,194.16
      11/30/01         4,725.13        12,356.74           6,791.33
      12/31/01         4,896.46        12,464.99           6,925.04
      01/31/02         5,753.12        12,283.09           8,078.51
      02/28/02         6,303.18        12,046.20           9,160.81
      03/31/02         7,331.17        12,499.25          10,507.96
      04/30/02         8,097.65        11,741.45          11,434.32
      05/31/02        11,398.03        11,654.95          15,041.90
      06/30/02         9,405.18        10,824.76          13,508.89
      07/31/02         6,763.07         9,980.93          11,424.13
      08/31/02         7,700.88        10,046.46          13,725.08
      09/30/02         7,754.99         8,954.61          13,444.83
      10/31/02         6,727.00         9,742.77          11,827.48
      11/30/02         6,799.14        10,316.22          12,376.21
      12/31/02         8,981.01         9,710.16          15,502.73
      01/31/03         9,323.59         9,455.79          15,392.69
      02/28/03         8,981.01         9,313.92          14,143.19
      03/31/03         8,462.52         9,404.34          13,245.45
      04/30/03         8,240.31        10,178.99          13,364.53
      05/31/03         8,842.13        10,715.29          15,174.59
      06/30/03         9,027.31        10,851.98          16,028.94
      07/31/03         9,610.61        11,043.32          17,599.84
      08/31/03        11,267.93        11,258.69          20,822.62
      09/30/03        12,138.26        11,139.13          21,000.67
      10/31/03        14,851.08        11,769.26          23,248.06
      11/30/03        17,304.66        11,872.81          26,718.71
      12/31/03        17,306.26        12,495.48          26,140.55
      01/31/04        16,059.71        12,724.83          23,223.78
      02/29/04        16,766.09        12,901.70          24,229.12
      03/31/04        18,230.79        12,707.06          25,437.18
      04/30/04        14,252.22        12,507.58          19,291.84
      05/31/04        14,719.67        12,679.22          21,581.70
      06/30/04        14,210.66        12,925.77          20,396.72
      07/31/04        13,525.06        12,497.97          20,098.64
      08/31/04        14,106.78        12,548.52          22,423.91
      09/30/04        16,288.25        12,684.43          25,029.61
      10/31/04        16,662.21        12,878.21          25,285.99
      11/30/04        18,220.40        13,399.28          25,658.20
      12/31/04        17,473.47        13,855.24          23,340.60
      01/31/05        16,565.62        13,517.52          21,865.73
      02/28/05        18,274.52        13,801.99          23,372.39
      03/31/05        17,420.07        13,557.58          21,954.32
      04/30/05        15,070.33        13,300.45          19,378.06
      05/31/05        15,016.93        13,723.65          20,230.72
      06/30/05        16,554.94        13,743.13          21,950.27
      07/31/05        16,651.06        14,254.22          21,443.99
      08/31/05        17,665.72        14,124.16          22,468.54
      09/30/05        20,164.98        14,238.56          26,782.27
      10/31/05        18,477.45        14,001.19          24,356.87
      11/30/05        20,325.19        14,530.75          26,617.94
      12/31/05        22,870.32        14,535.81          30,318.82
      01/31/06        28,295.27        14,920.68          37,511.54
      02/28/06        27,574.95        14,961.17          33,526.76
      03/31/06        31,514.22        15,147.39          36,900.26
      04/30/06        35,363.46        15,350.79          41,580.35
      05/31/06        32,560.95        14,908.98          36,643.68
      06/30/06        32,482.16        14,929.19          37,071.28
      07/31/06        33,112.45        15,021.28          36,216.82
      08/31/06        33,787.75        15,378.68          38,431.52
      09/30/06        30,141.10        15,774.99          33,156.79
      10/31/06        32,437.14        16,289.03          35,203.56
      11/30/06        35,802.41        16,598.78          39,256.72
      12/31/06        34,830.37        16,831.63          37,468.27
      01/31/07        34,804.81        17,086.18          37,249.34
      02/28/07        35,315.90        16,751.99          37,693.43
      03/31/07        34,766.48        16,939.36          37,472.62
      04/30/07        36,389.17        17,689.70          37,710.01
      05/31/07        36,542.50        18,306.98          37,113.77
      06/30/07        36,210.30        18,002.84          36,591.55
      07/31/07        37,577.45        17,444.67          38,337.00
      08/31/07        33,309.89        17,706.17          36,376.02
      09/30/07        40,426.74        18,368.35          43,700.48
      10/31/07        47,313.59        18,660.53          48,385.57
      11/30/07        40,861.16        17,880.40          45,202.13
      12/31/07        42,847.27        17,756.35          45,586.76

 AVERAGE ANNUAL PERFORMANCE                           For the Periods Ended
                                                          December 31, 2007
                                Six Month   One Year   Five Year   Ten Year
  World Precious Minerals Fund   18.33%      23.02%     36.66%      15.65%
  -------------------------------------------------------------------------
  S&P 500 Index                  (1.37)%      5.49%     12.82%       5.91%
  -------------------------------------------------------------------------
  AMEX Gold BUGS Index           24.58%      21.67%     24.06%      16.37%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The AMEX Gold BUGS Index is a modified equal-dollar weighted index of companies involved in major gold mining. The returns for the indexes reflect no deduction for fees, expenses or taxes.

 PRECIOUS METALS AND MINERALS FUNDS


 GOLD AND PRECIOUS METALS FUND

               [Gold and Precious Metals Funds Graph]

               Gold and Precious     S&P 500       Philadelphia Stock Exchange
      Date        Metals Fund         Index            Gold & Silver Index

    12/31/97      $ 10,000.00      $ 10,000.00             $ 10,000.00
    01/30/98        10,000.00        10,110.61               10,105.14
    02/27/98         9,122.81        10,839.84               10,176.22
    03/31/98         9,298.25        11,394.93               11,021.31
    04/30/98         9,824.56        11,509.57               11,869.86
    05/29/98         7,894.74        11,311.74               10,099.94
    06/30/98         6,649.12        11,771.21                9,697.79
    07/31/98         6,701.75        11,645.87                8,513.98
    08/31/98         5,157.89         9,962.14                6,623.62
    09/30/98         7,192.98        10,600.32               10,159.65
    10/30/98         7,035.09        11,462.57               10,222.42
    11/30/98         6,596.49        12,157.29                9,636.48
    12/31/98         6,701.75        12,857.86                8,825.20
    01/29/99         6,403.51        13,395.53                8,592.92
    02/26/99         6,263.16        12,979.21                8,228.68
    03/31/99         6,228.07        13,498.49                8,132.36
    04/30/99         6,929.82        14,021.22               10,003.59
    05/28/99         5,842.11        13,690.13                8,314.19
    06/30/99         6,000.00        14,449.90                9,141.91
    07/30/99         5,614.04        13,998.70                8,587.37
    08/31/99         5,912.28        13,929.45                9,294.40
    09/30/99         7,526.32        13,547.59               11,077.64
    10/29/99         6,736.84        14,404.89                9,601.77
    11/30/99         6,456.14        14,697.71                9,271.17
    12/31/99         6,526.32        15,563.35                9,399.78
    01/31/00         5,736.84        14,781.41                8,294.83
    02/29/00         5,771.93        14,501.61                8,325.03
    03/31/00         5,333.33        15,920.28                7,878.63
    04/28/00         4,912.28        15,441.30                7,634.60
    05/31/00         4,912.28        15,124.49                7,879.52
    06/30/00         5,122.81        15,497.36                8,095.56
    07/31/00         4,631.58        15,255.07                7,120.94
    08/31/00         4,912.28        16,202.63                7,379.75
    09/29/00         4,596.49        15,347.24                7,040.12
    10/31/00         4,140.35        15,282.36                6,186.93
    11/30/00         4,210.53        14,077.51                6,667.76
    12/31/00         4,578.95        14,146.41                7,282.59
    01/31/01         4,526.32        14,648.31                6,921.37
    02/28/01         4,631.58        13,312.65                7,481.03
    03/30/01         4,210.53        12,469.29                6,779.37
    04/30/01         4,771.93        13,438.28                7,856.78
    05/31/01         4,982.46        13,528.32                8,158.48
    06/30/01         4,964.91        13,199.06                7,606.20
    07/31/01         4,596.49        13,069.12                7,579.12
    08/31/01         4,719.30        12,250.97                8,113.22
    09/30/01         4,912.28        11,261.68                8,291.49
    10/31/01         4,842.11        11,476.42                7,825.82
    11/30/01         4,807.02        12,356.74                7,562.23
    12/31/01         5,087.72        12,464.99                7,832.91
    01/31/02         5,929.82        12,283.09                8,825.88
    02/28/02         6,789.47        12,046.20                9,410.33
    03/31/02         7,754.39        12,499.25               10,243.62
    04/30/02         8,526.32        11,741.45               10,687.24
    05/31/02        11,298.25        11,654.95               12,204.20
    06/30/02         9,263.16        10,824.76               10,356.97
    07/31/02         6,842.11         9,980.93                8,774.32
    08/31/02         7,912.28        10,046.46               10,143.41
    09/30/02         8,140.35         8,954.61               10,185.58
    10/31/02         7,017.54         9,742.77                9,265.45
    11/30/02         7,087.72        10,316.22                9,256.69
    12/31/02         9,228.07         9,710.16               11,228.42
    01/31/03         9,456.14         9,455.79               11,263.53
    02/28/03         8,859.65         9,313.92               10,598.75
    03/31/03         8,298.25         9,404.34                9,860.78
    04/30/03         7,929.82        10,178.99                9,626.03
    05/31/03         8,824.56        10,715.29               10,843.36
    06/30/03         9,087.72        10,851.98               11,613.07
    07/31/03         9,561.40        11,043.32               11,980.73
    08/31/03        11,122.81        11,258.69               13,487.56
    09/30/03        11,614.04        11,139.13               13,513.34
    10/31/03        13,421.05        11,769.26               14,550.28
    11/30/03        15,947.37        11,872.81               16,280.56
    12/31/03        15,417.94        12,495.48               16,163.89
    01/31/04        13,675.50        12,724.83               14,207.09
    02/29/04        14,185.91        12,901.70               14,862.29
    03/31/04        15,558.74        12,707.06               15,642.01
    04/30/04        11,950.66        12,507.58               12,220.17
    05/31/04        12,918.68        12,679.22               13,413.12
    06/30/04        12,320.27        12,925.77               12,888.00
    07/31/04        11,598.65        12,497.97               12,997.35
    08/31/04        12,232.27        12,548.52               14,189.77
    09/30/04        13,992.30        12,684.43               15,272.00
    10/31/04        14,168.31        12,878.21               15,501.46
    11/30/04        15,241.93        13,399.28               16,022.15
    12/31/04        14,425.47        13,855.24               14,920.29
    01/31/05        13,735.17        13,517.52               13,735.71
    02/28/05        14,690.97        13,801.99               14,894.70
    03/31/05        13,770.57        13,557.58               14,136.64
    04/30/05        11,965.18        13,300.45               12,604.23
    05/31/05        12,230.68        13,723.65               13,040.94
    06/30/05        13,575.87        13,743.13               14,060.32
    07/31/05        13,682.07        14,254.22               13,729.41
    08/31/05        14,602.47        14,124.16               14,510.56
    09/30/05        16,691.07        14,238.56               17,134.85
    10/31/05        15,664.47        14,001.19               16,151.62
    11/30/05        16,956.57        14,530.75               17,421.33
    12/31/05        19,156.78        14,535.81               19,478.67
    01/31/06        23,865.41        14,920.68               23,470.26
    02/28/06        22,612.16        14,961.17               20,305.29
    03/31/06        25,852.70        15,147.39               21,594.84
    04/30/06        29,737.77        15,350.79               24,120.77
    05/31/06        27,571.44        14,908.98               21,771.98
    06/30/06        27,714.67        14,929.19               21,953.52
    07/31/06        28,269.68        15,021.28               21,701.98
    08/31/06        28,896.30        15,378.68               22,476.63
    09/30/06        25,781.09        15,774.99               19,706.83
    10/31/06        27,338.70        16,289.03               21,082.94
    11/30/06        30,042.13        16,598.78               22,938.79
    12/31/06        28,770.98        16,831.63               21,918.10
    01/31/07        28,466.62        17,086.18               21,569.37
    02/28/07        28,609.85        16,751.99               21,548.29
    03/31/07        27,464.02        16,939.36               21,164.09
    04/30/07        27,589.35        17,689.70               21,190.94
    05/31/07        27,464.02        18,306.98               21,629.17
    06/30/07        26,837.40        18,002.84               21,048.30
    07/31/07        27,804.19        17,444.67               23,042.98
    08/31/07        25,745.28        17,706.17               21,831.64
    09/30/07        31,653.45        18,368.35               26,179.71
    10/31/07        36,254.66        18,660.53               29,201.03
    11/30/07        32,727.66        17,880.40               26,577.91
    12/31/07        33,635.99        17,756.35               26,936.31

 AVERAGE ANNUAL PERFORMANCE                           For the Periods Ended
                                                          December 31, 2007

                                Six Month   One Year   Five Year   Ten Year
  Gold and Precious Metals
    Fund                         25.33%      16.91%     29.50%      12.89%
  -------------------------------------------------------------------------
  S&P 500 Index                  (1.37)%      5.49%     12.82%       5.91%
  -------------------------------------------------------------------------
  Philadelphia Stock Exchange
    Gold & Silver Index          27.97%      22.90%     19.11%      10.41%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The Philadelphia Stock
  Exchange Gold & Silver Index is a capitalization-weighted index which includes the leading companies involved in the mining of gold and silver.
  The returns for the indexes reflect no deduction for fees, expenses or taxes.

PERFORMANCE COMMENTARY

For the six months ending December 31, 2007, the World Precious Minerals Fund returned 18.33 percent. The AMEX Gold BUGS Index
(HUI), World Precious Minerals Fund's benchmark, gained 24.58 percent. The Gold and Precious Metals Fund returned 25.33 percent while the Philadelphia Stock Exchange Gold & Silver (XAU) Index, Gold and Precious Metals Fund's benchmark, returned 27.97 percent. Both funds underperformed their benchmarks due to our underweighting of the limited number of senior large capitalization gold stocks that dominate the respective indices. Several of these senior producers were among the best performers

 PRECIOUS METALS AND MINERALS FUNDS


in the six-month period as investors emphasized liquidity. Spot gold closed at $833.92, up $184.27 or 28.36 percent for the same period. In contrast, the S&P 500 Index posted a negative return of 1.37 percent while the trade-weighted U.S. Trade Weighted Dollar
Index(1) tumbled 6.23 percent over the past six months. Over the same period, the yield on the 90-day Treasury fell from 4.81 percent to 3.24 percent.

Our investment process is an active management style versus a more passive indexing approach. This has allowed us to create value for our shareholders. The critical factors which we believe generated our superior relative performance are:

  1. We focus on mid-cap unhedged gold producers.

  2. We may make concentrated investments in certain companies. The top ten companies held in the Gold and Precious Metals and the World Precious Minerals Funds represented roughly 50 percent and 45 percent, respectively, of total investments. Thus our funds' returns are more reflective of our ability to identify attractive investment opportunities versus unmanaged stock index returns.

  3. We invested in companies reflecting the three critical growth drivers:
     (a) Increasing reserves
     (b) Increasing production
     (c) Increasing cash flow

  4. We looked for undervalued junior gold companies with inexpensive resource ounces in the ground.

  5. We wanted to own companies wherein a rising gold price would greatly increase their reserve base and net asset value.

  6. We searched for companies that were undervalued on a relative peer group basis for several fundamental metrics that included ounces per share, production per share, net asset value per share and cash flow multiples.

  7. We use statistical models to manage the price risk of the portfolios, looking for significant moves where the probability of a price reversal is high, and adjust our cash position accordingly. As a consequence, we may run defensively positioned portfolios with high cash levels. We may also balance the fund with warrant or option positions. At the close of the period, warrants and cash equivalents (repurchase agreements) represented 18.71 percent and 20.26 percent, respectively, of net assets of the Gold and Precious Metals Fund. For the World Precious Minerals Fund, warrants and cash equivalents represented 21.60 percent and 10.02 percent, respectively, of net assets.

 PRECIOUS METALS AND MINERALS FUNDS


SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED
THE FUNDS

Critical drivers for the six-months include:

* Based on estimated 2007 gold production figures for South Africa and China, it now looks as if China will surpass South Africa and become the world's largest gold producer. Gold production in China in the first seven months of 2007 grew 15.44 percent over the same period in the prior year and was the biggest rise in the past decade. A Chinese news release indicated that increased capacity in the gold mining industry will keep China's gold output climbing even if prices decline in the near future. The average cost of producing an ounce of gold in China is $536 versus the global average of $401.

* September quarterly reports indicated that China's appetite for jewelry consumption gained 5.5 percent while investment demand soared 46 percent. As of the December quarter, the World Gold Council highlighted that it expects gold demand to set a new record in China this year as robust economic growth and slightly higher inflation numbers have raised demand for the precious metal.

* A recent Smart Money story highlighted the investment structure of the Harvard and Yale endowments which emphasized their use of nontraditional asset classes. Real assets such as commodities, real estate, oil and gas comprised more than 25 percent of their portfolios.

* Mining companies continue to struggle to meet forecasted production targets and raise reserve levels. Recently, the CEO of Barrick Gold Corp.,(2) the world's largest gold producer, commented that global mine supply is going to fall at a much faster rate than people generally believe. New mine production will be hindered by much longer time frames to get the new mines into production.

* On the corporate activity side, Yamana Gold, Inc.(3) and Northern Orion Resources, Inc.(4) entered into a merger agreement and recently won shareholder approval in an ongoing attempt to acquire the remaining common shares of Meridian Gold, Inc.(4) In addition, the world's largest gold producer, Newmont Mining Corp.,(5) outlined plans to significantly restructure itself, which should provide opportunities to advance certain projects in a more timely manner as more focus is brought upon having assets perform. This restructuring plan highlights that even though the price of gold has risen significantly in this cycle, the assets have not delivered the returns that management expected. The merger/takeover announcement highlights the desire to acquire high-margin, cash-rich assets.

 PRECIOUS METALS AND MINERALS FUNDS


INVESTMENT HIGHLIGHTS

STRENGTHS

* With gold trading well above $800 per ounce and oil up over $90 per barrel, apparently finding support at these levels, sentiment towards stronger gold prices appears intact. The gold price is typically the biggest influence on the price of gold mining companies.

* RBC Dominion Securities forecast that gold equities should outperform gold bullion into 2008, which generated more interest in the equities in the second half of 2007.

* The U.S. Trade Weighted Dollar Index continued to fall, losing
  6.23 percent over the last six months. Demand for gold generally rises when the dollar is declining, and this demand tends to drive up the gold price.

WEAKNESSES

* While the price of gold continues to soar, the junior mining sector has not fared as well. As a good barometer of the Canadian junior mining sector, the Sprott Precious Metals Fund is down about 20 percent for 2007; resourceinvestor.com suggests that the average loss on the junior gold sector was likely within the 40 to 50 percent range as collateral damage from the credit markets compressed the valuations of such companies. Our funds were overweight the junior mining stocks in relation to their benchmarks.

* India's gold imports declined the last two months of the year from a year earlier after a rally to a 27-year high curbed jewelry demand. India is the world's biggest consumer of bullion, and a demand decrease there may portend lower gold prices in the near term.

* Goldman Sachs sent shudders through the market late this year as they warned that subprime losses could force banks to slash lending by $2 trillion and push the U.S. into a deep recession. Recession tends to lower gold demand and thus the price of gold, and a tighter lending environment tends to hurt junior gold companies that need access to capital.

CURRENT OUTLOOK

OPPORTUNITIES

* The California Public Employees' Retirement System announced that they may shift as much as $29 billion out of stocks and bonds and move the proceeds into investments that may offer better inflation protection,

 PRECIOUS METALS AND MINERALS FUNDS


  such as commodities. In a similar move, eight of Russia's ten wealthiest men have shifted assets into gold-related investments over the past year.

* A recent report released by Dr. David Davis of Credit Suisse warned of a quantum upward change in the gold price due to falling production levels in almost every country except China. In addition, restrictive regulations on high-purity silver imports into China that were in place for the last eight years were lifted in December according to the People's Bank of China. This could raise silver demand in the coming year.

* In a potential change to how and where we may mine metals in the future, one pioneering company released the first ever resource estimate for an underwater base-metals project. Keep in mind, underwater drilling for oil began in the 1950's, and today a third of the world's energy is produced from ocean-based operations.

THREATS

* Threats to new mine developments, even in Canada, took center stage in recent months as construction was stopped on Novagold Resources, Inc.'s(6) Galore Creek project after $430 million had already been poured into building the mine. Capital costs for construction originally estimated in the $2 billion range had ballooned to nearly $5 billion, which now places the viability of the project into question.

* High energy prices and, more recently, access to a skilled, technically-qualified labor force, are driving up wages and costs for maintaining and or bringing projects into production.

* As much as the U.S. dollar's collapse aids the ascending gold prices, Goldman Sachs economist Jim O'Neill notes that the dollar has not been so undervalued against major currencies since 1995. This indicates that the dollar could be near its bottom and ready to start climbing, which would stall further gold price gains until the second half of 2008.

(1)The U.S. Trade Weighted Dollar Index provides a general indication of the international value of the U.S. dollar.

(2)This security comprised 0.83% of the total net assets of the World Precious Minerals Fund and 1.65% of the total net assets of the Gold and Precious Metals Fund as of December 31, 2007.

(3)This security comprised 9.43% of the total net assets of the World Precious Minerals Fund and 11.96% of the total net assets of the Gold and Precious Metals Fund as of December 31, 2007.

(4)Neither World Precious Minerals Fund nor the Gold and Precious
   Metals Fund held this security as of December 31, 2007.

(5)This security comprised 0.59% of the total net assets of the World Precious Minerals Fund and 1.71% of the total net assets of the Gold and Precious Metals Fund as of December 31, 2007.

 PRECIOUS METALS AND MINERALS FUNDS


(6)This security comprised 0.05% of the total net assets of the World Precious Minerals Fund and 0.00% of the total net assets of the Gold and Precious Metals Fund as of December 31, 2007.


WORLD PRECIOUS MINERALS FUND

 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS  December 31, 2007

   YAMANA GOLD, INC.                                        9.19%
     SENIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   SILVER WHEATON CORP.                                     7.15%
     METAL & MINERAL MINING & EXPLORATION
   ---------------------------------------------------------------
   RANDGOLD RESOURCES LTD.                                  5.62%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   EASTERN PLATINUM LTD.                                    5.36%
     PLATINUM GROUP METALS
   ---------------------------------------------------------------
   GOLDCORP, INC.                                           4.69%
     SENIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   SILVERCORP METALS, INC.                                  3.05%
     METAL & MINERAL MINING EXPLORATION
   ---------------------------------------------------------------
   JAGUAR MINING, INC.                                      2.67%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   KINROSS GOLD CORP.                                       2.55%
     SENIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   STREETTRACKS GOLD TRUST                                  2.30%
     EXCHANGE-TRADED FUNDS
   ---------------------------------------------------------------
   AGNICO-EAGLE MINES LTD.                                  2.00%
     INTERMEDIATE & JUNIOR GOLD PRODUCERS
   ---------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                  44.58%

 PRECIOUS METALS AND MINERALS FUNDS


GOLD AND PRECIOUS METALS FUND

 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS  December 31, 2007

   YAMANA GOLD, INC.                                       11.54%
     GOLD MINING
   ---------------------------------------------------------------
   KINROSS GOLD CORP.                                       7.63%
     GOLD MINING
   ---------------------------------------------------------------
   GOLDCORP, INC.                                           6.28%
     GOLD MINING
   ---------------------------------------------------------------
   STREETTRACKS GOLD TRUST                                  5.25%
     EXCHANGE-TRADED FUNDS
   ---------------------------------------------------------------
   RANDGOLD RESOURCES LTD.                                  4.41%
     GOLD MINING
   ---------------------------------------------------------------
   SILVER WHEATON CORP.                                     4.05%
     SILVER MINING
   ---------------------------------------------------------------
   GOLD FIELDS LTD.                                         3.65%
     GOLD MINING
   ---------------------------------------------------------------
   AGNICO-EAGLE MINES LTD.                                  3.60%
     GOLD MINING
   ---------------------------------------------------------------
   EASTERN PLATINUM LTD.                                    2.52%
     PLATINUM GROUP METALS
   ---------------------------------------------------------------
   JAGUAR MINING, INC.                                      2.38%
     GOLD MINING
   ---------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                  51.31%

 PRECIOUS METALS AND MINERALS FUNDS


WORLD PRECIOUS MINERALS FUND

 PORTFOLIO PROFILE                                 December 31, 2007

   Country Distribution*                         % of Investments
   ---------------------------------------------------------------
     Canada                                                62.39%
   ---------------------------------------------------------------
     United States                                         22.33%
   ---------------------------------------------------------------
     Jersey, Channel Islands                                5.62%
   ---------------------------------------------------------------
     Australia                                              4.45%
   ---------------------------------------------------------------
     South Africa                                           2.10%
   ---------------------------------------------------------------
     Other Foreign                                          3.11%
   ---------------------------------------------------------------
   * Country distribution shown is based on domicile not economic ties to a country, which may be different.



GOLD AND PRECIOUS METALS FUND

 PORTFOLIO PROFILE                                 December 31, 2007

   Country Distribution*                         % of Investments
   ---------------------------------------------------------------
     Canada                                                46.70%
   ---------------------------------------------------------------
     United States                                         36.43%
   ---------------------------------------------------------------
     South Africa                                           5.66%
   ---------------------------------------------------------------
     Australia                                              4.53%
   ---------------------------------------------------------------
     Jersey, Channel Islands                                4.41%
   ---------------------------------------------------------------
     Other Foreign                                          2.27%
   ---------------------------------------------------------------
   * Country distribution shown is based on domicile and the locale of company operations may be different.

 PRECIOUS METALS AND MINERALS FUNDS


 WORLD PRECIOUS MINERALS FUND
 PORTFOLIO ALLOCATION BY INDUSTRY
 BASED ON TOTAL INVESTMENTS                        December 31, 2007

              [World Precious Minerals Fund Pie Chart]

Senior Gold Producers                            21.6%
Gold/Mineral Exploration & Development           19.4%
Intermediate & Junior Gold Producers             17.5%
Metal & Mineral Mining & Exploration             14.8%
Cash Equivalent                                   9.8%
Platinum Group Metals                             8.0%
Exchange-Traded Funds                             4.5%
Other                                             4.4%



 GOLD AND PRECIOUS METALS FUND
 PORTFOLIO ALLOCATION BY INDUSTRY
 BASED ON TOTAL INVESTMENTS                        December 31, 2007

              [Gold and Precious Metals Fund Pie Chart]

Gold Mining                                      59.9%
Cash Equivalent                                  19.5%
Exchange-Traded Funds                             7.4%
Silver Mining                                     5.4%
Gold Royalty Company                              2.8%
Other                                             5.0%

  EXPENSE EXAMPLE (UNAUDITED)                      December 31, 2007


As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including short-term trading fees and exchange fees; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

* ACTUAL EXPENSES. The first line of the following table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

* HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second line of the following table for each fund provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct or transactional costs, such as small account, exchange or short-term trading fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct or transactional costs were included, your costs would have been higher.

  EXPENSE EXAMPLE (UNAUDITED)                                      December 31, 2007


------------------------------------------------------------------------------------
SIX MONTHS ENDED DECEMBER 31, 2007
                                       BEGINNING           ENDING         EXPENSES
                                     ACCOUNT VALUE     ACCOUNT VALUE     PAID DURING
                                     JULY 1, 2007    DECEMBER 31, 2007     PERIOD*
------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES CASH FUND
Based on Actual Fund Return            $1,000.00         $1,018.00         $ 5.07
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,020.11         $ 5.08
------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES SAVINGS
  FUND
Based on Actual Fund Return            $1,000.00         $1,022.50         $ 2.29
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,022.87         $ 2.29
------------------------------------------------------------------------------------
NEAR-TERM TAX FREE FUND
Based on Actual Fund Return            $1,000.00         $1,037.00         $ 2.30
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,022.87         $ 2.29
------------------------------------------------------------------------------------
TAX FREE FUND
Based on Actual Fund Return            $1,000.00         $1,032.10         $ 3.58
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,021.62         $ 3.56
------------------------------------------------------------------------------------
ALL AMERICAN EQUITY FUND
Based on Actual Fund Return            $1,000.00         $1,117.80         $ 9.32
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,016.34         $ 8.87
------------------------------------------------------------------------------------
CHINA REGION OPPORTUNITY FUND
Based on Actual Fund Return            $1,000.00         $1,281.30         $10.61
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,015.84         $ 9.37
------------------------------------------------------------------------------------
GLOBAL RESOURCES FUND
Based on Actual Fund Return            $1,000.00         $1,173.40         $ 4.81
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,020.71         $ 4.47
------------------------------------------------------------------------------------
WORLD PRECIOUS MINERALS FUND
Based on Actual Fund Return            $1,000.00         $1,183.30         $ 5.38
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,020.21         $ 4.98
------------------------------------------------------------------------------------
GOLD AND PRECIOUS METALS FUND
Based on Actual Fund Return            $1,000.00         $1,253.30         $ 7.53
Based on Hypothetical 5% Yearly
  Return                               $1,000.00         $1,018.45         $ 6.75
------------------------------------------------------------------------------------

*These calculations are based on expenses incurred in the most recent fiscal half-year. The funds' annualized six-month expense ratios (after reimbursements and offsets) for the six-month period ended December 31, 2007, were 1.00%, 0.45%, 0.45%, 0.70%, 1.75%,
1.85%, 0.88%, 0.98% and 1.33%, respectively, for the U.S. Treasury Securities Cash, U.S. Government Securities Savings, Near-Term Tax Free, Tax Free, All American Equity, China Region Opportunity, Global Resources, World Precious Minerals and Gold and Precious Metals Funds. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, then divided by 366 days in the current fiscal year.

U.S. TREASURY SECURITIES CASH FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2007

UNITED STATES
GOVERNMENT                            COUPON   MATURITY   PRINCIPAL
OBLIGATIONS 56.82%                     RATE      DATE       AMOUNT         VALUE
UNITED STATES TREASURY BILLS 52.45%
------------------------------------------------------------------------------------
                               Yield   3.41%   01/03/08  $ 20,000,000   $ 19,996,233
                               Yield   3.15%   01/10/08    20,000,000     19,984,325
                               Yield   2.86%   01/17/08    10,000,000      9,987,333
                               Yield   3.77%   01/24/08    10,000,000      9,976,170
                                                                        ------------
                                                                          59,944,061

UNITED STATES TREASURY NOTE 4.37%
------------------------------------------------------------------------------------
                                       4.63%   02/29/08     5,000,000      4,996,862

------------------------------------------------------------------------------------
TOTAL UNITED STATES GOVERNMENT OBLIGATIONS                                64,940,923
------------------------------------------------------------------------------------
  (cost $64,940,923)

REPURCHASE AGREEMENTS 43.83%

Joint Tri-Party Repurchase
  Agreements, 12/31/07,
  collateralized by U.S.
  Treasury securities held in
  joint tri-party repurchase
  accounts:

1.25% Bear Stearns, repurchase
  price $10,780,392                    1.25%   01/02/08    10,779,643     10,779,643
1.00% Merrill Lynch,
  repurchase price $18,324,219         1.00%   01/02/08    18,323,201     18,323,201
1.30% UBS Financial Services,
  Inc., repurchase price
  $21,001,517                          1.30%   01/02/08    21,000,000     21,000,000

------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                               50,102,844
------------------------------------------------------------------------------------
  (cost $50,102,844)

------------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.65%                                                115,043,767
------------------------------------------------------------------------------------
  (cost $115,043,767)
Other assets and liabilities, net (0.65)%                                   (747,362)
                                                                        ------------

NET ASSETS 100%                                                         $114,296,405
                                                                        ------------


See notes to portfolios of investments and notes to financial statements.

                                                                  45

U.S. GOVERNMENT SECURITIES SAVINGS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2007


UNITED STATES
GOVERNMENT AND AGENCY                 COUPON   MATURITY     PRINCIPAL
OBLIGATIONS 99.80%                     RATE      DATE         AMOUNT       VALUE
FEDERAL FARM CREDIT BANK 28.95%
------------------------------------------------------------------------------------
Discount Notes:
                               Yield  3.10%    01/02/08  $ 57,000,000   $ 56,995,092
                               Yield  3.97%    01/04/08    20,000,000     19,993,383
                               Yield  4.17%    01/07/08    10,000,000      9,993,067
                               Yield  4.10%    01/09/08    10,000,000      9,990,911
                               Yield  4.25%    02/08/08    10,000,000      9,955,456
                               Yield  4.16%    04/07/08     5,000,000      4,944,629
Fixed Rates:
                                      4.20%    01/07/08     2,250,000      2,249,865
                                      3.55%    01/28/08     1,000,000        998,742
                                      5.83%    02/11/08     5,970,000      5,977,061
                                      3.22%    03/03/08     1,000,000        996,671
                                      3.90%    05/16/08     2,000,000      1,996,656
                                      3.75%    06/02/08     2,000,000      1,987,328
                                      3.75%    06/13/08     1,000,000        997,297
                                      3.97%    06/17/08     3,300,000      3,281,221
                                      3.24%    06/18/08       435,000        432,912
                                      3.50%    08/25/08     1,275,000      1,265,762
                                      4.65%    09/17/08     3,010,000      3,021,041
                                                                        ------------
                                                                         135,077,094

FEDERAL HOME LOAN BANK 70.85%
------------------------------------------------------------------------------------
Discount Notes:
                               Yield  4.11%    01/02/08    52,863,000     52,856,990
                               Yield  4.50%    01/03/08    14,652,000     14,648,365
                               Yield  4.94%    01/10/08     5,000,000      4,993,925
                               Yield  4.26%    01/11/08    17,553,000     17,532,317
                               Yield  4.61%    01/16/08    15,000,000     14,971,458
                               Yield  4.49%    01/18/08    25,300,000     25,246,883
                               Yield  4.89%    01/22/08    14,080,000     14,040,576
                               Yield  4.37%    01/23/08    20,000,000     19,946,711
                               Yield  4.48%    01/30/08    20,000,000     19,930,561
                               Yield  4.44%    02/01/08    38,758,000     38,611,420
                               Yield  4.40%    02/06/08    10,000,000      9,957,650
                               Yield  4.36%    02/15/08    10,000,000      9,946,125
                               Yield  4.45%    02/22/08    15,000,000     14,907,483
                               Yield  4.31%    03/31/08     5,000,000      4,946,750
                               Yield  4.23%    05/09/08     5,265,000      5,186,705
Fixed Rates:
                                      6.08%    01/02/08     1,800,000      1,800,053
                                      3.07%    01/15/08     1,000,000        999,328
                                      3.63%    01/15/08    10,000,000      9,996,521
                                      5.00%    01/28/08     3,000,000      3,000,000


See notes to portfolios of investments and notes to financial statements.

46

U.S. GOVERNMENT SECURITIES SAVINGS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2007

UNITED STATES
GOVERNMENT AND AGENCY                 COUPON   MATURITY     PRINCIPAL
OBLIGATIONS                            RATE      DATE         AMOUNT       VALUE

FEDERAL HOME LOAN BANK (CONT'D)
------------------------------------------------------------------------------------
Fixed Rates (Cont'd):                 5.50%    01/28/08  $  1,000,000   $  1,000,735
                                      3.12%    01/29/08     1,885,000      1,881,988
                                      5.63%    02/15/08     1,000,000      1,000,678
                                      4.00%    02/25/08     3,000,000      2,994,093
                                      4.00%    03/10/08     5,000,000      4,996,557
                                      3.35%    03/17/08     2,125,000      2,116,724
                                      4.50%    04/14/08     5,000,000      5,000,000
                                      4.65%    04/16/08     3,000,000      2,998,730
                                      3.50%    05/21/08     1,000,000        993,755
                                      3.65%    05/23/08     1,200,000      1,192,352
                                      3.38%    05/27/08     1,000,000        996,391
                                      3.05%    06/12/08       500,000        497,269
                                      4.10%    06/13/08       920,000        919,186
                                      3.65%    06/16/08     2,000,000      1,993,984
                                      4.00%    07/18/08     3,100,000      3,088,134
                                      3.00%    07/24/08     1,000,000        989,028
                                      3.40%    07/30/08     2,500,000      2,483,516
                                      3.35%    08/07/08     1,000,000        994,689
                                      5.32%    12/22/08     1,000,000      1,010,780
Variable Rate:
                                      3.19%    10/17/08    10,000,000     10,000,000
                                                                        ------------
                                                                         330,668,410

------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.80%                                                 465,745,504
------------------------------------------------------------------------------------
  (cost $465,745,504)
Other assets and liabilities, net
  0.20%                                                                      950,793
                                                                        ------------

NET ASSETS 100%                                                         $466,696,297
                                                                        ------------


See notes to portfolios of investments and notes to financial statements.

NEAR-TERM TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                December 31, 2007

                                         COUPON    MATURITY     PRINCIPAL
MUNICIPAL BONDS 96.86%                    RATE       DATE         AMOUNT       VALUE
ALABAMA 9.38%
---------------------------------------------------------------------------------------
DCH Health Care Authority Facilities
  Revenue                                 5.00%    06/01/09   $  250,000    $   256,280
Jefferson County, Alabama Limited
  Obligation, Series A                    5.00%    01/01/08      300,000        300,000
Mountain Brook City Board of Education
  Capital Outlay                          4.00%    02/15/15      200,000        205,862
University of Alabama, University
  Revenues, Series C (VR)                 3.45%    09/01/31      500,000        500,000
                                                                            -----------
                                                                              1,262,142

ALASKA 2.28%
---------------------------------------------------------------------------------------
Alaska Municipal Bond Bank Authority,
  Series A                                4.00%    02/01/16      300,000        306,435

ARIZONA 2.26%
---------------------------------------------------------------------------------------
Pima County Unified School District, GO
  Unlimited, Refunding                    3.70%    07/01/12      300,000        303,594

CALIFORNIA 2.43%
---------------------------------------------------------------------------------------
Association of Bay Area Governments
  (ABAG) Finance Authority, Series C      4.00%    03/01/08      100,000         99,940
San Diego, California Community College
  District, GO Unlimited (ZCB)            4.34%(1) 05/01/15      300,000        226,236
                                                                            -----------
                                                                                326,176

CONNECTICUT 2.04%
---------------------------------------------------------------------------------------
Connecticut State, Series D, GO
  Unlimited                              5.375%    11/15/18      250,000        273,947

DELAWARE 1.51%
---------------------------------------------------------------------------------------
Delaware Transportation Authority
  System Revenue                          5.50%    07/01/08      200,000        202,450

DISTRICT OF COLUMBIA 1.15%
---------------------------------------------------------------------------------------
District of Columbia, Unrefunded,
  Series B                                5.50%    06/01/09      150,000        155,107

FLORIDA 2.89%
---------------------------------------------------------------------------------------
Florida State Board of Education
  Capital Outlay, Series B, GO            5.25%    06/01/11      175,000        178,234
Florida State Department Environmental
  Protection Preservation Revenue,
  Florida Forever, Series B               5.00%    07/01/09      205,000        210,664
                                                                            -----------
                                                                                388,898

See notes to portfolios of investments and notes to financial statements.

48

NEAR-TERM TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                December 31, 2007


                                         COUPON    MATURITY     PRINCIPAL
MUNICIPAL BONDS                           RATE       DATE         AMOUNT       VALUE
ILLINOIS 9.38%
---------------------------------------------------------------------------------------
Chicago Water Revenue (ZCB)               5.05%(1) 11/01/08   $  275,000    $   267,847
Cook County, Illinois Capital
  Improvement, GO Unlimited,
  Prerefunded, Series A                   5.25%    11/15/14      300,000        315,030
Illinois Finance Authority Revenue,
  Refunding                               5.00%    07/01/16      390,000        419,211
Illinois State Sales Tax Revenue          6.00%    06/15/09      250,000        260,357
                                                                            -----------
                                                                              1,262,445

INDIANA 4.96%
---------------------------------------------------------------------------------------
Indiana State Finance Authority
  Revenue, Refunding                      4.00%    05/01/12      350,000        359,502
Tippecanoe County, Indiana School
  Improvements                            4.00%    01/15/15      300,000        308,331
                                                                            -----------
                                                                                667,833

IOWA 3.88%
---------------------------------------------------------------------------------------
Ames, Iowa Hospital Revenue, Refunding    5.00%    06/15/15      300,000        318,924
Johnston Community School District, GO
  Unlimited                               4.00%    06/01/16      200,000        203,074
                                                                            -----------
                                                                                521,998

KANSAS 1.53%
---------------------------------------------------------------------------------------
Kansas State Development Finance
  Authority Revenue                       4.00%    10/01/15      200,000        206,310

MASSACHUSETTS 0.75%
---------------------------------------------------------------------------------------
Massachusetts State, Series C, GO        4.625%    10/01/08      100,000        101,216

MICHIGAN 0.97%
---------------------------------------------------------------------------------------
Detroit, Michigan Local Development
  Financial Authority, Series A           5.20%    05/01/10      130,000        129,934

MISSOURI 1.74%
---------------------------------------------------------------------------------------
Missouri State Health & Educational
  Facilities Authority Revenue,
  Series A                                6.75%    05/15/13      200,000        233,336

NEVADA 1.49%
---------------------------------------------------------------------------------------
North Las Vegas, GO Limited               4.00%    03/01/16      200,000        200,816

NEW JERSEY 3.86%
---------------------------------------------------------------------------------------
New Jersey State                         5.125%    05/01/10      250,000        260,917
New Jersey State Transportation Trust
  Fund Authority, Series D                4.00%    06/15/14      250,000        258,762
                                                                            -----------
                                                                                519,679

See notes to portfolios of investments and notes to financial statements.

                                                                  49

NEAR-TERM TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                December 31, 2007


                                         COUPON    MATURITY     PRINCIPAL
MUNICIPAL BONDS                           RATE       DATE         AMOUNT       VALUE
NEW YORK 7.47%
---------------------------------------------------------------------------------------
New York City Transitional Financial
  Authority Revenue, Series A             5.25%    11/01/08   $  225,000    $   229,363
New York State Throughway Authority
  Service Contract Revenue,
  Prerefunded, Local Highway & Bridge,
  Series A2                              5.375%    04/01/10      150,000        152,385
New York State Throughway Authority
  Service Contract Revenue, Unrefunded,
  Local Highway & Bridge, Series A2      5.375%    04/01/10       50,000         50,768
New York State, GO                        5.00%    03/01/08      250,000        250,808
New York, New York, Series B              5.25%    08/01/09      200,000        206,868
Schenectady Metroplex Development
  Authority Revenue, Series A             5.00%    12/15/12      110,000        115,243
                                                                            -----------
                                                                              1,005,435

OREGON 0.96%
---------------------------------------------------------------------------------------
Oregon State Department Transportation
  Highway                                 5.00%    11/15/09      125,000        129,380

SOUTH CAROLINA 8.66%
---------------------------------------------------------------------------------------
Horry County Hospitality Fee Special
  Obligation                              5.00%    04/01/10      200,000        206,884
Jasper County School District, GO
  Unlimited                               4.00%    03/01/15      195,000        199,505
Piedmont Municipal Power Agency
  Electric Revenue, Refunding, Series B   5.25%    01/01/09      200,000        201,846
South Carolina State Public Service
  Authority Revenue, Refunding,
  Series B                                5.00%    01/01/08      250,000        250,000
Spartanburg County School District       3.875%    04/01/12      300,000        307,242
                                                                            -----------
                                                                              1,165,477

TENNESSEE 2.36%
---------------------------------------------------------------------------------------
Tennessee State, GO Unlimited,
  Refunding, Series A                     5.00%    05/01/11      300,000        317,085

TEXAS 13.44%
---------------------------------------------------------------------------------------
Arlington Refunding, Series A             5.00%    08/15/08      200,000        202,458
Killeen, Texas Independent School
  District, GO Unlimited, Prerefunded     5.00%    02/15/09      310,000        310,719
Killeen, Texas Independent School
  District, GO Unlimited, Unrefunded      5.00%    02/15/09       90,000         90,191
Lewisville, Texas Independent School
  District, GO Unlimited, Refunding
  (ZCB)                                   4.04%(1) 08/15/15      400,000        297,864
San Antonio Water System Revenue          5.00%    05/15/13      100,000        105,009
San Antonio, Texas Water Revenue,
  Refunding, Series A (VR)                3.50%    05/15/33      600,000        600,000

See notes to portfolios of investments and notes to financial statements.

50

NEAR-TERM TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                               December 31, 2007


                                         COUPON   MATURITY     PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE         AMOUNT       VALUE

TEXAS (CONT'D)
--------------------------------------------------------------------------------------
Texas Turnpike Authority Revenue          5.00%   06/01/08   $  200,000    $   201,644
                                                                           -----------
                                                                             1,807,885


UTAH 2.43%
--------------------------------------------------------------------------------------
Utah State, Refunding, Series B, GO
  Unlimited                              5.375%   07/01/12      300,000        326,442

VIRGINIA 4.84%
--------------------------------------------------------------------------------------
Virginia State Public Building
  Authority & Public Facilities
  Revenue, Refunding, Series A            5.00%   08/01/12      300,000        321,486
Virginia College Building Authority,
  Series A                                5.00%   09/01/15      300,000        329,142
                                                                           -----------
                                                                               650,628

WASHINGTON 0.79%
--------------------------------------------------------------------------------------
Clark County, Washington School
  District, GO Unlimited                 5.125%   12/01/11      100,000        106,827

WISCONSIN 3.41%
--------------------------------------------------------------------------------------
Milwaukee, Wisconsin, Series L, GO        4.60%   12/15/13      150,000        152,336
Wisconsin State, Refunding, Series 2,
  GO Unlimited                           4.125%   11/01/16      300,000        306,336
                                                                           -----------
                                                                               458,672

--------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                       13,030,147
--------------------------------------------------------------------------------------
  (cost $12,850,829)

REPURCHASE AGREEMENTS 2.33%
Joint Tri-Party Repurchase Agreement,
 Bear Stearns, 12/31/07, 1.25%, due
 01/02/08, repurchase price $116,004,
 collateralized by U.S. Treasury
 securities held in a joint tri-party
 account (cost $115,996)                  1.25%   01/02/08      115,996        115,996
Joint Tri-Party Repurchase Agreement,
 Merrill Lynch, 12/31/07, 1.00%, due
 01/02/08, repurchase price $197,181,
 collateralized by U.S. Treasury
 securities held in a joint tri-party
 account (cost $197,170)                  1.00%   01/02/08      197,170        197,170

--------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                    313,166
--------------------------------------------------------------------------------------
  (cost $313,166)

See notes to portfolios of investments and notes to financial statements.

                                                                  51

NEAR-TERM TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                               December 31, 2007

--------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.19%                                                   $13,343,313
--------------------------------------------------------------------------------------
  (cost $13,163,995)
Other assets and liabilities, net 0.81%                                        109,264
                                                                           -----------

NET ASSETS 100%                                                            $13,452,577
                                                                           -----------

(1) Represents Yield

See notes to portfolios of investments and notes to financial statements.

TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                               December 31, 2007

                                         COUPON    MATURITY    PRINCIPAL
MUNICIPAL BONDS 93.35%                    RATE       DATE        AMOUNT       VALUE
ALABAMA 5.01%
--------------------------------------------------------------------------------------
Alabama 21st Century Authority Tobacco
  Settlement Revenue                      5.75%    12/01/19   $ 275,000    $   283,704
Alabama State, GO Unlimited, Series A    4.625%    09/01/22     375,000        388,380
Mountain Brook City Board of Education
  Capital Outlay                          4.00%    02/15/15     195,000        200,715
                                                                           -----------
                                                                               872,799

CALIFORNIA 8.68%
--------------------------------------------------------------------------------------
Anaheim, California City School
  District, Capital Appreciation,
  Election 2002, GO Unlimited (ZCB)       4.60%(1) 08/01/28     580,000        210,383
California State, GO Unlimited            4.75%    03/01/34     205,000        199,596
California State, GO Unlimited            5.00%    06/01/37     455,000        458,376
Campbell, California Union High School
  District, GO Unlimited                  4.75%    08/01/34     300,000        304,560
San Diego, California Community College
  District, GO Unlimited (ZCB)            4.34%(1) 05/01/15     450,000        339,354
                                                                           -----------
                                                                             1,512,269

COLORADO 0.88%
--------------------------------------------------------------------------------------
Colorado Health Facility Authority
  Revenue                                 5.00%    09/01/16     150,000        153,550

FLORIDA 4.57%
--------------------------------------------------------------------------------------
Florida Board of Education, GO
  Unlimited, Refunding, Series C          4.50%    06/01/28     300,000        300,198
St. Lucie County Florida Sales Tax
  Revenue                                 5.25%    10/01/23     465,000        496,002
                                                                           -----------
                                                                               796,200

GEORGIA 5.09%
--------------------------------------------------------------------------------------
Atlanta Development Authority Revenue     5.25%    07/01/22     500,000        515,505
Chatham County Hospital Authority
  Revenue, Series A                       5.50%    01/01/34     405,000        371,547
                                                                           -----------
                                                                               887,052

ILLINOIS 7.56%
--------------------------------------------------------------------------------------
Du Page County, Refunding                 5.60%    01/01/21     490,000        551,005
Illinois Development Financing
  Authority Hospital Revenue, Adventist
  Health System                           5.65%    11/15/24     435,000        459,356
Illinois Regional Transportation
  Authority Revenue, Series A             7.20%    11/01/20     250,000        306,727
                                                                           -----------
                                                                             1,317,088

See notes to portfolios of investments and notes to financial statements.

                                                                  53

TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                             December 31, 2007


                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE        AMOUNT       VALUE
KANSAS 8.04%
-------------------------------------------------------------------------------------
Kansas State Development Finance
  Authority Hospital Revenue, Series Z    5.00%   12/15/12   $ 500,000    $   514,950
Kansas State Development Finance
  Authority Revenue                       4.00%   10/01/15     250,000        257,887
University of Kansas Hospital Authority
  Health Facilities Revenue              5.625%   09/01/27     570,000        627,798
                                                                          -----------
                                                                            1,400,635

KENTUCKY 1.26%
-------------------------------------------------------------------------------------
Bowling Green, Kentucky, GO Unlimited,
  Series B                                4.00%   09/01/16     215,000        219,414

MARYLAND 1.87%
-------------------------------------------------------------------------------------
Maryland State Health & Higher
  Educational Facilities Authority
  Revenue                                 5.75%   07/01/21     300,000        325,290

MICHIGAN 3.42%
-------------------------------------------------------------------------------------
Detroit, Michigan Local Development
  Financing Authority, Refunding,
  Series A                               5.375%   05/01/18     300,000        290,400
Macomb County Building Authority, GO
  Limited                                 4.50%   11/01/23     300,000        305,058
                                                                          -----------
                                                                              595,458

MISSOURI 2.42%
-------------------------------------------------------------------------------------
St. Louis Airport Development Program,
  Prerefunded, Series A                   5.00%   07/01/11     165,000        174,570
St. Louis Airport Development Program,
  Unrefunded, Series A                    5.00%   07/01/11     235,000        246,569
                                                                          -----------
                                                                              421,139

NEW HAMPSHIRE 1.95%
-------------------------------------------------------------------------------------
Manchester, New Hampshire School
  Facilities Revenue, Refunding           5.50%   06/01/26     300,000        340,101

NEW JERSEY 4.52%
-------------------------------------------------------------------------------------
New Jersey Health Care Facilities
  Financing Authority Revenue            4.375%   07/01/10     460,000        463,616
New Jersey State Transportation
  Authority, Series A                     5.00%   06/15/13     315,000        323,899
                                                                          -----------
                                                                              787,515

See notes to portfolios of investments and notes to financial statements.

54

TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                              December 31, 2007


                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE        AMOUNT       VALUE
NEW YORK 4.17%
-------------------------------------------------------------------------------------
New York, GO Unlimited, Prerefunded,
  Series H                                5.25%   03/15/14   $ 450,000    $   466,357
New York, GO Unlimited, Prerefunded,
  Series J                                5.00%   05/15/12     225,000        233,244
New York, GO Unlimited, Unrefunded
  Balance, Series J                       5.00%   05/15/12      25,000         25,756
                                                                          -----------
                                                                              725,357

OHIO 2.81%
-------------------------------------------------------------------------------------
Ohio State Mental Health Facilities
  Revenue                                 5.50%   06/01/15     300,000        322,305
South Euclid Special Assessment, GO
  Limited Tax                             6.70%   12/01/14     150,000        167,465
                                                                          -----------
                                                                              489,770

PENNSYLVANIA 1.45%
-------------------------------------------------------------------------------------
Chester County Health & Educational
  Facilities Authority Revenue            5.00%   05/15/08     250,000        251,728

PUERTO RICO 1.88%
-------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority
  Revenue, Series II                     5.125%   07/01/26     300,000        326,715

RHODE ISLAND 3.27%
-------------------------------------------------------------------------------------
Rhode Island State Health & Educational
  Building Corporation Revenue            6.50%   08/15/32     500,000        568,855

SOUTH CAROLINA 1.45%
-------------------------------------------------------------------------------------
South Carolina Jobs Economic
  Development Authority Revenue           5.00%   11/01/23     250,000        253,070

TENNESSEE 1.27%
-------------------------------------------------------------------------------------
Memphis, Tennessee Sanitary Sewage
  System Revenue, Refunding               5.00%   05/01/20     200,000        220,530

TEXAS 20.33%
-------------------------------------------------------------------------------------
Baytown, Texas, GO Limited                4.50%   02/01/27     250,000        244,663
Duncanville, Texas Independent School
  District, GO Unlimited, Prerefunded,
  Series B                                5.25%   02/15/32     495,000        533,016
Duncanville, Texas Independent School
  District, GO Unlimited, Unrefunded,
  Series B                                5.25%   02/15/32       5,000          5,187
Forney, Texas, GO Limited                 5.00%   02/15/27     500,000        523,450
Goose Creek, Texas Independent School
  District Schoolhouse, Series A          5.25%   02/15/18     370,000        408,587
Greenville, Texas Independent School
  District, GO Unlimited, Refunding       4.00%   08/15/17     120,000        120,779

See notes to portfolios of investments and notes to financial statements.

                                                                  55

TAX FREE FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                              December 31, 2007


                                         COUPON   MATURITY    PRINCIPAL
MUNICIPAL BONDS                           RATE      DATE        AMOUNT       VALUE

TEXAS (CONT'D)
-------------------------------------------------------------------------------------
Houston Community College System
  Revenue, Refunding                      4.00%   04/15/17   $ 300,000    $   299,754
North Texas Municipal Water District
  Regional Solid Waste Disposal System
  Revenue                                 4.25%   09/01/17     385,000        394,521
San Antonio, Texas Water Revenue,
  Refunding, Series A (VR)                3.50%   05/15/33     700,000        700,000
White Settlement, Texas Independent
  School District, GO Unlimited          4.125%   08/15/15     300,000        310,398
                                                                          -----------
                                                                            3,540,355

WASHINGTON 1.45%
-------------------------------------------------------------------------------------
Spokane County, Washington School
  District, GO Unlimited                  5.05%   06/01/22     255,000        252,093

-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS                                                      16,256,983
-------------------------------------------------------------------------------------
  (cost $15,768,365)

REPURCHASE AGREEMENTS 5.59%
Joint Tri-Party Repurchase Agreement, Bear
  Stearns, 12/31/07, 1.25%, due 01/02/08,
  repurchase price $360,361,
  collateralized by U.S. Treasury
  securities held in a joint tri-party
  account (cost $360,336)                    1.25%   01/02/08     360,336        360,336
Joint Tri-Party Repurchase Agreement,
  Merrill Lynch, 12/31/07, 1.00%, due
  01/02/08, repurchase price $612,532,
  collateralized by U.S. Treasury
  securities held in a joint tri-party
  account (cost $612,498)                    1.00%   01/02/08     612,498        612,498

----------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                      972,834
----------------------------------------------------------------------------------------
  (cost $972,834)

----------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.94%                                                      17,229,817
----------------------------------------------------------------------------------------
  (cost $16,741,199)
Other assets and liabilities, net 1.06%                                          184,192
                                                                             -----------

NET ASSETS 100%                                                              $17,414,009
                                                                             -----------

(1) Represents Yield

See notes to portfolios of investments and notes to financial statements.

ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                December 31, 2007


COMMON STOCKS 90.70%                                           SHARES             VALUE
AEROSPACE/DEFENSE 1.98%
---------------------------------------------------------------------------------------
BE Aerospace, Inc.                                              7,500       $   396,750*
The Boeing Co.                                                  2,000           174,920
                                                                            -----------
                                                                                571,670

APPAREL 1.23%
---------------------------------------------------------------------------------------
Lululemon Athletica, Inc.                                       7,500           355,275*

APPLICATIONS SOFTWARE 4.27%
---------------------------------------------------------------------------------------
Activision, Inc.                                               10,000           297,000*
Adobe Systems, Inc.                                             4,500           192,285*
Microsoft Corp.                                                10,000           356,000
Oracle Corp.                                                    7,500           169,350*
Salesforce.com, Inc.                                            3,500           219,415*
                                                                            -----------
                                                                              1,234,050

AUTO MANUFACTURERS 0.42%
---------------------------------------------------------------------------------------
PACCAR, Inc.                                                    2,250           122,580

BEVERAGES 1.59%
---------------------------------------------------------------------------------------
The Coca-Cola Co.                                               7,500           460,275

CELLULAR TELECOMMUNICATIONS 1.75%
---------------------------------------------------------------------------------------
Cellcom Israel Ltd.                                             5,000           158,800
China Mobile Ltd., Sponsored ADR                                4,000           347,480
                                                                            -----------
                                                                                506,280

CHEMICALS - AGRICULTURAL 6.15%
---------------------------------------------------------------------------------------
Monsanto Co.                                                    5,500           614,295
Potash Corporation of Saskatchewan, Inc.                        3,500           503,860
The Mosaic Company                                              7,000           660,380*
                                                                            -----------
                                                                              1,778,535

CHEMICALS - SPECIALTY 0.74%
---------------------------------------------------------------------------------------
Zoltek Co., Inc.                                                5,000           214,350*

COMPUTERS 5.84%
---------------------------------------------------------------------------------------
Apple Computer, Inc.                                            7,000         1,386,560*
Hewlett-Packard Co.                                             6,000           302,880
                                                                            -----------
                                                                              1,689,440

See notes to portfolios of investments and notes to financial statements.

                                                                  57

ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                December 31, 2007


COMMON STOCKS                                                  SHARES             VALUE
COMPUTERS - MEMORY DEVICES 1.02%
---------------------------------------------------------------------------------------
EMC Corp.                                                       9,000       $   166,770*
Seagate Technology                                              5,000           127,500
                                                                            -----------
                                                                                294,270

DIVERSIFIED OPERATIONS 0.49%
---------------------------------------------------------------------------------------
Aecom Technology Corp.                                          5,000           142,850*

E-COMMERCE/SERVICES 1.39%
---------------------------------------------------------------------------------------
Priceline.com, Inc.                                             3,500           402,010*

ELECTRIC - INTEGRATED 0.57%
---------------------------------------------------------------------------------------
Exelon Corp.                                                    2,000           163,280

ELECTRONICS & COMPONENTS 5.53%
---------------------------------------------------------------------------------------
NVIDIA Corp.                                                   12,000           408,240*
Research In Motion Ltd.                                        10,500         1,190,700*
                                                                            -----------
                                                                              1,598,940

ENERGY - ALTERNATIVE SOURCES 4.09%
---------------------------------------------------------------------------------------
First Solar, Inc.                                               3,500           934,990*
Suntech Power Holdings Co., Ltd., ADR                           3,000           246,960*
                                                                            -----------
                                                                              1,181,950

ENGINEERING SERVICES 0.83%
---------------------------------------------------------------------------------------
Stanley, Inc.                                                   7,500           240,150*

FINANCIAL SERVICES 9.47%
---------------------------------------------------------------------------------------
Anworth Mortgage Asset Corp.                                   20,000           165,200
Bank of New York Mellon Corp.                                   6,000           292,560
CME Group, Inc.                                                   800           548,800
GFI Group, Inc.                                                 4,500           430,740*
Janus Capital Group, Inc.                                      10,000           328,500
MasterCard, Inc., Class A                                       3,000           645,600
State Street Corp.                                              4,000           324,800
                                                                            -----------
                                                                              2,736,200

FOOD & BEVERAGES 0.31%
---------------------------------------------------------------------------------------
Kraft Foods, Inc., Class A                                      2,768            90,320

GOLD MINING 0.84%
---------------------------------------------------------------------------------------
Randgold Resources Ltd., ADR                                    6,500           241,345


See notes to portfolios of investments and notes to financial statements.

58

ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                December 31, 2007


COMMON STOCKS 90.70%                                           SHARES             VALUE
HOUSEHOLD PRODUCTS 0.76%
---------------------------------------------------------------------------------------
The Procter & Gamble Co.                                        3,000       $   220,260

INTERNET 3.79%
---------------------------------------------------------------------------------------
Baidu.com, Inc., Sponsored ADR                                  1,200           468,468*
Google, Inc., Class A                                             800           553,184*
Stockgroup Information Systems, Inc.                          131,125            74,741*
                                                                            -----------
                                                                              1,096,393

MACHINERY 2.51%
---------------------------------------------------------------------------------------
Deere & Co.                                                     4,000           372,480
Lindsay Corp.                                                   5,000           353,450
                                                                            -----------
                                                                                725,930

MEDICAL - BIOMEDICAL 0.62%
---------------------------------------------------------------------------------------
Illumina, Inc.                                                  3,000           177,780*

MEDICAL - DRUGS 0.90%
---------------------------------------------------------------------------------------
Novo Nordisk AS, Sponsored ADR                                  4,000           259,440

MEDICAL - PRODUCTS 3.30%
---------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                    5,000           225,100
Meridian Bioscience, Inc.                                       7,500           225,600
St. Jude Medical, Inc.                                          5,000           203,200*
Stryker Corp.                                                   4,000           298,880
                                                                            -----------
                                                                                952,780

METAL & MINERAL MINING 1.24%
---------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc.                            3,000           307,320
Mines Management, Inc.                                         15,000            51,150*
                                                                            -----------
                                                                                358,470

NETWORKING PRODUCTS 3.13%
---------------------------------------------------------------------------------------
Cisco Systems, Inc.                                            15,000           406,050*
Juniper Networks, Inc.                                         15,000           498,000*
                                                                            -----------
                                                                                904,050

OIL & GAS - INTEGRATED 1.68%
---------------------------------------------------------------------------------------
Marathon Oil Corp.                                              8,000           486,880


See notes to portfolios of investments and notes to financial statements.

                                                                  59

ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                December 31, 2007


COMMON STOCKS                                                  SHARES             VALUE
OIL & GAS DRILLING 3.45%
---------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                                 4,000       $   568,000
Noble Corp.                                                     2,000           113,020
Transocean, Inc.                                                2,200           314,930*
                                                                            -----------
                                                                                995,950

OIL & GAS EQUIPMENT & SERVICES 2.99%
---------------------------------------------------------------------------------------
Core Laboratories N.V.                                          3,000           374,160*
FMC Technologies, Inc.                                          4,500           255,150*
Oceaneering International, Inc.                                 3,500           235,725*
                                                                            -----------
                                                                                865,035

OIL & GAS EXPLORATION & PRODUCTION 2.99%
---------------------------------------------------------------------------------------
Apache Corp.                                                    2,000           215,080
Cano Petroleum, Inc.                                           20,000           137,800*
MV Oil Trust                                                    4,000            98,200
Noble Energy, Inc.                                              2,400           190,848
Talisman Energy, Inc.                                          12,000           222,240
                                                                            -----------
                                                                                864,168

OIL & GAS REFINING & MARKETING 0.97%
---------------------------------------------------------------------------------------
Valero Energy Corp.                                             4,000           280,120

PHARMACY SERVICES 1.89%
---------------------------------------------------------------------------------------
Express Scripts, Inc.                                           7,500           547,500*

REAL ESTATE INVESTMENT TRUSTS 0.63%
---------------------------------------------------------------------------------------
Annaly Capital Management, Inc.                                10,000           181,800

RESTAURANTS 1.63%
---------------------------------------------------------------------------------------
McDonald's Corp.                                                8,000           471,280

RETAIL 3.91%
---------------------------------------------------------------------------------------
Costco Wholesale Corp.                                          5,000           348,800
CVS Caremark Corp.                                              4,000           159,000
GameStop Corp., Class A                                        10,000           621,100*
                                                                            -----------
                                                                              1,128,900

SECURITY PRODUCTS & SERVICES 0.50%
---------------------------------------------------------------------------------------
Taser International, Inc.                                      10,000           143,900*

See notes to portfolios of investments and notes to financial statements.

60

ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                December 31, 2007

COMMON STOCKS                                                  SHARES             VALUE
SEMICONDUCTORS 1.78%
---------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc.                                 3,000       $   265,470*
Tessera Technologies, Inc.                                      6,000           249,600*
                                                                            -----------
                                                                                515,070

THERAPEUTICS 0.96%
---------------------------------------------------------------------------------------
Gilead Sciences, Inc.                                           6,000           276,060*

TOBACCO 1.57%
---------------------------------------------------------------------------------------
Altria Group, Inc.                                              6,000           453,480

WIRELESS EQUIPMENT 0.99%
---------------------------------------------------------------------------------------
Alvarion Ltd.                                                  10,000            95,000*
Nokia Oyj, Sponsored ADR                                        5,000           191,950
                                                                            -----------
                                                                                286,950

---------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                          26,215,966
---------------------------------------------------------------------------------------
  (cost $21,110,228)

EXCHANGE-TRADED FUND 0.97%

iShares Silver Trust
  (cost $285,973)                                               1,900           279,243*

WARRANTS 0.04%

METAL & MINERAL MINING 0.04%
---------------------------------------------------------------------------------------
Mines Management, Inc., Warrants (April 2012)
  (cost $10,608)                                                7,500            12,375*


See notes to portfolios of investments and notes to financial statements.

                                                                  61

ALL AMERICAN EQUITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                December 31, 2007

PURCHASED OPTIONS 0.96%                                     CONTRACTS             VALUE
COMPUTERS 0.15%
---------------------------------------------------------------------------------------
Dell, Inc., Strike Price 25, Call, Expiration May 2008
  (premium $46,850)                                               200       $    42,400

FINANCIAL SERVICES 0.07%
---------------------------------------------------------------------------------------
Citigroup, Inc., Strike Price 30, Call, Expiration
  Jan. 2008 (premium $39,779)                                      80            22,000

GOLD MINING 0.74%
---------------------------------------------------------------------------------------
Goldcorp, Inc., Strike Price 30, Call, Expiration
  Jan. 2009 (premium $84,535)                                     145           123,250
Goldcorp, Inc., Strike Price 35, Call, Expiration
  Jan. 2009 (premium $61,950)                                     150            91,500
                                                                            -----------
                                                                                214,750

---------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                         279,150
---------------------------------------------------------------------------------------
  (cost $233,114)

---------------------------------------------------------------------------------------
TOTAL SECURITIES                                                             26,786,734
---------------------------------------------------------------------------------------
  (cost $21,639,923)

                                                            PRINCIPAL
REPURCHASE AGREEMENTS 7.42%                                  AMOUNT
Joint Tri-Party Repurchase Agreement, Bear Stearns,
  12/31/07, 1.25%, due 01/02/08, repurchase price
  $794,117, collateralized by U.S. Treasury securities
  held in a joint tri-party account (cost $794,062)          $794,062           794,062
Joint Tri-Party Repurchase Agreement, Merrill Lynch,
  12/31/07, 1.00%, due 01/02/08, repurchase price
  $1,349,821, collateralized by U.S. Treasury securities
  held in a joint tri-party account (cost $1,349,746)       1,349,746         1,349,746

---------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                   2,143,808
---------------------------------------------------------------------------------------
  (cost $2,143,808)

---------------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.09%                                                    28,930,542
---------------------------------------------------------------------------------------
  (cost $23,783,731)
Other assets and liabilities, net (0.09)%                                       (25,808)
                                                                            -----------

NET ASSETS 100%                                                             $28,904,734
                                                                            -----------

See notes to portfolios of investments and notes to financial statements.

CHINA REGION OPPORTUNITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 December 31, 2007


COMMON STOCKS 92.15%                                            SHARES             VALUE
AGRICULTURE 4.02%
----------------------------------------------------------------------------------------
China Agri-Industries Holdings Ltd.                          1,500,000       $ 1,011,915*
IOI Corp., Berhad                                            1,200,000         2,812,217
Kuala Lumpur Kepong Berhad                                     300,000         1,578,470
                                                                             -----------
                                                                               5,402,602

AIRLINES 0.79%
----------------------------------------------------------------------------------------
China Southern Airlines Co., Ltd., H shares                    800,000         1,056,803*

AIRPORT OPERATIONS 0.38%
----------------------------------------------------------------------------------------
Beijing Capital International Airport Co., Ltd., H
  shares                                                       300,000           509,420

APPAREL 2.22%
----------------------------------------------------------------------------------------
Li Ning Co., Ltd.                                              800,000         2,985,725

AUTO PARTS & EQUIPMENT 0.29%
----------------------------------------------------------------------------------------
Xinyi Glass Holdings Co., Ltd.                                 400,000           384,758

BANKS 4.25%
----------------------------------------------------------------------------------------
China Construction Bank Corp., H shares                      2,000,000         1,698,067
China Merchants Bank Co., Ltd., H shares                       800,000         3,283,272
Kookmin Bank                                                    10,000           734,970*
                                                                             -----------
                                                                               5,716,309

CASINO HOTELS 0.48%
----------------------------------------------------------------------------------------
NagaCorp Ltd.                                                2,000,000           648,959

CELLULAR TELECOMMUNICATIONS 5.26%
----------------------------------------------------------------------------------------
China Mobile Ltd.                                              400,000         7,074,425

CHEMICALS - AGRICULTURAL 0.84%
----------------------------------------------------------------------------------------
Sinofert Holdings Ltd.                                       1,000,000           934,963
Spur Ventures, Inc.                                            328,000           191,475*
                                                                             -----------
                                                                               1,126,438

COAL 6.91%
----------------------------------------------------------------------------------------
China Coal Energy Co., H shares                              1,000,000         3,148,607
China Shenhua Energy Co., Ltd., H shares                       500,000         2,985,084
PT Bumi Resources Tbk                                        5,000,000         3,155,253
                                                                             -----------
                                                                               9,288,944

See notes to portfolios of investments and notes to financial statements.

                                                                  63

CHINA REGION OPPORTUNITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                December 31, 2007


COMMON STOCKS                                                   SHARES             VALUE
CONSTRUCTION 3.45%
----------------------------------------------------------------------------------------
China Communications Construction Co., Ltd., H shares          800,000       $ 2,113,606
China National Building Material Co., Ltd., H shares           400,000         1,562,119
China State Construction International Holdings Ltd.           600,000           954,201
                                                                             -----------
                                                                               4,629,926

DISTRIBUTION/WHOLESALE 1.72%
----------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                           100,000         1,499,275
Li & Fung Ltd.                                                 200,000           806,710
                                                                             -----------
                                                                               2,305,985

DIVERSIFIED MINERALS 0.08%
----------------------------------------------------------------------------------------
Erdene Gold, Inc.                                              100,000           111,721*

DIVERSIFIED OPERATIONS 1.17%
----------------------------------------------------------------------------------------
Wharf Holdings Ltd.                                            300,000         1,573,662

E-COMMERCE/SERVICES 0.76%
----------------------------------------------------------------------------------------
Alibaba.com Ltd.                                                37,500           135,387*
SINA Corp.                                                      20,000           886,200*
                                                                             -----------
                                                                               1,021,587

EDUCATION 1.58%
----------------------------------------------------------------------------------------
CIBT Education Group, Inc.                                     836,032         2,128,892*

ELECTRIC GENERATION 2.33%
----------------------------------------------------------------------------------------
Harbin Power Equipment Co., Ltd., H shares                     700,000         2,244,424
LS Industrial Systems Co., Ltd.                                 15,000           886,934
                                                                             -----------
                                                                               3,131,358

ELECTRONICS & COMPONENTS 2.28%
----------------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.                           264,000         1,644,403
Research In Motion Ltd.                                         12,500         1,417,500*
Yageo Corp., Sponsored GDR                                           1                 2
                                                                             -----------
                                                                               3,061,905

ENERGY - ALTERNATIVE SOURCES 1.57%
----------------------------------------------------------------------------------------
JA Solar Holdings Co., Ltd., Sponsored ADR                      12,500           872,625*
Suntech Power Holdings Co., Ltd., Sponsored ADR                 15,000         1,234,800*
                                                                             -----------
                                                                               2,107,425

See notes to portfolios of investments and notes to financial statements.

64

CHINA REGION OPPORTUNITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 December 31, 2007


COMMON STOCKS                                                   SHARES             VALUE
FINANCIAL SERVICES 3.49%
----------------------------------------------------------------------------------------
Hong Kong Exchanges & Clearing Ltd.                            100,000       $ 2,831,822
Singapore Exchange Ltd.                                        200,000         1,862,014
                                                                             -----------
                                                                               4,693,836

FOOD & BEVERAGES 2.12%
----------------------------------------------------------------------------------------
China Yurun Food Group Ltd.                                  1,200,000         1,997,666
CJ CheilJedang Corp.                                             1,850           577,207*
CJ Corp.                                                         3,150           273,701
                                                                             -----------
                                                                               2,848,574

GOLD MINING 6.78%
----------------------------------------------------------------------------------------
Kingsgate Consolidated Ltd.                                      2,599            10,586*
Lihir Gold Ltd.                                                200,000           632,400*
Olympus Pacific Minerals, Inc.                                 424,500           192,265*
Silk Road Resources Ltd.                                       210,000           227,216*
Sino Gold Ltd.                                                  59,754           363,755*
Zhaojin Mining Industry Co., Ltd., H shares                    800,000         3,339,703
Zijin Mining Group Co., Ltd., H shares                       2,800,000         4,345,205
                                                                             -----------
                                                                               9,111,130

HOUSEHOLD APPLIANCES 2.27%
----------------------------------------------------------------------------------------
GOME Electrical Appliances Holdings, Ltd.                    1,200,000         3,047,287

INSURANCE 4.68%
----------------------------------------------------------------------------------------
China Life Insurance Co., Ltd., H shares                       800,000         4,140,001
Ping An Insurance Company of China Ltd., H shares              200,000         2,144,387
                                                                             -----------
                                                                               6,284,388

INTERNET 3.74%
----------------------------------------------------------------------------------------
Asia Broadband, Inc.                                           500,000                 0*@
Baidu.com, Inc., Sponsored ADR                                   5,000         1,951,950*
Tencent Holdings Ltd.                                          400,000         3,078,068
                                                                             -----------
                                                                               5,030,018

MANUFACTURING 2.62%
----------------------------------------------------------------------------------------
China Infrastructure Machinery Holdings Ltd.                 1,000,000         1,585,205
Peace Mark Holdings Ltd.                                     1,200,000         1,942,261
                                                                             -----------
                                                                               3,527,466

MEDICAL - PRODUCTS 1.55%
----------------------------------------------------------------------------------------
Shandong Weigao Group Medical Polymer Co., Ltd.,
  H shares                                                     900,000         2,077,696

See notes to portfolios of investments and notes to financial statements.

                                                                  65

CHINA REGION OPPORTUNITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 December 31, 2007


COMMON STOCKS                                                   SHARES             VALUE
METAL - ALUMINUM 0.33%
----------------------------------------------------------------------------------------
Global Alumina Products Corp.                                  223,000       $   446,000*

METAL - COPPER 0.39%
----------------------------------------------------------------------------------------
Continental Minerals Corp.                                     243,080           389,154*
Toledo Mining Corp., plc                                        25,400           134,997*
                                                                             -----------
                                                                                 524,151

NON-FERROUS METALS 2.22%
----------------------------------------------------------------------------------------
China Molybdenum Co., Ltd., H shares                           500,000           913,160*
PT International Nickel Indonesia Tbk                          200,000         2,034,716
Sterling Group Ventures, Inc.                                  510,000            35,700*
                                                                             -----------
                                                                               2,983,576

OIL & GAS - INTEGRATED 2.24%
----------------------------------------------------------------------------------------
China Petroleum & Chemical Corp., H shares                   2,000,000         3,016,506

OIL & GAS EXPLORATION & PRODUCTION 2.22%
----------------------------------------------------------------------------------------
Big Sky Energy Corp.                                           201,150            15,086*
Big Sky Energy Corp. (RS)                                      100,000             7,146*@
CNOOC Ltd.                                                   1,500,000         2,554,796
Green Dragon Gas Ltd.                                           62,949           405,392*
                                                                             -----------
                                                                               2,982,420

PAPER PRODUCTS 1.31%
----------------------------------------------------------------------------------------
Nine Dragons Paper Holdings Ltd.                               700,000         1,757,833

PRECIOUS METALS 0.13%
----------------------------------------------------------------------------------------
TVI Pacific, Inc.                                              324,714            40,526*@
TVI Pacific, Inc., 144A                                      1,080,000           134,789*@
                                                                             -----------
                                                                                 175,315

PUBLISHING 0.02%
----------------------------------------------------------------------------------------
Lingo Media Corp.                                               22,642            27,119*

REAL ESTATE COMPANIES 7.52%
----------------------------------------------------------------------------------------
Cheung Kong Holdings Ltd.                                      100,000         1,850,688
China Vanke Co., Ltd., B shares                                800,000         2,077,696
Daying Modern Agricultural Co., Ltd., B shares                       1                 0*
Shimao Property Holdings Ltd.                                  900,000         2,294,699
Shui On Land Ltd.                                              600,000           705,647

See notes to portfolios of investments and notes to financial statements.

66

CHINA REGION OPPORTUNITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 December 31, 2007


COMMON STOCKS                                                   SHARES             VALUE

REAL ESTATE COMPANIES (CONT'D)
----------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.                                   150,000       $ 3,181,952
                                                                             -----------
                                                                              10,110,682

RETAIL 0.00%
----------------------------------------------------------------------------------------
China First Pencil Co., Ltd., B shares                               1                 2

SCHOOLS 1.69%
----------------------------------------------------------------------------------------
MegaStudy Co., Ltd.                                              8,000         2,264,793

SHIPBUILDING 0.63%
----------------------------------------------------------------------------------------
Samsung Heavy Industries Co., Ltd.                              20,000           844,114*

SILVER MINING 1.57%
----------------------------------------------------------------------------------------
Silvercorp Metals, Inc.                                        223,200         2,107,207

TRANSPORTATION 2.78%
----------------------------------------------------------------------------------------
China COSCO Holdings Co., Ltd., H shares                       600,000         1,654,461
China Shipping Container Lines Co., H shares                 1,500,000           883,021
Cosco Corp. (Singapore) Ltd.                                   300,000         1,202,955
                                                                             -----------
                                                                               3,740,437

TRAVEL SERVICES 1.47%
----------------------------------------------------------------------------------------
China Travel International Investment Hong Kong Ltd.         3,000,000         1,977,658

----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                          123,845,052
----------------------------------------------------------------------------------------
  (cost $98,631,087)

EXCHANGE-TRADED FUNDS 1.26%

iShares Silver Trust                                            10,650         1,565,231*
streetTRACKS Gold Trust                                          1,500           123,690*

----------------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS                                                    1,688,921
----------------------------------------------------------------------------------------
  (cost $1,691,038)

WARRANTS 0.00%

METAL - COPPER 0.00%
----------------------------------------------------------------------------------------
Verona Development Corp., Warrants (April 2008)
  (cost $0)                                                    400,000                 0*@

----------------------------------------------------------------------------------------
TOTAL SECURITIES                                                             125,533,973
----------------------------------------------------------------------------------------
  (cost $100,322,125)

See notes to portfolios of investments and notes to financial statements.

                                                                  67

CHINA REGION OPPORTUNITY FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                December 31, 2007


                                                             PRINCIPAL
REPURCHASE AGREEMENTS 3.13%                                    AMOUNT           VALUE
Joint Tri-Party Repurchase Agreement, Bear Stearns,
  12/31/07, 1.25%, due 01/02/08, repurchase price
  $1,558,781, collateralized by U.S. Treasury securities
  held in a joint tri-party account (cost $1,558,673)       $1,558,673       $ 1,558,673
Joint Tri-Party Repurchase Agreement, Merrill Lynch,
  12/31/07, 1.00%, due 01/02/08, repurchase price
  $2,649,429, collateralized by U.S. Treasury securities
  held in a joint tri-party account (cost $2,649,429)        2,649,429         2,649,429

----------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                    4,208,102
----------------------------------------------------------------------------------------
  (cost $4,208,102)

----------------------------------------------------------------------------------------
TOTAL INVESTMENTS 96.54%                                                     129,742,075
----------------------------------------------------------------------------------------
  (cost $104,530,227)
Other assets and liabilities, net 3.46%                                        4,649,041
                                                                             -----------

NET ASSETS 100%                                                             $134,391,116
                                                                            ------------

See notes to portfolios of investments and notes to financial statements.

GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2007


COMMON STOCKS 85.65%                                          SHARES                VALUE
AGRICULTURAL CHEMICALS & FERTILIZERS 5.94%
-----------------------------------------------------------------------------------------
Agrium, Inc.                                                 355,000       $   25,634,550
Monsanto Co.                                                 175,000           19,545,750
Potash Corporation of Saskatchewan, Inc.                     252,500           36,351,054
Spur Ventures, Inc.                                          386,000              225,333*
Terra Industries, Inc.                                       200,000            9,552,000*
The Mosaic Co.                                               100,000            9,434,000*
                                                                           --------------
                                                                              100,742,687

ALUMINUM 0.26%
-----------------------------------------------------------------------------------------
Global Alumina Products Corp.                              2,191,000            4,382,000*

BUILDING MATERIALS & CONSTRUCTION 1.25%
-----------------------------------------------------------------------------------------
Chicago Bridge & Iron Company N.V.                           350,000           21,154,000

COAL 4.38%
-----------------------------------------------------------------------------------------
Bounty Industries Ltd.                                    22,000,000            1,637,933*+
China Coal Energy Co., H shares                            5,000,000           15,743,033
Coalcorp Mining, Inc.                                      1,490,661            3,195,720*
PT Bumi Resources Tbk                                     35,000,000           22,086,768
Western Canadian Coal Corp., 144A                          3,402,600            5,205,528*
Yanzhou Coal Mining Co., Ltd., H shares                    5,200,000           10,270,485
Yanzhou Coal Mining Co., Ltd., Sponsored ADR                 165,000           16,014,900
                                                                           --------------
                                                                               74,154,367

DATA PROCESSING & SOFTWARE 0.00%
-----------------------------------------------------------------------------------------
Stockgroup Information Systems, Inc.                         157,000               89,490*

DIAMOND MINING & EXPLORATION 0.14%
-----------------------------------------------------------------------------------------
Diagem, Inc.                                                 300,400              222,227*
Diamond Fields International Ltd.                            112,000               11,273*
Diamond Fields International Ltd., 144A                    9,000,000              905,843*
Diamonds North Resources Ltd.                                 75,000               56,615*
Rockwell Diamonds, Inc., 144A                                950,000              583,262*
Vaaldiam Resources Ltd.                                      994,001              530,241*
                                                                           --------------
                                                                                2,309,461

DIVERSIFIED CHEMICALS 0.07%
-----------------------------------------------------------------------------------------
FMC Corp.                                                     21,700            1,183,735


See notes to portfolios of investments and notes to financial statements.

                                                                  69

GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2007


COMMON STOCKS                                                 SHARES                VALUE
FINANCIAL SERVICES 0.68%
-----------------------------------------------------------------------------------------
GMP Capital Trust                                            422,500       $   10,503,498
Jovian Capital Corp.                                       1,038,100              992,597*
                                                                           --------------
                                                                               11,496,095

FOOD & BEVERAGES 0.14%
-----------------------------------------------------------------------------------------
CoolBrands International, Inc.                             2,684,200            2,431,463*

FORESTRY 0.85%
-----------------------------------------------------------------------------------------
Sino-Forest Corp., 144A                                      200,000            4,315,837*
Sino-Forest Corp., Class A                                   469,500           10,131,428*
                                                                           --------------
                                                                               14,447,265

GENERAL METAL & MINERAL MINING 10.05%
-----------------------------------------------------------------------------------------
African Copper plc                                         1,530,000            1,991,122*
Altius Minerals Corp.                                        100,000            2,898,697*
Baja Mining Corp.                                          1,654,850            3,031,380*
BHP Billiton Ltd., Sponsored ADR                             310,000           21,712,400
Blue Pearl Mining Ltd.                                       260,000            4,443,460*
Calibre Mining Corp.                                         807,600              276,367*
Cleveland-Cliffs, Inc.                                       192,205           19,374,264
Companhia Vale do Rio Doce, ADR                              620,000           20,255,400
Consolidated Thompson Iron Mines Ltd.                      1,847,273           11,880,705*
Crowflight Minerals, Inc.                                  1,119,000              687,021*
Dia Bras Exploration, Inc.                                 1,221,800              934,596*
European Nickel plc                                          685,782              681,273*
Investika Ltd.                                               701,100            2,192,973*
Jabiru Metals Ltd.                                         2,972,300            3,384,469*
JNR Resources, Inc.                                        1,245,300            2,431,566*
Minefinders Corp., Ltd.                                      404,134            4,563,820*
Mines Management, Inc.                                       262,970              896,728*
Mirabela Nickel Ltd.                                       1,280,000            7,601,027*
North American Tungsten Corp., Ltd.                          245,000              320,568*
Pacifica Resources Ltd.                                      500,000              133,360*
Red Dragon Resources Corp.                                 3,895,000            1,372,100*+
Revett Minerals, Inc.                                      5,048,000            4,369,463*+
Rio Tinto plc, Sponsored ADR                                 105,500           44,299,450
Savant Explorations Ltd.                                      54,191               15,545*
Sterling Group Ventures, Inc.                                524,700               36,729*
Terrane Metals Corp.                                       2,337,000              917,347*
Thompson Creek Metals Co., Inc.                              374,200            6,395,165*
Titanium Resources Group Ltd.                              1,000,000            1,549,743*
Toledo Mining Corp., plc                                     306,200            1,627,399*
                                                                           --------------
                                                                              170,274,137


See notes to portfolios of investments and notes to financial statements.

70

GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2007


COMMON STOCKS                                                 SHARES                VALUE
GOLD & COPPER MINING 6.11%
-----------------------------------------------------------------------------------------
Continental Minerals Corp.                                 1,026,227       $    1,649,635*
European Minerals Corp.                                    1,503,250            2,148,473*
Fortress Minerals Corp.                                      663,100              880,974*
Freeport-McMoRan Copper & Gold, Inc.                         340,000           34,829,600
Global Copper Corp.                                          920,000            5,555,835*
Inmet Mining Corp.                                           374,100           30,329,379
Ivanhoe Mines Ltd.                                           302,200            3,284,948*
Los Andes Copper Ltd.                                      1,750,000              968,748*
Northern Dynasty Minerals Ltd.                             1,209,000           15,892,044*
Northern Dynasty Minerals Ltd., 144A                         250,000            3,286,196*
Suramina Resources, Inc.                                   1,171,700            1,533,098*
Taseko Mines Ltd.                                            614,000            3,194,988*
                                                                           --------------
                                                                              103,553,918

GOLD MINING 2.49%
-----------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                       31,900            1,742,697
Canadian Gold Hunter Corp.                                 1,061,000            1,484,364*
Central Sun Mining, Inc.                                      85,714              101,799*
Century Mining Corp.                                         225,911               63,666*
Chesapeake Gold Corp.                                        500,000            4,146,746*
Corona Gold Ltd.                                              50,000                  438*@
Crystallex International Corp.                               155,000              353,400*
GBS Gold International, Inc.                                  25,700               33,627*
Kinross Gold Corp.                                            27,184              500,697*
Medoro Resources Ltd.                                        830,514              334,362*
Metallica Resources, Inc.                                    250,000            1,343,667*
Nautilus Minerals, Inc.                                      380,000            1,434,251*
Olympus Pacific Minerals, Inc.                               375,000              169,845*
Peak Gold Ltd.                                             8,856,214            5,348,224*
Planet Exploration, Inc.                                     160,000               78,909*
QGX Ltd.                                                     378,700            1,139,664*
Red Back Mining, Inc.                                        788,780            5,628,756*
Red Back Mining, Inc., 144A                                  385,000            2,747,370*
Reunion Gold Corp.                                           588,800              752,630*
Rusoro Mining Ltd.                                           159,700              257,179*
Rusoro Mining Ltd., 144A                                     433,333              697,834*
Silk Road Resources Ltd.                                     240,000              259,675*
TVI Pacific, Inc.                                          3,867,428              482,674*@
TVI Pacific, Inc., 144A                                    2,000,000              249,610*@
Virginia Gold Mines, Inc.                                    215,100            1,751,456*
X-Cal Resources Ltd.                                         412,500               76,808*
Yamana Gold, Inc.                                            854,652           11,087,982
                                                                           --------------
                                                                               42,268,330


See notes to portfolios of investments and notes to financial statements.

                                                                  71

GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2007


COMMON STOCKS                                                 SHARES                VALUE
GOLD/MINERAL ROYALTY COMPANIES 0.04%
-----------------------------------------------------------------------------------------
Aberdeen International, Inc.                               1,256,250       $      695,422*

INDEPENDENT POWER PRODUCERS 0.80%
-----------------------------------------------------------------------------------------
Reliant Energy, Inc.                                         520,000           13,644,800*

OIL & GAS - INTEGRATED 11.13%
-----------------------------------------------------------------------------------------
ConocoPhillips                                               210,000           18,543,000
Hess Corp.                                                   100,000           10,086,000
Marathon Oil Corp.                                           655,000           39,863,300
Occidental Petroleum Corp.                                   595,000           45,809,050
Petroleo Brasileiro S.A., ADR                                569,000           54,749,180
Suncor Energy, Inc.                                          180,000           19,571,400
                                                                           --------------
                                                                              188,621,930

OIL & GAS DRILLING 4.48%
-----------------------------------------------------------------------------------------
Atwood Oceanics, Inc.                                        150,000           15,036,000*
Diamond Offshore Drilling, Inc.                              160,200           22,748,400
Noble Corp.                                                  290,000           16,387,900
Transocean, Inc.                                             130,000           18,609,500*
Xtreme Coil Drilling Corp.                                   400,000            3,196,618*
                                                                           --------------
                                                                               75,978,418

OIL & GAS EQUIPMENT & SERVICES 13.35%
-----------------------------------------------------------------------------------------
Acergy S.A.                                                  580,000           12,766,954
Cameron International Corp.                                  505,000           24,305,650*
Core Laboratories N.V.                                       177,500           22,137,800*
FMC Technologies, Inc.                                       430,000           24,381,000*
Hornbeck Offshore Services, Inc.                             315,000           14,159,250*
McDermott International, Inc.                                995,000           58,734,850*
Oceaneering International, Inc.                              332,500           22,393,875*
Petrowest Energy Services Trust                              125,000              327,110
Schlumberger Ltd.                                            370,000           36,396,900
Sevan Marine ASA                                             707,700           10,584,193*
                                                                           --------------
                                                                              226,187,582

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 6.70%
-----------------------------------------------------------------------------------------
Abraxas Petroleum Corp.                                    1,025,000            3,956,500*
ATP Oil & Gas Corp.                                          225,000           11,371,500*
Bankers Petroleum Ltd.                                     1,600,000            1,401,037*
Bayou Bend Petroleum Ltd.                                    300,000              163,052*
Big Sky Energy Corp.                                       3,409,150              255,686*
Big Sky Energy Corp. (RS)                                  1,400,000              100,045*@
Birchcliff Energy Ltd.                                     1,104,800            8,128,517*


See notes to portfolios of investments and notes to financial statements.

72

GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2007


COMMON STOCKS                                                 SHARES                VALUE

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR (CONT'D)
-----------------------------------------------------------------------------------------
Cano Petroleum, Inc.                                       1,371,300       $    9,448,257*
Coastal Energy Co.                                         2,032,500            8,898,773*
Energy XXI Bermuda Ltd.                                      419,000            2,000,725*
Exile Resources, Inc.                                      2,100,000              216,647*+
Foothills Resources, Inc.                                     12,000                9,720*
Foothills Resources, Inc. (RS)                             1,266,667              963,934*@
Gran Tierra Energy, Inc.                                   3,950,675           10,350,768*
Green Dragon Gas Ltd.                                        828,831            5,337,672*
Ivory Energy, Inc.                                         4,603,166            2,965,151*+
Legacy Energy LLC, 144A (RS)                               2,631,580            7,236,845@
Pacific Stratus Energy Ltd.                                  600,000            7,403,754*
Pearl Exploration and Production Ltd.                      1,550,400            4,057,209*
Petro Rubiales Energy Corp.                               12,295,211           17,943,794*
Royalite Petroleum Co., Inc.                                  33,000               11,550*+
Royalite Petroleum Co., Inc. (RS)                          2,233,333              665,533*@+
Silverwing Energy, Inc.                                    1,075,000              205,576*
Tyner Resources Ltd.                                         850,000               98,385*
Verona Development Corp.                                     658,800              102,777*
White Nile Ltd.                                           13,116,058           10,228,408*
                                                                           --------------
                                                                              113,521,815

OIL & GAS EXPLORATION & PRODUCTION - SENIOR 6.97%
-----------------------------------------------------------------------------------------
Addax Petroleum Corp.                                        275,000           11,887,927
Apache Corp.                                                 205,000           22,045,700
Denbury Resources, Inc.                                      575,000           17,106,250*
Devon Energy Corp.                                           200,000           17,782,000
Goodrich Petroleum Corp.                                     444,600           10,056,852*
Nexen, Inc.                                                  100,000            3,230,098
Noble Energy, Inc.                                           365,000           29,024,800
Petrobank Energy & Resources Ltd.                            120,000            7,031,755*
                                                                           --------------
                                                                              118,165,382

OIL & GAS REFINING & MARKETING 3.03%
-----------------------------------------------------------------------------------------
Alon USA Energy, Inc.                                        445,000           12,095,100
BA Energy, Inc. (RS)                                         421,100            2,966,836*@
Holly Corp.                                                  300,000           15,267,000
Valero Energy Corp.                                          300,000           21,009,000
                                                                           --------------
                                                                               51,337,936

OIL & GAS ROYALTY TRUST 0.44%
-----------------------------------------------------------------------------------------
Canadian Oil Sands Trust                                      65,200            2,540,277
Harvest Energy Trust                                         240,000            4,983,342
                                                                           --------------
                                                                                7,523,619

See notes to portfolios of investments and notes to financial statements.

                                                                  73

GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2007


COMMON STOCKS                                                 SHARES                VALUE
PLATINUM GROUP METALS 2.07%
-----------------------------------------------------------------------------------------
Anooraq Resources Corp.                                      735,000       $    3,388,153*
Aquarius Platinum Ltd.                                        20,586              235,182
Beartooth Platinum Corp.                                   2,657,500              267,475*
Eastern Platinum Ltd.                                     10,100,600           29,176,913*
Osmium Holdings S.A. (RS)                                        104               10,400*@
Platinum Group Metals Ltd.                                   492,700            1,963,758*
                                                                           --------------
                                                                               35,041,881

SILVER MINING 0.90%
-----------------------------------------------------------------------------------------
Silvercorp Metals, Inc.                                    1,613,080           15,228,917

STEEL MANUFACTURING 1.39%
-----------------------------------------------------------------------------------------
Companhia Siderurgica Nacional S.A., Sponsored ADR           120,000           10,748,400
POSCO, ADR                                                    85,000           12,784,850
                                                                           --------------
                                                                               23,533,250

SUGAR/ETHANOL 0.19%
-----------------------------------------------------------------------------------------
Infinity Bio-Energy Ltd.                                     682,400            3,156,100*

TRANSPORTATION 1.33%
-----------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                            15,000            1,248,450
DryShips, Inc.                                                15,000            1,161,000
Golden Ocean Group Ltd.                                    1,500,000            9,192,343
Tidewater, Inc.                                              200,000           10,972,000
                                                                           --------------
                                                                               22,573,793

URANIUM 0.47%
-----------------------------------------------------------------------------------------
Paladin Resources Ltd.                                     1,270,000            7,401,037*
UMC Energy plc                                             1,000,000              283,126*
Uranium North Resources Corp.                                 34,666               17,446*
Western Prospector Group Ltd.                                188,100              189,321*
                                                                           --------------
                                                                                7,890,930

-----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                         1,451,588,723
-----------------------------------------------------------------------------------------
  (cost $1,146,831,355)

PREFERRED STOCK 0.24%

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 0.24%
-----------------------------------------------------------------------------------------
Trident Resources Corp., Series B, Preferred Stock
  (RS) (cost $5,000,000)                                      80,000            4,050,000*@


See notes to portfolios of investments and notes to financial statements.

74

GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                 December 31, 2007

EXCHANGE-TRADED FUND 0.45%                                    SHARES                VALUE
United States Oil Fund, L.P.                                 100,000       $    7,575,000*
  (cost $7,234,482)

WARRANTS 5.94%

COAL 0.02%
-----------------------------------------------------------------------------------------
Bounty Industries Ltd., Warrants (December 2011)           5,500,000               33,722*
Coalcorp Mining, Inc., Warrants (February 2011)            1,188,071              269,051*
Coalcorp Mining, Inc., Warrants (August 2011)                892,928              107,847*
Western Canadian Coal Corp., 144A, Warrants
  (June 2012)                                                425,000                    0*@
                                                                           --------------
                                                                                  410,620

DIAMOND MINING & EXPLORATION 0.00%
-----------------------------------------------------------------------------------------
Rockwell Diamonds, Inc., Warrants (November 2008)            950,000                    0*@

GENERAL METAL & MINERAL MINING 0.21%
-----------------------------------------------------------------------------------------
Baja Mining Corp., Warrants (April 2008)                   1,055,500              605,541*@
Baja Mining Corp., Warrants (April 2009)                      61,770               55,954*
Blue Pearl Mining Ltd., Warrants (October 2011)              130,000            1,380,404*
Calibre Mining Corp., Warrants (January 2008)                187,500                    0*@
Farallon Resources Ltd., Warrants (November 2008)          3,000,000              301,948*@
Mines Management, Inc., Warrants (April 2012)                140,000              231,000*
Red Dragon Resources Corp., Warrants (June 2008)           1,860,000                    0*@
Selwyn Resources Ltd., Warrants (March 2008)                 125,000                    0*@
Stingray Copper, Inc., Warrants (April 2009)               1,000,000              130,844*
Terrane Metals Corp., Warrants (November 2008)               606,000                    0*@
Terrane Metals Corp., Warrants (June 2012)                   562,500              104,738*
Thompson Creek Metals Co., Inc., Warrants
  (October 2011)                                              72,591              770,807*
                                                                           --------------
                                                                                3,581,236

GOLD & COPPER MINING 0.14%
-----------------------------------------------------------------------------------------
Continental Minerals Corp., Warrants (February 2008)         356,060                    0*@
European Minerals Corp., Warrants (December 2008)            219,125              154,383*
European Minerals Corp., Warrants (April 2010)               950,000              764,934*
European Minerals Corp., Warrants (March 2011)               665,000              501,987*
Los Andes Copper Ltd., Warrants (February 2008)            1,750,000                    0*@
New Gold, Inc., Warrants (June 2017)                         700,000              937,044*
                                                                           --------------
                                                                                2,358,348

GOLD MINING 2.30%
-----------------------------------------------------------------------------------------
Central Sun Mining, Inc., Warrants (November 2008)           300,000                4,529*
Chesapeake Gold Corp., Warrants (February 2012)               96,178              402,698*
Goldcorp, Inc., Warrants (June 2011)                       1,463,766           14,732,871*
IAMGOLD Corp., Warrants (August 2008)                        353,680              249,183*


See notes to portfolios of investments and notes to financial statements.

                                                                  75

GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2007


WARRANTS                                                      SHARES                VALUE

GOLD MINING (CONT'D)
-----------------------------------------------------------------------------------------
Kinross Gold Corp., Warrants (September 2011)                109,400       $      309,410*
Metallica Resources, Inc., Warrants (December 2008)          259,000              623,028*
Peak Gold Ltd., Warrants (April 2012)                      1,389,500              265,719*
Rusoro Mining Ltd., Warrants (November 2011)                 216,667                    0*@
Yamana Gold. Inc., Warrants (May 2008)                     1,595,081            8,219,833*
Yamana Gold, Inc., Warrants (November 2008)                2,301,112           12,344,549*
Yamana Gold, Inc., Warrants (February 2010)                  723,643            1,806,285*
                                                                           --------------
                                                                               38,958,105

GOLD/MINERAL ROYALTY COMPANIES 0.00%
-----------------------------------------------------------------------------------------
Aberdeen International, Inc., Warrants (July 2012)           500,000                    0*@

OIL & GAS DRILLING 0.08%
-----------------------------------------------------------------------------------------
Vantage Energy Services, Warrants (May 2011)               1,000,000            1,300,000*

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 0.61%
-----------------------------------------------------------------------------------------
Bankers Petroleum Ltd., Warrants (November 2009)           2,954,600              892,134*
Coastal Energy Co., Warrants (July 2010)                   1,000,000                    0*@
Energy XXI Bermuda Ltd., Warrants (October 2009)             790,000              750,500*
Exile Resources, Inc., Warrants (May 2008)                 1,050,000                    0*@
Foothills Resources, Inc., Warrants (September 2011)
  (RS)                                                       633,334                    0*@
Gran Tierra Energy, Inc., Warrants (June 2011)             1,550,000            2,433,500*@
Ivory Energy, Inc., Warrants (February 2008)               2,499,916                    0*@
Ivory Energy, Inc., Warrants (December 2008)                 650,000                    0*@
Pacific Stratus Energy Ltd., Warrants (July 2008)            748,000            6,218,590*@
Petro Rubiales Energy Corp., Warrants (July 2012)              9,000                4,982*
Royalite Petroleum Co., Inc., Warrants
  (January 2008) (RS)                                        675,000                    0*@
Royalite Petroleum Co., Inc., Warrants
  (February 2008) (RS)                                       441,667                    0*@
Silverwing Energy, Inc., Warrants (February 2008)          1,075,000               37,869*
Trident Resources Corp., Warrants (March 2013) (RS)           80,000                    0*@
                                                                           --------------
                                                                               10,337,575

PLATINUM GROUP METALS 0.08%
-----------------------------------------------------------------------------------------
Eastern Platinum Ltd., Warrants (April 2008)                 356,200              394,364*
Eastern Platinum Ltd., Warrants (March 2009)                 900,000              942,076*
                                                                           --------------
                                                                                1,336,440

SILVER MINING 2.39%
-----------------------------------------------------------------------------------------
Silver Wheaton Corp., Warrants (August 2009)               6,579,070           17,746,372*
Silver Wheaton Corp., Warrants (November 2009)             4,193,020           10,297,387*
Silver Wheaton Corp., Warrants (December 2010)             1,385,840           12,414,047*
                                                                           --------------
                                                                               40,457,806


See notes to portfolios of investments and notes to financial statements.

76

GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2007


WARRANTS                                                      SHARES                VALUE
URANIUM 0.11%
-----------------------------------------------------------------------------------------
Denison Mines Corp., Warrants (March 2011)                   220,400       $    1,952,111*

-----------------------------------------------------------------------------------------
TOTAL WARRANTS                                                                100,692,241
-----------------------------------------------------------------------------------------
  (cost $55,928,619)

SPECIAL WARRANTS 0.46%

GOLD MINING 0.36%
-----------------------------------------------------------------------------------------
Peak Gold Ltd., Special Warrants (RS)                     10,200,000            6,159,730*@

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 0.09%
-----------------------------------------------------------------------------------------
Govi HighPower Exploration, Special Warrants (RS)            750,000            1,500,000@

PLATINUM GROUP METALS 0.01%
-----------------------------------------------------------------------------------------
Ivanhoe Nickel and Platinum Ltd., Special Warrants
  (RS)                                                        12,500               71,008*@

-----------------------------------------------------------------------------------------
TOTAL SPECIAL WARRANTS                                                          7,730,738
-----------------------------------------------------------------------------------------
  (cost $9,305,787)

UNITS 0.30%

GOLD MINING 0.30%
-----------------------------------------------------------------------------------------
Rusoro Mining Ltd., Units (RS)
  (cost $7,712,712)                                        3,150,000            5,072,719*@

PURCHASED OPTIONS 2.33%                                    CONTRACTS

AGRICULTURAL CHEMICALS & FERTILIZERS 0.18%
-----------------------------------------------------------------------------------------
Monsanto Co., Strike Price 100, Call, Expiration
  Jan. 2009 (premium $1,350,200)                                 550            1,584,000
Potash Corporation of Saskatchewan, Inc., Strike
  Price 130, Call, Expiration Jun. 2009
  (premium $1,091,500)                                           500            1,460,000
                                                                           --------------
                                                                                3,044,000

EXCHANGE-TRADED FUNDS 1.11%
-----------------------------------------------------------------------------------------
Energy Select Sector SPDR Fund, Strike Price 75,
  Call, Expiration March 2008 (premium $15,108,049)           25,250           18,811,250



See notes to portfolios of investments and notes to financial statements.

                                                                  77

GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2007


PURCHASED OPTIONS                                          CONTRACTS                VALUE
GOLD MINING 0.19%
-----------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd. Strike Price 35, Call,
  Expiration Jan. 2009 (premium $2,744,600)                    1,368       $    3,173,760

OIL & GAS - INTEGRATED 0.37%
-----------------------------------------------------------------------------------------
ConocoPhillips, Strike Price 85, Call, Expiration
  Jan. 2009 (premium $1,117,900)                               1,050            1,412,250
Exxon Mobil Corp., Strike Price 90, Call, Expiration
  Jan. 2009 (premium $1,260,500)                               1,000            1,340,000
Hess Corp., Strike Price 90, Call, Expiration
  Jan. 2009 (premium $1,198,011)                                 588            1,458,240
Marathon Oil Corp., Strike Price 60, Call, Expiration
  Jan. 2009 (premium $506,403)                                   534              560,700
Occidental Petroleum Corp., Strike Price 70, Call,
  Expiration Jan. 2009 (premium $1,243,000)                    1,000            1,515,000
                                                                           --------------
                                                                                6,286,190

OIL & GAS DRILLING 0.14%
-----------------------------------------------------------------------------------------
Transocean, Inc., Strike Price 140, Call, Expiration
  Jan. 2009 (premium $1,884,670)                               1,000            2,460,000

OIL & GAS EQUIPMENT & SERVICES 0.34%
-----------------------------------------------------------------------------------------
Oil Service Holders, Strike Price 190, Call,
  Expiration Apr. 2008 (premium $4,520,125)                    3,000            4,305,000
Schlumberger Ltd., Strike Price 100, Call, Expiration
  Jan. 2009 (premium $1,370,500)                               1,000            1,450,000
                                                                           --------------
                                                                                5,755,000

-----------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                        39,530,200
-----------------------------------------------------------------------------------------
  (cost $33,395,458)

RIGHTS 0.03%                                                  SHARES

GOLD MINING 0.03%
-----------------------------------------------------------------------------------------
Chesapeake Gold Corp., Series 1, Class A, Rights (RS)         20,135              550,012*@
  (cost $313,947)


See notes to portfolios of investments and notes to financial statements.

78

GLOBAL RESOURCES FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2007

                                                          PRINCIPAL
CONVERTIBLE DEBENTURE 0.34%                                AMOUNT                   VALUE
GOLD & COPPER MINING 0.34%
-----------------------------------------------------------------------------------------
New Gold, Inc., 10.00%, maturity 6/28/17
  (cost $6,539,611)                                      $ 7,000,000       $    5,812,490*@

NOTES 0.35%

COAL 0.35%
-----------------------------------------------------------------------------------------
Coalcorp Mining, Inc., 12.00%, maturity 8/31/11            2,999,000            2,927,774@
Western Canadian Coal Corp., 7.50%, maturity 3/24/11       4,000,000            2,959,086@

-----------------------------------------------------------------------------------------
TOTAL NOTES                                                                     5,886,860
-----------------------------------------------------------------------------------------
  (cost $6,072,403)

-----------------------------------------------------------------------------------------
TOTAL SECURITIES                                                            1,628,488,983
-----------------------------------------------------------------------------------------
  (cost $1,278,334,374)

REPURCHASE AGREEMENTS 3.03%

Joint Tri-Party Repurchase Agreement, Bear Stearns,
  12/31/07, 1.25%, due 01/02/08, repurchase price
  $19,033,540, collateralized by U.S. Treasury
  securities held in a joint tri-party account
  (cost $19,032,218)                                      19,032,218           19,032,218
Joint Tri-Party Repurchase Agreement, Merrill Lynch,
  12/31/07, 1.00%, due 01/02/08, repurchase price
  $32,352,696, collateralized by U.S. Treasury
  securities held in a joint tri-party account
  (cost $32,350,899)                                      32,350,899           32,350,899

-----------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                    51,383,117
-----------------------------------------------------------------------------------------
  (cost $51,383,117)

-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.12%                                                    1,679,872,100
-----------------------------------------------------------------------------------------
  (cost $1,329,717,491)
Other assets and liabilities, net 0.88%                                        14,956,001
                                                                           --------------

NET ASSETS 100%                                                            $1,694,828,101
                                                                           --------------


See notes to portfolios of investments and notes to financial statements.

WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2007


COMMON STOCKS 61.89%                                        SHARES                VALUE
DATA PROCESSING & SOFTWARE 0.06%
------------------------------------------------------------------------------------------
Stockgroup Information Systems, Inc.                     1,016,000       $      612,880*

DIAMOND MINING & EXPLORATION 1.34%
------------------------------------------------------------------------------------------
Diagem, Inc.                                               358,350              265,097*
Diamond Fields International Ltd.                        1,932,000              194,454*
Diamonds North Resources Ltd.                            2,850,400            2,151,678*
Harry Winston Diamond Corp.                                 87,000            2,841,478
Metalex Ventures Ltd.                                      191,000               64,400*
Olivut Resources Ltd.                                      600,000              564,642*
Rockwell Diamonds, Inc.                                    108,800               66,799*
Rockwell Diamonds, Inc., 144A                            2,575,000            1,580,947*
Shore Gold, Inc.                                         1,091,500            5,064,481*
Tahera Diamond Corp.                                       275,000               22,143*
Vaaldiam Resources Ltd.                                  1,137,999              607,055*
                                                                         --------------
                                                                             13,423,174

FINANCIAL SERVICES 1.04%
------------------------------------------------------------------------------------------
GMP Capital Trust                                          344,800            8,571,848
Jovian Capital Corp.                                     1,960,100            1,874,183*
                                                                         --------------
                                                                             10,446,031

GOLD/MINERAL EXPLORATION & DEVELOPMENT 18.00%
------------------------------------------------------------------------------------------
African Gold Group, Inc.                                 1,030,900            1,006,465*
Africo Resources Ltd.                                       26,228               47,517*
Alexis Minerals Corp.                                       74,000               58,839*
Amarc Resources Ltd.                                       688,545              346,507*
Amerix Precious Metals Corp.                               729,275              271,583*
Andean Resources Ltd.                                    3,917,500            7,686,198*
Andina Minerals, Inc.                                      449,100            2,079,271*
Atikwa Minerals Corp.                                    3,012,333              250,131*+
AuEx Ventures, Inc.                                         98,100              201,423*
Aurelian Resources, Inc.                                   413,200            3,185,659*
Bendigo Mining NL                                        1,500,000              440,140*
Brazauro Resources Corp.                                 1,377,000              776,126*
Canadian Gold Hunter Corp.                                 925,400            1,294,657*
Candente Resource Corp.                                    291,300              551,199*
Carnavale Resources Ltd.                                 2,348,857            1,851,627*+
Carnavale Resources Ltd. (RS)                            1,000,000            1,233,267*@+
Carpathian Gold, Inc.                                    1,155,300              546,516*
Central African Gold plc                                   590,000              328,228*
Chesapeake Gold Corp.                                    1,092,549            9,061,047*
Continental Minerals Corp.                                 753,946            1,214,145*
Continental Precious Minerals, Inc.                        184,000              314,831*
Coral Gold Resources Ltd.                                  218,000              136,037*


See notes to portfolios of investments and notes to financial statements.

80

WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2007


COMMON STOCKS                                               SHARES                VALUE

GOLD/MINERAL EXPLORATION & DEVELOPMENT (CONT'D)
-----------------------------------------------------------------------------------------
Corona Gold Ltd.                                           812,500       $        7,117*@
Corriente Resources, Inc., Class A                         593,200            3,230,046*
Dumont Nickel, Inc.                                      2,806,500              225,978*
Eastmain Resources, Inc.                                   618,000              447,849*
ECU Silver Mining, Inc.                                  1,100,000            2,402,496*
Entree Gold, Inc.                                        1,015,000            2,564,189*
Erdene Gold, Inc.                                          681,500              761,376*
European Minerals Corp.                                  2,647,300            3,756,925*
EXMIN Resources, Inc.                                    1,119,000              399,824*
EXMIN Resources, Inc., 144A                              1,000,000              357,305*
Farallon Resources Ltd.                                    705,000              496,704*
First Point Minerals Corp.                               2,158,000              266,071*
Fortress Minerals Corp.                                    460,900              612,338*
Frontier Pacific Mining Corp.                            1,439,500            1,086,634*
Gabriel Resources Ltd.                                   1,239,800            2,458,262*
Gold Summit Corp.                                          448,000               60,873*
Golden Odyssey Mining, Inc.                              1,786,000              251,663*
Grandview Gold, Inc.                                     1,443,000              914,992*
Great Basin Gold Ltd.                                    2,281,000            6,083,891*
Greystar Resources Ltd.                                    408,100            2,587,721*
Guyana Goldfields, Inc.                                    150,500            1,098,208*
Hainan Mining Corp. (RS)                                 2,018,700            2,727,381@
Inca Pacific Resources, Inc.                               216,700              362,057*
International Minerals Corp.                             1,034,100            6,057,533*
Ivanhoe Mines Ltd.                                         729,900            7,934,095*
KazakhGold Group Ltd., GDR                                   1,818               46,813*
Kings Minerals NL                                       15,200,000            8,520,755*
Lake Shore Gold Corp.                                      632,000            1,113,180*
Latitude Resources plc                                   2,940,000              204,447*
Laurion Mineral Exploration, Inc.                          117,000               18,253*
Leyshon Resources Ltd.                                   2,245,000            1,126,271*
Linear Gold Corp.                                        1,116,700            2,652,521*
Marengo Mining Ltd.                                      1,100,000              342,039*
Medoro Resources Ltd.                                      710,942              286,223*
Metallic Ventures Gold, Inc.                             1,341,300            2,970,017*
Mindoro Resources Ltd.                                   1,841,000            1,111,771*
Mindoro Resources Ltd., 144A                             1,500,000              905,843*
Minefinders Corp., Ltd.                                    864,766            9,765,663*
Mirasol Resources Ltd.                                     215,000              162,297*
Moss Lake Gold Mines Ltd.                                3,122,000            1,209,773*+
Moto Goldmines Ltd.                                        475,000            1,745,005*
Moydow Mines International, Inc.                           455,000               91,591*
Nautilus Minerals, Inc.                                    242,000              913,391*
New Gold, Inc.                                             114,000              584,959*
New Pacific Metals Corp.                                   581,900            1,171,355*
Northern Dynasty Minerals Ltd.                             864,150           11,359,065*


See notes to portfolios of investments and notes to financial statements.

                                                                  81

WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2007


COMMON STOCKS                                               SHARES                VALUE

GOLD/MINERAL EXPLORATION & DEVELOPMENT (CONT'D)
-----------------------------------------------------------------------------------------
Northern Dynasty Minerals Ltd., 144A                       250,000       $    3,286,196*
OceanaGold Corp.                                           846,000            2,247,939*
Odyssey Resources Ltd.                                   3,824,000              173,197*
Olympus Pacific Minerals, Inc.                           1,519,000              687,988*
Osisko Exploration Ltd.                                    255,000            1,514,267*
Oxus Gold plc                                              200,000              171,862*
Pacific North West Capital Corp.                         1,661,466              602,010*
Pacific Rim Mining Corp.                                 5,248,600            5,619,414*
Paragon Minerals Corp.                                      90,000               89,678*
Pelangio Mines, Inc.                                       891,700            2,441,170*
Planet Exploration, Inc.                                   959,500              473,207*
Platte River Gold U.S., Inc. (RS)                          948,500            2,845,500*@
Premier Gold Mines Ltd.                                    381,900              922,510*
Q2 Gold Resources, Inc. (RS)                               201,333                    0*@
QGX Ltd.                                                   948,200            2,853,523*
Radius Gold, Inc.                                        1,623,700              694,552*
Reunion Gold Corp.                                       2,111,000            2,698,375*+
Romarco Minerals, Inc.                                  14,171,206            3,565,801*+
Rubicon Minerals Corp.                                     169,600              250,930*
San Anton Resource Corp.                                 1,250,200              968,904*
Simberi Mining Corp.                                       806,000               52,730*
Solitario Resources Corp.                                  880,900            4,699,079*
Southwestern Resources Corp.                                20,000               13,084*
St. Andrew Goldfields Ltd.                                 847,549              452,117*
Staccato Gold Resources Ltd.                             3,036,500              748,773*
Stratagold Corp.                                         3,634,400              695,019*
Strongbow Exploration, Inc.                                848,500              409,924*
Terrane Metals Corp.                                     3,628,000            1,424,105*
US Gold Corp.                                            1,509,406            4,628,085*
Verena Minerals Corp.                                    1,755,500              530,069*
VG Gold Corp.                                            5,733,510            1,990,903*+
Victoria Resources Corp.                                   285,000              407,327*
Virginia Gold Mines, Inc.                                  549,000            4,470,243*
Wesdome Gold Mines Ltd.                                    409,200              543,651*
West Timmins Mining, Inc.                                  716,000              648,583*
X-Cal Resources Ltd.                                     4,340,500              808,205*
                                                                         --------------
                                                                            180,963,093

GOLD/MINERAL ROYALTY COMPANIES 1.61%
------------------------------------------------------------------------------------------
Aberdeen International, Inc.                             2,293,500            1,269,614*
Franco-Nevada Corp.                                        215,000            3,278,396*
International Royalty Corp.                                647,450            3,603,642
Royal Gold, Inc.                                           262,100            7,999,292
                                                                         --------------
                                                                             16,150,944


See notes to portfolios of investments and notes to financial statements.

82

WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                   December 31, 2007


COMMON STOCKS                                               SHARES                VALUE
INTERMEDIATE & JUNIOR GOLD PRODUCERS 14.98%
------------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                    265,420       $   14,526,248
Aurizon Mines Ltd.                                         399,100            1,554,544*
Avnel Gold Mining Ltd.                                      19,900                9,013*
Central Sun Mining, Inc.                                   463,999              551,073*
Century Mining Corp.                                     2,954,559              832,647*
Crystallex International Corp.                             856,435            1,955,825*
DRDGOLD Ltd., Sponsored ADR                                  2,500               17,737*
Emperor Mines Ltd.                                       1,030,000               64,055*
GBS Gold International, Inc.                               118,750              155,377*
High River Gold Mines Ltd.                               1,017,900            2,909,603*
IAMGOLD Corp.                                                    1                    8
Jaguar Mining, Inc.                                      2,259,177           27,490,766*
Kingsgate Consolidated Ltd.                                347,776            1,416,469*
Metallica Resources, Inc.                                  526,900            2,831,912*
Nevsun Resources Ltd.                                      100,000              231,493*
Peak Gold Ltd.                                           8,143,760            4,917,977*
Perseverance Corp., Ltd.                                   528,887               90,334*
Randgold Resources Ltd., ADR                             1,560,134           57,927,775
Red Back Mining, Inc.                                    1,094,000            7,806,814*
Red Back Mining, Inc., 144A                                770,000            5,494,741*
Resolute Mining Ltd.                                     1,500,000            2,305,807*
Rusoro Mining Ltd.                                         280,600              451,875*
Rusoro Mining Ltd., 144A                                 1,120,000            1,803,633*
Sino Gold Mining Ltd.                                    1,503,479            9,152,413*
St. Barbara Ltd.                                         1,100,000              751,522*
TVI Pacific, Inc.                                       10,349,428            1,295,338*@
TVI Pacific, Inc., 144A                                  2,291,428              282,304*@
Zhaojin Mining Industry Co., Ltd., H shares                454,100            1,895,699
Zijin Mining Group Co., Ltd., H shares                   1,171,800            1,818,468
                                                                         --------------
                                                                            150,541,470

METAL & MINERAL MINING & EXPLORATION 7.29%
------------------------------------------------------------------------------------------
Amerigo Resources Ltd.                                   1,815,200            4,202,063
AMT International Mining Corp.                           1,000,000               17,110*@
Baja Mining Corp.                                          965,967            1,769,473*
Breakwater Resources Ltd.                                  450,000              779,025*
Calibre Mining Corp.                                     2,348,200              803,571*
Coalcorp Mining, Inc.                                       46,071               98,768*
Dia Bras Exploration, Inc.                               1,304,800              998,086*
European Nickel plc                                        337,927              335,705*
Impact Silver Corp.                                         28,000               48,754*
Independence Group NL                                      493,950            3,859,245
Investika Ltd.                                             273,300              825,347*
Jabiru Metals Ltd.                                       2,000,000            2,277,340*
JNR Resources, Inc.                                        429,500              838,639*


See notes to portfolios of investments and notes to financial statements.

                                                                  83

WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2007


COMMON STOCKS                                               SHARES                VALUE

METAL & MINERAL MINING & EXPLORATION (CONT'D)
-----------------------------------------------------------------------------------------
Linear Metals Corp.                                        806,910       $      958,335*
Lundin Mining Corp.                                        540,000            5,185,044*
Mines Management, Inc.                                     870,930            2,969,678*
North American Tungsten Corp., Ltd.                      1,232,000            1,611,997*
North Arrow Minerals, Inc.                                 176,500               37,306*
Paladin Resources Ltd.                                      50,000              297,368*
Red Hill Energy, Inc.                                      145,000              131,347*
Revett Minerals, Inc.                                    2,904,500            2,514,086*
Silvercorp Metals, Inc.                                  3,330,520           31,443,085
Stingray Copper, Inc.                                      300,000              217,402*
Suramina Resources, Inc.                                 1,178,000            1,541,342*
Taseko Mines Ltd.                                          366,000            1,904,504*
Toledo Mining Corp., plc                                   292,900            1,556,712*
Tyler Resources, Inc.                                    4,474,500            4,413,477*
Uranium North Resources Corp.                              494,201              248,705*
Wallbridge Mining Co., Ltd.                              1,423,500              515,787*
Western Copper Corp.                                        58,900               67,582*
Western Prospector Group Ltd.                              808,600              813,849*
                                                                         --------------
                                                                             73,280,732

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 0.05%
------------------------------------------------------------------------------------------
Big Sky Energy Corp.                                     2,490,750              186,806*
Big Sky Energy Corp. (RS)                                  500,000               35,730*@
Petro Rubiales Energy Corp.                                199,326              290,899*
                                                                         --------------
                                                                                513,435

OIL & GAS EXTRACTION 0.30%
------------------------------------------------------------------------------------------
Pacific Stratus Energy Ltd.                                247,000            3,047,879*

PLATINUM GROUP METALS 7.90%
------------------------------------------------------------------------------------------
Anooraq Resources Corp.                                  3,227,600           14,880,513*
Aquarius Platinum Ltd.                                     330,135            3,761,995
Beartooth Platinum Corp.                                 4,953,500              498,566*
Eastern Platinum Ltd.                                   18,235,225           52,674,849*
Osmium Holdings S.A. (RS)                                      891               89,100*@
Platinum Group Metals Ltd.                                 993,400            3,959,402*
Ridge Mining plc                                         1,603,000            3,567,111*
                                                                         --------------
                                                                             79,431,536

SENIOR GOLD PRODUCERS 9.05%
------------------------------------------------------------------------------------------
AngloGold Ashanti Ltd., Sponsored ADR                       30,000            1,284,300
Barrick Gold Corp.                                          94,574            3,976,837
Freeport-McMoRan Copper & Gold, Inc.                        55,000            5,634,200


See notes to portfolios of investments and notes to financial statements.

84

WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2007


COMMON STOCKS                                               SHARES                VALUE

SENIOR GOLD PRODUCERS (CONT'D)
-----------------------------------------------------------------------------------------
Gold Fields Ltd.                                           240,000       $    3,463,102
Gold Fields Ltd., Sponsored ADR                          1,071,980           15,222,116
Goldcorp, Inc.                                               2,101               71,287
Harmony Gold Mining Co., Ltd., Sponsored ADR               129,900            1,339,269*
Kinross Gold Corp.                                       1,237,517           22,793,579*
Lihir Gold Ltd.                                          1,133,000            3,582,545*
Lihir Gold Ltd., Sponsored ADR                              62,000            1,933,780*
Newmont Mining Corp.                                       100,000            4,883,000
Yamana Gold, Inc.                                        2,070,363           26,793,023
                                                                         --------------
                                                                             90,977,038

WIRELESS EQUIPMENT 0.27%
------------------------------------------------------------------------------------------
Active Control Technology, Inc.                          4,640,000            2,661,970*

------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                         622,050,182
------------------------------------------------------------------------------------------
  (cost $449,080,519)

EXCHANGE-TRADED FUNDS 4.59%

iShares Silver Trust                                       134,243           19,729,694*
Market Vectors Gold Miners ETF                              57,800            2,650,130
Sprott Molybdenum Participation Corp.                        2,000                9,099*
streetTRACKS Gold Trust                                    287,510           23,708,074*

------------------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS                                                  46,096,997
------------------------------------------------------------------------------------------
  (cost $43,486,290)

WARRANTS 21.60%

DIAMOND MINING & EXPLORATION 0.00%
------------------------------------------------------------------------------------------
Rockwell Diamonds, Inc., Warrants (November 2008)        2,575,000                    0*@
SouthernEra Diamonds, Inc., Warrants
  (November 2008)                                          100,000                1,006*@
                                                                         --------------
                                                                                  1,006

GOLD/MINERAL EXPLORATION & DEVELOPMENT 1.20%
------------------------------------------------------------------------------------------
Carnavale Resources Ltd., Warrants (June 2009)           2,348,857            1,357,860*
Chesapeake Gold Corp., Warrants (February 2012)            290,574            1,216,635*
European Minerals Corp., Warrants (December 2008)        2,563,700            1,806,241*
European Minerals Corp., Warrants (April 2010)           2,291,000            1,844,698*
European Minerals Corp., Warrants (March 2011)           3,774,000            2,848,876*
Grandview Gold, Inc., Warrants (July 2009)                 350,000                    0*@
Great Basin Gold Ltd., Warrants (April 2009)               519,000              302,974*


See notes to portfolios of investments and notes to financial statements.

                                                                  85

WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                   December 31, 2007


WARRANTS                                                    SHARES                VALUE

GOLD/MINERAL EXPLORATION & DEVELOPMENT (CONT'D)
------------------------------------------------------------------------------------------
Hainan Mining Corp., Warrants (May 2009) (RS)              313,700       $            0*@
Hainan Mining Corp., Warrants (August 2011) (RS)         1,705,000              135,503*@
Metallic Ventures Gold, Inc., Warrants
  (March 2009)                                             691,500              104,398*
Mindoro Resources Ltd., Warrants (January 2009)            750,000                    0*@
Mindoro Resources Ltd., 144A, Warrants (May 2009)          750,000                    0*@
New Gold, Inc., Warrants (June 2017)                     1,258,700            1,684,939*
NovaGold Resources, Inc., Warrants (October 2008)          183,900              527,517*
Platte River Gold U.S., Inc., Warrants
  (November 2008) (RS)                                      87,500                    0*@
Platte River Gold U.S., Inc., Warrants
  (March 2009) (RS)                                        195,000              195,000*@
San Anton Resource Corp., Warrants (December 2008)         520,000                    0*@
Staccato Gold Resources Ltd., 144A, Warrants
  (August 2009)                                          3,000,000                    0*@
Terrane Metals Corp., Warrants (July 2008)                 200,000                    0*@
Terrane Metals Corp., Warrants (November 2008)             475,500                    0*@
Terrane Metals Corp., Warrants (June 2012)                 150,000               27,930*
US Gold Corp., Warrants (February 2011)                     13,000               15,309*
                                                                         --------------
                                                                             12,067,880

GOLD/MINERAL ROYALTY COMPANIES 0.00%
------------------------------------------------------------------------------------------
Aberdeen International, Inc., Warrants
  (January 2008)                                         1,000,000                    0*@

INTERMEDIATE & JUNIOR GOLD PRODUCERS 0.85%
------------------------------------------------------------------------------------------
Avnel Gold Mining Ltd., Warrants (June 2010)                14,000                2,466*
Central Sun Mining, Inc., Warrants (November 2008)       1,471,800               22,220*
IAMGOLD Corp., Warrants (August 2008)                    3,513,765            2,475,603*
Metallica Resources, Inc., Warrants
  (December 2008)                                        2,129,400            5,122,305*
Nevsun Resources Ltd., Warrants (June 2008)                314,680              106,894*
Nevsun Resources Ltd., Warrants (October 2008)              39,600               17,936*
Peak Gold Ltd., Warrants (April 2012)                    4,126,600              789,144*
Rusoro Mining Ltd., Warrants (November 2011)               600,000                    0*@
                                                                         --------------
                                                                              8,536,568

METAL & MINERAL MINING & EXPLORATION 7.90%
------------------------------------------------------------------------------------------
Baja Mining Corp., Warrants (April 2008)                   527,750              302,770*@
Baja Mining Corp., Warrants (April 2009)                 1,185,390            1,073,777*
Breakwater Resources Ltd., Warrants (January 2009)         702,150              607,769*
Calibre Mining Corp., Warrants (January 2008)              200,000                    0*@
Coalcorp Mining, Inc., Warrants (February 2011)             63,714               14,429*
Dension Mines Corp., Warrants (November 2009)                  100                1,220*
Denison Mines Corp., Warrants (March 2011)                 111,045              983,540*
Minco Silver Corp., Warrants (May 2008)                     11,000                4,871*
Mines Management, Inc., Warrants (April 2012)              513,700              847,605*
Silver Wheaton Corp., Warrants (August 2009)            12,067,640           32,551,231*
Silver Wheaton Corp., Warrants (December 2010)           2,797,120           25,055,979*
Silver Wheaton Corp., Warrants (November 2009)           6,578,900           16,156,727*

See notes to portfolios of investments and notes to financial statements.

86

WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                   December 31, 2007


WARRANTS                                                    SHARES                VALUE

METAL & MINERAL MINING & EXPLORATION (CONT'D)
------------------------------------------------------------------------------------------
Thompson Creek Metals Co., Inc., Warrants
  (October 2011)                                           165,600       $    1,758,422*
                                                                         --------------
                                                                             79,358,340

OIL & GAS EXPLORATION & PRODUCTION - JUNIOR 0.00%
------------------------------------------------------------------------------------------
Bankers Petroleum Ltd., Warrants (November 2009)            13,000                3,925*

PLATINUM GROUP METALS 0.26%
------------------------------------------------------------------------------------------
Eastern Platinum Ltd., Warrants (April 2008)             1,477,000            1,635,247*
Eastern Platinum Ltd., Warrants (March 2009)               925,500              968,769*
                                                                         --------------
                                                                              2,604,016

SENIOR GOLD PRODUCERS 11.39%
------------------------------------------------------------------------------------------
Goldcorp, Inc., Warrants (June 2011)                     4,273,848           43,025,007*
Kinross Gold Corp., Warrants (September 2011)            1,239,400            3,505,323*
Yamana Gold, Inc., Warrants (May 2008)                   6,273,848           32,330,634*
Yamana Gold, Inc., Warrants (November 2008)              4,820,500           25,860,062*
Yamana Gold, Inc., Warrants (February 2010)              3,915,963            9,774,635*
                                                                         --------------
                                                                            114,495,661

------------------------------------------------------------------------------------------
TOTAL WARRANTS                                                              217,067,396
------------------------------------------------------------------------------------------
  (cost $149,769,270)

SPECIAL WARRANTS 0.79%

GOLD/MINERAL EXPLORATION & DEVELOPMENT 0.29%
------------------------------------------------------------------------------------------
Ivanhoe Nickel and Platinum Ltd., Special Warrants
  (RS)                                                     112,500              639,067*@
Osisko Exploration Ltd., 144A, Special Warrants
  (RS)                                                     400,000            2,256,555@
Western Exploration & Development Ltd., 144A,
  Special Warrants (RS)                                    600,000                    0*@
                                                                         --------------
                                                                              2,895,622

INTERMEDIATE & JUNIOR GOLD PRODUCERS 0.50%
------------------------------------------------------------------------------------------
Peak Gold Ltd., Special Warrants (RS)                    8,300,000            5,012,330*@

------------------------------------------------------------------------------------------
TOTAL SPECIAL WARRANTS                                                        7,907,952
------------------------------------------------------------------------------------------
  (cost $10,067,764)


See notes to portfolios of investments and notes to financial statements.

                                                                  87

WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2007


UNITS 0.98%                                                 SHARES                VALUE
INTERMEDIATE & JUNIOR GOLD PRODUCERS 0.98%
------------------------------------------------------------------------------------------
Rusoro Mining Ltd., Units (RS)                           6,105,000       $    9,831,413*@
  (cost $14,947,970)

PURCHASED OPTIONS 2.32%                                  CONTRACTS

INTERMEDIATE & JUNIOR GOLD PRODUCERS 0.63%
------------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd. Strike Price 35, Call,
  Expiration Jan. 2009 (premium $5,255,104)                  2,635            6,113,200
Crystallex International Corp., Strike Price 2.50,
  Call, Expiration Jan. 2008 (premium $449,378)              2,977               44,655
Crystallex International Corp., Strike Price 2.50,
  Call, Expiration Jan. 2009 (premium $410,278)              2,314              219,830
                                                                         --------------
                                                                              6,377,685

METAL & MINERAL MINING & EXPLORATION 0.00%
------------------------------------------------------------------------------------------
Hecla Mining Co., Strike Price 10, Call,
  Expiration Jan. 2009 (premium $3,900)                         25                6,000

SENIOR GOLD PRODUCERS 1.69%
------------------------------------------------------------------------------------------
Barrick Gold Corp., Strike Price 40, Call,
  Expiration Jan.2009 (premium $1,946,841)                   3,463            2,770,400
Barrick Gold Crop., Strike Price 42.50, Call,
  Expiration Jul. 2008 (premium $1,638,406)                  3,025            1,573,000
Goldcorp, Inc., Strike Price 30, Call, Expiration
  Jan. 2009 (premium $2,924,687)                             4,539            3,858,150
Goldcorp, Inc., Strike Price 35, Call, Expiration
  Jan. 2009 (premium $930,656)                               2,222            1,355,420
Harmony Gold Mining Co., Ltd., Strike Price 17.50,
  Call, Expiration Jan. 2008 (premium $191,287)              1,252                6,260
Newmont Mining Corp., Strike Price 40, Call,
  Expiration Jan. 2009 (premium $1,056,550)                    850            1,028,500
Philadelphia Stock Exchange Gold & Silver Index,
  Strike Price 140, Put, Expiration Jun. 2008
  (premium $1,011,365)                                       1,196              663,780
Philadelphia Stock Exchange Gold & Silvers Index,
  Strike Price 170, Put, Expiration Mar. 2008
  (premium $5,776,371)                                       5,136            5,700,960
                                                                         --------------
                                                                             16,956,470

------------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                      23,340,155
------------------------------------------------------------------------------------------
  (cost $21,594,823)


See notes to portfolios of investments and notes to financial statements.

88

WORLD PRECIOUS MINERALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  December 31, 2007


RIGHTS 0.15%                                                SHARES                VALUE
GOLD/MINERAL EXPLORATION & DEVELOPMENT 0.16%
-------------------------------------------------------------------------------------------
Chesapeake Gold Corp., Series 1, Class A, Rights (RS)       57,279       $    1,564,644*@
  (cost $851,017)

                                                       PRINCIPAL
CONVERTIBLE DEBENTURES 0.25%                             AMOUNT              VALUE

GOLD/MINERAL EXPLORATION & DEVELOPMENT 0.25%
-------------------------------------------------------------------------------------------
New Gold, Inc., 10.00%, maturity 6/28/17              $  3,000,000            2,491,067*@
  (cost $2,802,691)

-------------------------------------------------------------------------------------------
TOTAL SECURITIES                                                            930,349,806
-------------------------------------------------------------------------------------------
  (cost $692,600,344)

REPURCHASE AGREEMENTS 10.02%

Joint Tri-Party Repurchase Agreement, Bear
  Stearns, 12/31/07, 1.25%, due 01/02/08,
  repurchase price $37,325,344 collateralized by
  U.S. Treasury securities held in a joint tri-
  party account (cost $37,322,752)                      37,322,752           37,322,752
Joint Tri-Party Repurchase Agreement, Merrill
  Lynch, 12/31/07, 1.00%, due 01/02/08, repurchase
  price $63,444,612, collateralized by U.S.
  Treasury securities held in a joint tri-party
  account (cost $63,441,087)                            63,441,087           63,441,087

-------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                 100,763,839
-------------------------------------------------------------------------------------------
  (cost $100,763,839)

-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 102.59%                                                 1,031,113,645
-------------------------------------------------------------------------------------------
  (cost $793,364,183)
Other assets and liabilities, net (2.59)%                                   (25,994,197)
                                                                         --------------

NET ASSETS 100%                                                          $1,005,119,448
                                                                         --------------

See notes to portfolios of investments and notes to financial statements.

GOLD AND PRECIOUS METALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           December 31, 2007


COMMON STOCKS 52.58%                                      SHARES             VALUE
DIAMOND MINING & EXPLORATION 0.37%
----------------------------------------------------------------------------------
Diamond Fields International Ltd.                        108,000       $    10,870*
Harry Winston Diamond Corp.                               22,000           718,535
                                                                       -----------
                                                                           729,405

FINANCIAL SERVICES 0.63%
----------------------------------------------------------------------------------
GMP Capital Trust                                         50,200         1,247,989

GOLD MINING 43.20%
----------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                  115,558         6,321,267
AngloGold Ashanti Ltd., Sponsored ADR                     38,000         1,626,780
Barrick Gold Corp.                                        27,429         1,153,389
Centerra Gold, Inc.                                      113,700         1,438,487*
Century Mining Corp.                                     509,512           143,590*
Crystallex International Corp.                            79,565           182,587*
DRDGOLD Ltd., Sponsored ADR                               10,000            70,950*
Freeport-McMoRan Copper & Gold, Inc.                      25,000         2,561,000
GBS Gold International, Inc.                              17,500            22,898*
Gold Fields Ltd.                                          95,000         1,370,811
Gold Fields Ltd., Sponsored ADR                          427,620         6,072,204
Goldcorp, Inc.                                             5,523           187,395
Harmony Gold Mining Co., Ltd., Sponsored ADR             217,600         2,243,456*
Hecla Mining Co.                                          90,000           841,500*
High River Gold Mines Ltd.                               991,500         2,834,140*
IAMGOLD Corp.                                            185,000         1,506,366
Ivanhoe Mines Ltd.                                       133,100         1,446,812*
Jaguar Mining, Inc.                                      399,159         4,857,161*
Kingsgate Consolidated Ltd.                              199,625           813,060*
Kinross Gold Corp.                                       768,553        14,155,819*
Lihir Gold Ltd.                                          667,000         2,109,053*
Lihir Gold Ltd., Sponsored ADR                            11,000           343,090*
Newcrest Mining Ltd.                                     160,400         4,650,363
Newmont Mining Corp.                                      65,000         3,173,950
OceanaGold Corp.                                          15,000            39,857*
Peak Gold Ltd.                                         1,305,142           788,169*
Randgold Resources Ltd., ADR                             241,800         8,978,034
Red Back Mining, Inc.                                    222,400         1,587,053*
Red Back Mining, Inc., 144A                              245,000         1,748,327*
Rusoro Mining Ltd.                                       100,000           161,039*
Sino Gold Ltd.                                           289,000         1,759,289*
Troy Resources NL                                        411,300         1,145,619
Yamana Gold, Inc.                                        608,161         7,874,254
Zhaojin Mining Industry Co., Ltd., H shares               88,400           369,037
Zijin Mining Group Co., Ltd., H shares                   228,200           354,134
                                                                       -----------
                                                                        84,930,940


See notes to portfolios of investments and notes to financial statements.

90

GOLD AND PRECIOUS METALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           December 31, 2007


COMMON STOCKS                                             SHARES             VALUE
GOLD ROYALTY COMPANIES 2.94%
----------------------------------------------------------------------------------
Aberdeen International, Inc.                              52,250       $    28,924*
Franco-Nevada Corp.                                      105,000         1,601,077*
Royal Gold, Inc.                                         136,100         4,153,772
                                                                       -----------
                                                                         5,783,773

METAL & MINERAL MINING 1.40%
----------------------------------------------------------------------------------
Independence Group NL                                    106,050           828,572
Lundin Mining Corp.                                       46,290           444,474*
Rio Tinto plc, Sponsored ADR                               3,500         1,469,650
                                                                       -----------
                                                                         2,742,696

PLATINUM GROUP METALS 2.60%
----------------------------------------------------------------------------------
Eastern Platinum Ltd.                                  1,766,550         5,102,912*

SILVER MINING 1.44%
----------------------------------------------------------------------------------
Coeur d'Alene Mines Corp.                                515,850         2,548,299*
Silvercorp Metals, Inc.                                   30,000           283,227
                                                                       -----------
                                                                         2,831,526

----------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                    103,369,241
----------------------------------------------------------------------------------
  (cost $84,391,547)

EXCHANGE-TRADED FUNDS 7.70%

iShares Silver Trust                                      26,350         3,872,660*
Market Vectors Gold Miners ETF                            12,224           560,470
streetTRACKS Gold Trust                                  129,840        10,706,606*

----------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS                                             15,139,736
----------------------------------------------------------------------------------
  (cost $13,181,806)

WARRANTS 18.71%

GOLD MINING 14.50%
----------------------------------------------------------------------------------
Central Sun Mining, Warrants (November 2008)              88,500             1,336*
Goldcorp, Inc., Warrants (June 2011)                   1,066,254        10,731,760*
IAMGOLD Corp., Warrants (August 2008)                    707,355           498,363*
Kinross Gold Corp., Warrants (September 2011)            495,300         1,400,828*
Nevsun Resources Ltd., Warrants (June 2008)               64,320            21,849*
Nevsun Resources Ltd., Warrants (October 2008)             4,600             2,084*
Peak Gold Ltd., Warrants (April 2012)                  1,042,400           199,342*
Yamana Gold, Inc., Warrants (May 2008)                 1,609,741         8,295,379*

See notes to portfolios of investments and notes to financial statements.

                                                                  91

GOLD AND PRECIOUS METALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           December 31, 2007


WARRANTS                                                  SHARES             VALUE

GOLD MINING (CONT'D)
----------------------------------------------------------------------------------
Yamana Gold, Inc., Warrants (November 2008)            1,065,388       $ 5,715,382*
Yamana Gold, Inc., Warrants (February 2010)              652,731         1,629,282*
                                                                       -----------
                                                                        28,495,605

PLATINUM GROUP METALS 0.01%
----------------------------------------------------------------------------------
Eastern Platinum Ltd., Warrants (April 2008)              23,000            25,464*

SILVER MINING 4.20%
----------------------------------------------------------------------------------
Silver Wheaton Corp., Warrants (August 2009)           1,524,190         4,111,347*
Silver Wheaton Corp., Warrants (November 2009)           664,780         1,632,594*
Silver Wheaton Corp., Warrants (December 2010)           280,340         2,511,223*
                                                                       -----------
                                                                         8,255,164

----------------------------------------------------------------------------------
TOTAL WARRANTS                                                          36,776,233
----------------------------------------------------------------------------------
  (cost $25,891,580)

SPECIAL WARRANTS 0.46%

GOLD MINING 0.46%
----------------------------------------------------------------------------------
Peak Gold Ltd., Special Warrants (RS)
  (cost $1,136,880)                                    1,500,000           905,843*@

UNITS 0.76%

GOLD MINING 0.76%
----------------------------------------------------------------------------------
Rusoro Mining Ltd., Units (RS)
  (cost $2,277,086)                                      930,000         1,497,660*@

PURCHASED OPTIONS 3.20%                                CONTRACTS

GOLD MINING 3.20%
----------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd. Strike Price 35, Call,
  Expiration Jan. 2009 (premium $875,526)                    439         1,018,480
AngloGold Ashanti Ltd., Strike Price 50, Call,
  Expiration Jan. 2010 (premium $166,140)                    180           132,300
Barrick Gold Corp., Strike Price 40, Call,
  Expiration Jan. 2009 (premium $1,187,917)                2,137         1,709,600
Barrick Gold Crop., Strike Price 42.50, Call,
  Expiration Jul. 2008 (premium $392,841)                    725           377,000
Crystallex International Corp., Strike Price
  2.50, Call, Expiration Jan. 2008
  (premium $96,464)                                          644             9,660


See notes to portfolios of investments and notes to financial statements.

92

GOLD AND PRECIOUS METALS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                           December 31, 2007


PURCHASED OPTIONS                                      CONTRACTS             VALUE

GOLD MINING (CONT'D)
----------------------------------------------------------------------------------
Crystallex International Corp., Strike Price
  2.50, Call, Expiration Jan. 2009
  (premium $7,770)                                            45       $     4,275
Goldcorp, Inc., Strike Price 30, Call, Expiration
  Jan. 2009 (premium $1,035,065)                           1,621         1,377,850
Goldcorp, Inc., Strike Price 35, Call, Expiration
  Jan. 2009 (premium $346,309)                               833           508,130
Harmony Gold Mining Co., Ltd., Strike Price
  17.50, Call, Expiration Jan. 2008
  (premium $501,823)                                       2,228            11,140
Hecla Mining Co., Strike Price 10, Call,
  Expiration Jan. 2009 (premium $185,240)                  1,420           340,800
Newmont Mining Corp., Strike Price 40, Call,
  Expiration Jan. 2009 (premium $186,450)                    150           181,500
Philadelphia Stock Exchange Gold & Silver Index,
  Strike Price 140, Put, Expiration Jun. 2008
  (premium $189,281)                                         224           124,320
Philadelphia Stock Exchange Gold & Silvers Index,
  Strike Price 170, Put, Expiration Mar. 2008
  (premium $510,691)                                         453           502,830

----------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                  6,297,885
----------------------------------------------------------------------------------
  (cost $5,681,517)

----------------------------------------------------------------------------------
TOTAL SECURITIES                                                       163,986,598
----------------------------------------------------------------------------------
  (cost $132,560,416)

                                                       PRINCIPAL
REPURCHASE AGREEMENTS 20.26%                             AMOUNT

Joint Tri-Party Repurchase Agreement, Bear
  Stearns, 12/31/07, 1.25%, due 01/02/08,
  repurchase price $14,752,577, collateralized by
  U.S. Treasury securities held in a joint tri-
  party account (cost $14,751,553)                   $14,751,553        14,751,553
Joint Tri-Party Repurchase Agreement, Merrill
  Lynch, 12/31/07, 1.00%, due 01/02/08,
  repurchase price $25,074,641, collateralized by
  U.S. Treasury securities held in a joint tri-
  party account (cost $25,074,641)                    25,074,641        25,074,641

----------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                             39,826,194
----------------------------------------------------------------------------------
  (cost $39,826,194)

----------------------------------------------------------------------------------
TOTAL INVESTMENTS 103.67%                                              203,812,792
----------------------------------------------------------------------------------
  (cost $172,386,610)
Other assets and liabilities, net (3.67)%                               (7,220,233)
                                                                       -----------

NET ASSETS 100%                                                       $196,592,559
                                                                      ------------


See notes to portfolios of investments and notes to financial statements.

 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) December 31, 2007


LEGEND

*     Non-income producing security            VR   Variable Rate
+     Affiliated company (see following)       GO   General Obligation Bond
ADR   American Depositary Receipt              RS   Restricted Security (see following)
GDR   Global Depositary Receipt                ZCB  Zero Coupon Bond
@     Security was fair valued at December 31, 2007, by the Adviser in accordance with valuation procedures approved by the Board of Trustees. Fair valued securities, which were primarily composed of restricted securities, as a percentage of net assets at December 31, 2007, were 0.14% of China Region Opportunity, 3.03% of
      Global Resources, 3.08% of World Precious Minerals and 1.22% of Gold and Precious
      Metals. See also Note 1B in the notes to financial statements for further discussion of fair valued securities.

GENERAL

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at December 31, 2007.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

JOINT TRI-PARTY REPURCHASE AGREEMENTS

The terms of the joint tri-party repurchase agreements and the securities held as collateral at December 31, 2007 were:

Bear Stearns repurchase agreement, 12/31/07, 1.25%, due 01/02/08:
    Total principal amount: $90,000,000; Total repurchase price:
      $90,006,250
    Collateral:
    $80,365,000 U.S. Treasury Bond, 2.00%, 07/15/14
      (total collateral market value, including accrued interest, of
        $92,494,024)

Merrill Lynch repurchase agreement, 12/31/07, 1.00%, due 01/02/08:
    Total principal amount: $152,981,689; Total repurchase price:
      $152,990,188
    Collateral:
    $143,945,000 U.S. Treasury Note, 5.125%, 05/15/16
      (total collateral market value, including accrued interest, of
        $156,044,547)

UBS Financial Services, Inc. repurchase agreement, 12/31/07, 1.30%, due 01/02/08:
    Total principal amount: $21,000,000; Total repurchase price:
      $21,001,517
    Collateral:
    $6,500,000 U.S. Treasury Note, 4.50%, 11/30/11
    $13,759,000 U.S. Treasury Note, 4.625%, 02/29/12
      (total collateral market value, including accrued interest, of
        $21,421,085)

Other mutual funds managed by U.S. Global Investors, Inc.
participate in the joint tri-party repurchase agreements. Each owns an undivided interest in the accounts.

 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) December 31, 2007


AFFILIATED COMPANIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended December 31, 2007.

                                                  SHARES OF AFFILIATED COMPANIES
                                   JUNE 30, 2007    ADDITIONS    REDUCTIONS    DECEMBER 31, 2007
GLOBAL RESOURCES FUND
------------------------------------------------------------------------------------------------
Bounty Industries Ltd.              22,000,000             --          --         22,000,000
Exile Resources, Inc.                2,100,000             --          --          2,100,000
Investika Ltd.                         706,500          7,600     (13,000)           701,100(a)
Ivory Energy, Inc.                   4,753,166         50,000    (200,000)         4,603,166
Red Dragon Resources Corp.           3,895,000             --          --          3,895,000
Revett Minerals, Inc.                4,705,200        342,800          --          5,048,000
Royalite Petroleum Co., Inc.         2,246,333         20,000          --          2,266,333

At December 31, 2007, the value of investments in affiliated companies was $11,238,377 representing 0.66% of net assets, and the total cost was $15,327,492. Net realized gains on transactions were $61,752, and there was no income earned for the period.

                                                   SHARES OF AFFILIATED COMPANIES
                                   JUNE 30, 2007    ADDITIONS    REDUCTIONS     DECEMBER 31, 2007
WORLD PRECIOUS MINERALS FUND
-------------------------------------------------------------------------------------------------
Aberdeen International, Inc.         2,260,500         33,000            --         2,293,500(a)
Atikwa Minerals Corp.                2,784,333        228,000            --         3,012,333
Carnavale Resources Ltd.             1,058,000      2,290,857            --         3,348,857
Chesapeake Gold Corp.                1,027,749         64,800            --         1,092,549(a)
Diamonds North Resources Ltd.        2,851,400         17,000       (18,000)        2,850,400(a)
Grandview Gold, Inc.                 1,388,000         55,000            --         1,443,000(a)
Moss Lake Gold Mines Ltd.            2,998,500        123,500            --         3,122,000
Reunion Gold Corp.                   1,977,300        133,700            --         2,111,000
Romarco Minerals, Inc.               7,896,853      6,284,353       (10,000)       14,171,206
VG Gold Corp. (formerly Vedron
  Gold, Inc.)                        5,325,010        408,500            --         5,733,510

At December 31, 2007, the value of investments in affiliated companies was $12,799,877 representing 1.27% of net assets, and the total cost was $9,400,454. Net realized gains on transactions were $9,641, and there was no income earned for the period.

(a) At December 31, 2007, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) December 31, 2007


RESTRICTED SECURITIES - INDICATED IN PORTFOLIO OF INVESTMENTS AS
"RS"

The following securities are subject to legal restrictions on their resale. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

                                   ACQUISITION      COST PER
SECURITY                              DATE            SHARE

CHINA REGION OPPORTUNITY FUND
-------------------------------------------------------------
    Big Sky Energy Corp.              03/01/05         $0.50

At December 31, 2007, the total cost of restricted securities was $50,000, and the total value was $7,146, representing 0.01% of net assets.

                                                               ACQUISITION       COST PER
                                                                  DATE             SHARE

GLOBAL RESOURCES FUND
------------------------------------------------------------------------------------------
    BA Energy, Inc.                                                  08/11/06        $8.48
    Big Sky Energy Corp.                                    03/01/05-08/15/05        $0.64
    Chesapeake Gold Corp., Series 1, Class A, Rights        02/26/07-07/17/07       $15.59
    Foothills Resources, Inc.                                        09/07/06        $2.25
    Foothills Resources, Inc., Warrants (September 2011)             09/07/06        $0.00
    Govi HighPower Exploration, Special Warrants                     10/04/07        $2.00
    Ivanhoe Nickel and Platinum Ltd. (formerly African
      Minerals), Special Warrants                                    07/09/03        $6.00
    Legacy Energy LLC, 144A                                          02/27/06        $1.90
    Osmium Holdings S.A.                                    10/22/96-01/29/98      $987.07
    Peak Gold Ltd., Special Warrants                                 11/23/07        $0.76
    Royalite Petroleum Co., Inc.                            08/10/06-09/28/06        $0.79
    Royalite Petroleum Co., Inc., Warrants
      (January 2008)                                                 08/10/06        $0.43
    Royalite Petroleum Co., Inc., Warrants
      (February 2008)                                                09/28/06        $0.67
    Rusoro Mining Ltd., Units                                        10/22/07        $2.45
    Trident Resources Corp., Series B, Preferred Stock               06/08/06       $62.50
    Trident Resources Corp., Warrants (March 2013)                   06/08/06        $0.00

At December 31, 2007, the total cost of restricted securities was $37,094,112, and the total value was $29,347,062, representing 1.73% of net assets.

 NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) December 31, 2007


                                                               ACQUISITION       COST PER
SECURITY                                                          DATE             SHARE

WORLD PRECIOUS MINERALS FUND
------------------------------------------------------------------------------------------
    Big Sky Energy Corp.                                             03/01/05        $0.50
    Carnavale Resources Ltd.                                         11/01/07        $1.28
    Chesapeake Gold Corp., Series 1, Class A, Rights        02/26/07-07/17/07       $14.86
    Hainan Mining Corp.                                     08/31/06-05/16/07        $0.85
    Hainan Mining Corp., Warrants (May 2009)                         05/16/07        $0.00
    Hainan Mining Corp., Warrants (August 2011)                      08/31/06        $0.00
    Ivanhoe Nickel and Platinum Ltd. (formerly African
      Minerals), Special Warrants                                    07/09/03        $6.00
    Osisko Exploration Ltd., 144A, Special Warrants                  11/07/07        $7.01
    Osmium Holdings S.A.                                    10/22/96-01/29/98    $1,280.75
    Peak Gold Ltd., Special Warrants                                 11/23/07        $0.76
    Platte River Gold U.S., Inc.                            03/01/04-11/17/06        $1.49
    Platte River Gold U.S., Inc., Warrants
      (November 2008)                                                11/17/06        $0.00
    Platte River Gold U.S., Inc., Warrants (March 2009)              03/01/04        $0.00
    Q2 Gold Resources, Inc.                                          06/18/07        $0.00
    Rusoro Mining Ltd., Units                                        10/22/07        $2.45
    Western Exploration & Development Ltd., 144A,
      Special Warrants                                               08/14/97        $0.50

At December 31, 2007, the total cost of restricted securities was $31,671,500, and the total value was $26,565,489, representing 2.64% of net assets.

                                                               ACQUISITION       COST PER
                                                                  DATE             SHARE

GOLD AND PRECIOUS METALS FUND
------------------------------------------------------------------------------------------
    Peak Gold Ltd., Special Warrants                                 11/23/07        $0.76
    Rusoro Mining Ltd., Units                                        10/22/07        $2.45

At December 31, 2007, the total cost of restricted securities was $3,413,967, and the total value was $2,403,503, representing 1.22% of net assets.

  STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                                                              U.S. TREASURY
                                                               SECURITIES
                                                                CASH FUND

Investments, at identified cost                               $115,043,767
                                                              ============
ASSETS
---------------------------------------------------------------------------
Investments, at value:
    Securities                                                $ 64,940,923
    Repurchase Agreements                                       50,102,844
Cash                                                                    --
Receivables:
    Interest                                                        79,784
    Capital shares sold                                          1,342,427
    From adviser                                                        --
Other assets                                                         7,195
---------------------------------------------------------------------------
TOTAL ASSETS                                                   116,473,173
---------------------------------------------------------------------------


LIABILITIES
---------------------------------------------------------------------------
Payables:
    Capital shares redeemed                                      2,068,251
    Adviser and affiliates                                          72,023
    Dividends and distributions                                         --
    Accounts payable and accrued expenses                           36,494
    Due to custodian                                                    --
---------------------------------------------------------------------------
TOTAL LIABILITIES                                                2,176,768
---------------------------------------------------------------------------

NET ASSETS                                                    $114,296,405
                                                              ============

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------
Paid-in capital                                               $114,306,304
Accumulated undistributed net investment income                      1,043
Accumulated net realized loss on investments and foreign
    currencies                                                     (10,942)
Net unrealized appreciation of investments and other assets
    and liabilities denominated in foreign currencies                   --
                                                              ------------
Net assets applicable to capital shares outstanding           $114,296,405
                                                              ============

    Capital shares outstanding, an unlimited number of no
      par shares authorized                                    114,368,630
                                                              ============

NET ASSET VALUE, PUBLIC OFFERING PRICE, REDEMPTION PRICE,
 PER SHARE                                                    $       1.00
                                                              ============

See accompanying notes to financial statements.

                                                                                                       December 31, 2007

                                                                     U.S. GOVERNMENT
                                                                       SECURITIES           NEAR-TERM          TAX FREE
                                                                      SAVINGS FUND        TAX FREE FUND          FUND
Investments, at identified cost                                       $465,745,504         $13,163,995        $16,741,199
                                                                      ============         ===========        ===========
ASSETS
--------------------------------------------------------------------------------------------------------------------------
Investments, at value:
    Securities                                                        $465,745,504         $13,030,147        $16,256,983
    Repurchase Agreements                                                       --             313,166            972,834
Cash                                                                           619                   1                 --
Receivables:
    Interest                                                             1,076,249             144,079            216,387
    Capital shares sold                                                  1,430,866                 581                681
    From adviser                                                                --              11,206              6,300
Other assets                                                                30,517                 247                261
--------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                           468,283,755          13,499,427         17,453,446
--------------------------------------------------------------------------------------------------------------------------


LIABILITIES
--------------------------------------------------------------------------------------------------------------------------
Payables:
    Capital shares redeemed                                              1,384,389               5,000                990
    Adviser and affiliates                                                 139,928               3,644              3,876
    Dividends and distributions                                                 --               8,405             10,937
    Accounts payable and accrued expenses                                   63,141              29,801             23,132
    Due to custodian                                                            --                  --                502
--------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        1,587,458              46,850             39,437
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                            $466,696,297         $13,452,577        $17,414,009
                                                                      ============         ===========        ===========

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                       $466,293,579         $13,620,892        $17,639,977
Accumulated undistributed net investment income                            409,406              17,659             31,767
Accumulated net realized loss on investments and foreign
    currencies                                                              (6,688)           (365,292)          (746,353)
Net unrealized appreciation of investments and other assets
    and liabilities denominated in foreign currencies                           --             179,318            488,618
                                                                      ------------         -----------        -----------
Net assets applicable to capital shares outstanding                   $466,696,297         $13,452,577        $17,414,009
                                                                      ============         ===========        ===========

    Capital shares outstanding, an unlimited number of no
      par shares authorized                                            466,922,580           6,231,460          1,437,031
                                                                      ============         ===========        ===========

NET ASSET VALUE, PUBLIC OFFERING PRICE, REDEMPTION PRICE,
 PER SHARE                                                            $       1.00         $      2.16        $     12.12
                                                                      ============         ===========        ===========


  STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                                                ALL AMERICAN        CHINA REGION
                                                EQUITY FUND       OPPORTUNITY FUND
Investments, at identified cost                 $23,783,731         $104,530,227
                                                ===========         ============
ASSETS
----------------------------------------------------------------------------------
Investments, at value:
    Securities of unaffiliated issuers          $26,786,734         $125,533,973
    Securities of affiliated issuers                     --                   --
    Repurchase Agreements                         2,143,808            4,208,102
Cash                                                    900                   --
Foreign currencies (Cost $0, $130,205, $0,
    $0 and $0)                                           --              130,667
Receivables:
    Investments sold                                421,520            7,970,336
    Dividends                                        14,908                   --
    Interest                                             65                  128
    Capital shares sold                             139,286              678,271
Other assets                                            375                1,196
----------------------------------------------------------------------------------
TOTAL ASSETS                                     29,507,596          138,522,673
----------------------------------------------------------------------------------

LIABILITIES
----------------------------------------------------------------------------------
Payables:
    Investments purchased                           527,133            2,986,618
    Capital shares redeemed                          15,574              945,683
    Adviser and affiliates                           27,510              159,691
    Accounts payable and accrued expenses            32,645               39,565
    Due to custodian                                     --                   --
----------------------------------------------------------------------------------
TOTAL LIABILITIES                                   602,862            4,131,557
----------------------------------------------------------------------------------
NET ASSETS                                      $28,904,734         $134,391,116
                                                ===========         ============
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------
Paid-in capital                                 $23,669,975         $105,345,972
Accumulated undistributed net investment
    income (distributions in excess of net
    investment income)                              (89,669)          (4,487,642)
Accumulated net realized gain (loss) on
    investments and foreign currencies              177,617            8,311,386
Net unrealized appreciation of investments
    and other assets and liabilities
    denominated in foreign currencies             5,146,811           25,221,400
                                                -----------         ------------
Net assets applicable to capital shares
    outstanding                                 $28,904,734         $134,391,116
                                                ===========         ============
    Capital shares outstanding, an
        unlimited number of no par shares
        authorized                                1,005,150           10,547,697
                                                ===========         ============
NET ASSET VALUE, PUBLIC OFFERING PRICE,
 REDEMPTION PRICE, PER SHARE                    $     28.76         $      12.74
                                                ===========         ============
See accompanying notes to financial statements.

                                                                                     December 31, 2007

                                             GLOBAL RESOURCES    WORLD PRECIOUS      GOLD AND PRECIOUS
                                                   FUND           MINERALS FUND         METALS FUND
Investments, at identified cost               $1,329,717,491     $  793,364,183        $172,386,610
                                              ==============     ==============        ============
ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value:
    Securities of unaffiliated issuers        $1,617,250,606     $  917,549,929        $163,986,598
    Securities of affiliated issuers              11,238,377         12,799,877                  --
    Repurchase Agreements                         51,383,117        100,763,839          39,826,194
Cash                                                 513,451                 --                  28
Foreign currencies (Cost $0, $130,205, $0,
    $0 and $0)                                            --                 --                  --
Receivables:
    Investments sold                              20,926,955          2,764,874             395,862
    Dividends                                      1,497,997            266,431              50,301
    Interest                                         409,326            142,286               1,209
    Capital shares sold                           10,620,276          3,313,561           1,219,876
Other assets                                          31,012             16,494               3,691
------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                   1,713,871,117     $1,037,617,291         205,483,759
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Payables:
    Investments purchased                         10,648,531         26,977,217           8,011,616
    Capital shares redeemed                        5,326,073          3,846,729             618,650
    Adviser and affiliates                           956,563            607,011             139,489
    Accounts payable and accrued expenses            285,836            325,921             121,445
    Due to custodian                               1,826,013            740,965                  --
------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                 19,043,016         32,497,843           8,891,200
------------------------------------------------------------------------------------------------------
NET ASSETS                                    $1,694,828,101     $1,005,119,448        $196,592,559
                                              ==============     ==============        ============
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                               $1,376,482,782       $828,662,711        $171,916,389
Accumulated undistributed net investment
    income (distributions in excess of net
    investment income)                           (86,954,504)      (117,120,810)            670,219
Accumulated net realized gain (loss) on
    investments and foreign currencies            55,082,002         55,802,079          (7,421,096)
Net unrealized appreciation of investments
    and other assets and liabilities
    denominated in foreign currencies            350,217,821        237,775,468          31,427,047
                                              --------------     --------------        ------------
Net assets applicable to capital shares
    outstanding                               $1,694,828,101     $1,005,119,448        $196,592,559
                                              ==============     ==============        ============
    Capital shares outstanding, an
        unlimited number of no par shares
        authorized                                96,820,905         38,291,651          12,190,562
                                              ==============     ==============        ============
NET ASSET VALUE, PUBLIC OFFERING PRICE,
 REDEMPTION PRICE, PER SHARE                  $        17.50     $        26.25        $      16.13
                                              ==============     ==============        ============


  STATEMENTS OF OPERATIONS (UNAUDITED)

                                                              U.S. TREASURY
                                                               SECURITIES
                                                                CASH FUND
NET INVESTMENT INCOME

INCOME:
---------------------------------------------------------------------------
    Interest and other                                         $2,741,984

EXPENSES:
---------------------------------------------------------------------------
    Management fee                                                303,540
    Transfer agent fees and expenses                              221,913
    Accounting service fees and expenses                           13,068
    Professional fees                                              27,807
    Custodian fees                                                 32,830
    Shareholder reporting                                          29,949
    Registration fees                                              14,671
    Trustee fees and expenses                                      12,923
    Miscellaneous                                                  10,583
                                                               ----------
        Total expenses before reductions                          667,284
    Expenses offset - Note 1J                                         (15)
    Expenses reimbursed - Note 2                                  (63,626)
                                                               ----------
        NET EXPENSES                                              603,643

---------------------------------------------------------------------------
NET INVESTMENT INCOME                                           2,138,341
---------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

    Realized gain from securities                                      --
    Net change in unrealized appreciation of investments               --

---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                        --
---------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                     $2,138,341
                                                               ==========

See accompanying notes to financial statements.

                                                                For the Six Months Ended December 31, 2007

                                                           U.S. GOVERNMENT
                                                             SECURITIES           NEAR-TERM        TAX FREE
                                                            SAVINGS FUND        TAX FREE FUND        FUND
NET INVESTMENT INCOME

INCOME:
-----------------------------------------------------------------------------------------------------------
    Interest and other                                       $11,519,755          $269,378         $385,187

EXPENSES:
-----------------------------------------------------------------------------------------------------------
    Management fee                                             1,048,994            34,031           61,957
    Transfer agent fees and expenses                             281,933            17,876           19,894
    Accounting service fees and expenses                          40,134            19,060           18,245
    Professional fees                                             42,713            26,612           25,683
    Custodian fees                                                36,381             6,960            6,563
    Shareholder reporting                                         45,691             1,473            1,980
    Registration fees                                             18,144             7,463            7,504
    Trustee fees and expenses                                     12,923            12,923           12,923
    Miscellaneous                                                 20,623             3,248            3,979
                                                             -----------          --------         --------
        Total expenses before reductions                       1,547,536           129,646          158,728
    Expenses offset - Note 1J                                         --              (269)             (21)
    Expenses reimbursed - Note 2                                (483,782)          (98,896)        (101,149)
                                                             -----------          --------         --------
        NET EXPENSES                                           1,063,754            30,481           57,558

-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                         10,456,001           238,897          327,629
-----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

    Realized gain from securities                                  2,933                12            2,373
    Net change in unrealized appreciation of investments              --           216,858          177,340

-----------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                    2,933           216,870          179,713
-----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                   $10,458,934          $455,767         $507,342
                                                             ===========          ========         ========

  STATEMENTS OF OPERATIONS (UNAUDITED)

                                                            ALL AMERICAN        CHINA REGION
                                                            EQUITY FUND       OPPORTUNITY FUND
NET INVESTMENT INCOME

INCOME:
----------------------------------------------------------------------------------------------
    Dividends from unaffiliated issuers                      $   85,007         $   902,069
    Foreign taxes withheld on dividends                            (471)            (63,108)
                                                             ----------         -----------
        Net dividends                                            84,536             838,961
    Interest and other                                           44,816             180,035
                                                             ----------         -----------
        TOTAL INCOME                                            129,352           1,018,996

EXPENSES:
----------------------------------------------------------------------------------------------
    Management fee                                               94,359             781,672
    Transfer agent fees and expenses                             55,033             128,390
    Accounting service fees and expenses                         15,104              56,047
    Professional fees                                            27,903              33,736
    Custodian fees                                               14,650              92,840
    Shareholder reporting                                        10,241              20,184
    Registration fees                                             7,690               9,173
    Trustee fees and expenses                                    12,923              12,923
    Miscellaneous                                                10,382              15,333
                                                             ----------         -----------
        Total expenses before reductions                        248,285           1,150,298
    Expenses offset - Note 1J                                      (253)               (319)
    Expenses reimbursed - Note 2                                (29,011)                 --
                                                             ----------         -----------
        NET EXPENSES                                            219,021           1,149,979

----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    (89,669)           (130,983)
----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS

    Realized gain (loss) from:
        Securities from unaffiliated issuers                  1,238,903          21,858,187
        Securities from affiliated issuers                           --                  --
        Written options                                              --                  --
        Foreign currency transactions                              (373)            (53,887)
                                                             ----------         -----------
        NET REALIZED GAIN                                     1,238,530          21,804,300
                                                             ----------         -----------
    Net change in unrealized appreciation (depreciation) of:
        Investments                                           1,614,892           2,297,631
        Written options                                              --                  --
        Other assets and liabilities
          denominated in foreign currencies                          --               8,416
                                                             ----------         -----------
        NET UNREALIZED APPRECIATION                           1,614,892           2,306,047

----------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS                                               2,853,422          24,110,347
----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                   $2,763,753         $23,979,364
                                                             ==========         ===========

See accompanying notes to financial statements.

                                                                             For the Six Months Ended December 31, 2007

                                                            GLOBAL RESOURCES      WORLD PRECIOUS      GOLD AND PRECIOUS
                                                                  FUND            MINERALS FUND          METALS FUND
NET INVESTMENT INCOME

INCOME:
-----------------------------------------------------------------------------------------------------------------------
    Dividends from unaffiliated issuers                       $  8,290,979         $  1,333,800          $   300,220
    Foreign taxes withheld on dividends                           (394,302)            (137,421)             (15,110)
                                                              ------------         ------------          -----------
        Net dividends                                            7,896,677            1,196,379              285,110
    Interest and other                                           3,064,678            1,893,412              699,291
                                                              ------------         ------------          -----------
        TOTAL INCOME                                            10,961,355            3,089,791              984,401

EXPENSES:
-----------------------------------------------------------------------------------------------------------------------
    Management fee                                               4,452,644            3,063,563              704,857
    Transfer agent fees and expenses                             1,250,871              820,356              230,155
    Accounting service fees and expenses                           326,581              250,796               73,209
    Professional fees                                               95,756               77,596               36,082
    Custodian fees                                                 309,861              328,930               85,967
    Shareholder reporting                                          186,840              129,709               52,517
    Registration fees                                               28,453               22,534               13,068
    Trustee fees and expenses                                       12,923               12,923               12,923
    Miscellaneous                                                   66,054               59,732               34,363
                                                              ------------         ------------          -----------
        Total expenses before reductions                         6,729,983            4,766,139            1,243,141
    Expenses offset - Note 1J                                      (45,134)             (13,581)              (2,799)
    Expenses reimbursed - Note 2                                        --                   --                   --
                                                              ------------         ------------          -----------
        NET EXPENSES                                             6,684,849            4,752,558            1,240,342

-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                     4,276,506           (1,662,767)            (255,941)
-----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS

    Realized gain (loss) from:
        Securities from unaffiliated issuers                   178,243,640          105,044,206           24,599,713
        Securities from affiliated issuers                          61,752                9,641                   --
        Written options                                            350,785              449,585            1,824,037
        Foreign currency transactions                             (568,032)              78,993                9,090
                                                              ------------         ------------          -----------
        NET REALIZED GAIN                                      178,088,145          105,582,425           26,432,840
                                                              ------------         ------------          -----------
    Net change in unrealized appreciation (depreciation) of:
        Investments                                             50,403,905           50,848,119           14,388,738
        Written options                                             (8,349)            (626,359)            (199,997)
        Other assets and liabilities
          denominated in foreign currencies                        125,707               24,775               (3,969)
                                                              ------------         ------------          -----------
        NET UNREALIZED APPRECIATION                             50,521,263           50,246,535           14,184,772

-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS                                                228,609,408          155,828,960           40,617,612
-----------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                                    $232,885,914         $154,166,193          $40,361,671
                                                              ============         ============          ===========


  STATEMENTS OF CHANGES IN NET ASSETS

                                                          U.S. TREASURY SECURITIES
                                                                  CASH FUND
                                                    -------------------------------------
                                                    SIX MONTHS ENDED         YEAR ENDED
                                                    DECEMBER 31, 2007       JUNE 30, 2007
                                                       (UNAUDITED)
INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
-----------------------------------------------------------------------------------------
    Net investment income                             $  2,138,341          $  5,084,492
    Net realized gain (loss)                                    --                    --
    Net unrealized appreciation                                 --                    --
                                                      ------------          ------------
        NET INCREASE IN NET ASSETS RESULTING FROM
          OPERATIONS                                     2,138,341             5,084,492

DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------
    From net investment income                          (2,138,341)           (5,084,891)
                                                      ------------          ------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS             (2,138,341)           (5,084,891)

FROM CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------
    Proceeds from shares sold                          137,612,201           383,660,609
    Distributions reinvested                             2,078,710             4,907,563
                                                      ------------          ------------
                                                       139,690,911           388,568,172
    Cost of shares redeemed                           (141,406,071)         (391,584,524)
                                                      ------------          ------------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
          CAPITAL SHARE TRANSACTIONS                    (1,715,160)           (3,016,352)

-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                   (1,715,160)           (3,016,751)
-----------------------------------------------------------------------------------------


NET ASSETS

Beginning of period                                    116,011,565           119,028,316

-----------------------------------------------------------------------------------------
END OF PERIOD                                         $114,296,405          $116,011,565
-----------------------------------------------------------------------------------------

Accumulated undistributed net investment income,
  end of period                                       $      1,043          $      1,043
                                                      ============          ============

CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------
    Shares sold                                        137,612,201           383,660,609
    Shares reinvested                                    2,078,710             4,907,563
    Shares redeemed                                   (141,406,071)         (391,584,524)
                                                      ------------          ------------
        NET SHARE ACTIVITY                              (1,715,160)           (3,016,352)
                                                      ============          ============

See accompanying notes to financial statements.

                                                       U.S. GOVERNMENT SECURITIES
                                                              SAVINGS FUND                             NEAR-TERM TAX FREE FUND
                                                 -------------------------------------       -------------------------------------
                                                 SIX MONTHS ENDED         YEAR ENDED         SIX MONTHS ENDED         YEAR ENDED
                                                 DECEMBER 31, 2007       JUNE 30, 2007       DECEMBER 31, 2007       JUNE 30, 2007
                                                    (UNAUDITED)                                 (UNAUDITED)
INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income                          $ 10,456,001          $ 21,124,115           $   238,897           $   501,566
    Net realized gain (loss)                              2,933                 2,458                    12                (9,533)
    Net unrealized appreciation                              --                    --               216,858                67,546
                                                   ------------          ------------           -----------           -----------
        NET INCREASE IN NET ASSETS RESULTING FROM
          OPERATIONS                                 10,458,934            21,126,573               455,767               559,579

DISTRIBUTIONS TO SHAREHOLDERS:
----------------------------------------------------------------------------------------------------------------------------------
    From net investment income                      (10,453,543)          (21,124,058)             (238,561)             (501,654)
                                                   ------------          ------------           -----------           -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS         (10,453,543)          (21,124,058)             (238,561)             (501,654)

FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold                       208,426,971           368,491,428             1,601,689             2,312,722
    Distributions reinvested                         10,211,087            20,689,962               183,889               384,910
                                                   ------------          ------------           -----------           -----------
                                                    218,638,058           389,181,390             1,785,578             2,697,632
    Cost of shares redeemed                        (221,041,657)         (355,506,639)           (1,933,624)           (5,202,546)
                                                   ------------          ------------           -----------           -----------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
          CAPITAL SHARE TRANSACTIONS                 (2,403,599)           33,674,751              (148,046)           (2,504,914)

----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                (2,398,208)           33,677,266                69,160            (2,446,989)
----------------------------------------------------------------------------------------------------------------------------------


NET ASSETS

Beginning of period                                 469,094,505           435,417,239            13,383,417            15,830,406

----------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                      $466,696,297          $469,094,505           $13,452,577           $13,383,417
----------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment income,
  end of period                                    $    409,406          $    406,948           $    17,659           $    17,323
                                                   ============          ============           ===========           ===========

CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                     208,426,971           368,491,428               743,801             1,078,441
    Shares reinvested                                10,211,087            20,689,962                85,600               179,915
    Shares redeemed                                (221,041,657)         (355,506,639)             (898,465)           (2,428,359)
                                                   ------------          ------------           -----------           -----------
        NET SHARE ACTIVITY                           (2,403,599)           33,674,751               (69,064)           (1,170,003)
                                                   ============          ============           ===========           ===========


  STATEMENTS OF CHANGES IN NET ASSETS

                                                                TAX FREE FUND
                                                   ---------------------------------------
                                                   SIX MONTHS ENDED           YEAR ENDED
                                                   DECEMBER 31, 2007         JUNE 30, 2007
                                                      (UNAUDITED)
INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
------------------------------------------------------------------------------------------
    Net investment income (loss)                      $   327,629             $   619,096
    Net realized gain                                       2,373                  15,231
    Net unrealized appreciation (depreciation)            177,340                 (41,981)
                                                      -----------             -----------
        NET INCREASE IN NET ASSETS RESULTING
          FROM OPERATIONS                                 507,342                 592,346

DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------------------------------------------------------------------
    From net investment income                           (328,037)               (615,389)
    From net capital gains                                     --                      --
                                                      -----------             -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS              (328,037)               (615,389)

FROM CAPITAL SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------
    Proceeds from shares sold                           3,275,775               4,168,323
    Distributions reinvested                              265,141                 509,442
    Proceeds from short-term trading fees                      --                      --
                                                      -----------             -----------
                                                        3,540,916               4,677,765
    Cost of shares redeemed                            (2,246,204)             (3,706,262)
                                                      -----------             -----------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS               1,294,712                 971,503

------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                              1,474,017                 948,460
------------------------------------------------------------------------------------------


NET ASSETS

Beginning of period                                    15,939,992              14,991,532

------------------------------------------------------------------------------------------
END OF PERIOD                                         $17,414,009             $15,939,992
------------------------------------------------------------------------------------------

Accumulated undistributed net investment income
    (distributions in excess of net investment
    income), end of period                            $    31,767             $    32,174
                                                      ===========             ===========

CAPITAL SHARE ACTIVITY
------------------------------------------------------------------------------------------
    Shares sold                                           271,262                 341,911
    Shares reinvested                                      21,969                  41,891
    Shares redeemed                                      (186,843)               (304,399)
                                                      -----------             -----------
        NET SHARE ACTIVITY                                106,388                  79,403
                                                      ===========             ===========

See accompanying notes to financial statements.

                                                                                                           CHINA REGION
                                                       ALL AMERICAN EQUITY FUND                          OPPORTUNITY FUND
                                                  -----------------------------------       -------------------------------------
                                                SIX MONTHS ENDED         YEAR ENDED         SIX MONTHS ENDED         YEAR ENDED
                                                DECEMBER 31, 2007       JUNE 30, 2007       DECEMBER 31, 2007       JUNE 30, 2007
                                                   (UNAUDITED)                                 (UNAUDITED)
INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                   $   (89,669)          $   (62,274)         $   (130,983)          $    14,318
    Net realized gain                                1,238,530             2,102,393            21,804,300            13,318,745
    Net unrealized appreciation (depreciation)       1,614,892             1,982,026             2,306,047            17,987,184
                                                   -----------           -----------          ------------           -----------
        NET INCREASE IN NET ASSETS RESULTING
          FROM OPERATIONS                            2,763,753             4,022,145            23,979,364            31,320,247

DISTRIBUTIONS TO SHAREHOLDERS:
---------------------------------------------------------------------------------------------------------------------------------
    From net investment income                              --                    --            (2,097,809)           (1,333,614)
    From net capital gains                          (2,812,977)           (2,948,106)          (24,936,863)                   --
                                                   -----------           -----------          ------------           -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS         (2,812,977)           (2,948,106)          (27,034,672)           (1,333,614)

FROM CAPITAL SHARE TRANSACTIONS:
---------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold                        5,334,969             3,497,874            61,854,825            41,842,142
    Distributions reinvested                         2,717,435             2,897,452            26,049,930             1,288,571
    Proceeds from short-term trading fees                  257                   603               184,713               153,356
                                                   -----------           -----------          ------------           -----------
                                                     8,052,661             6,395,929            88,089,468            43,284,069
    Cost of shares redeemed                         (2,577,907)           (5,538,258)          (44,447,762)          (47,227,127)
                                                   -----------           -----------          ------------           -----------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS            5,474,754               857,671            43,641,706            (3,943,058)

---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                           5,425,530             1,931,710            40,586,398            26,043,575
---------------------------------------------------------------------------------------------------------------------------------


NET ASSETS

Beginning of period                                 23,479,204            21,547,494            93,804,718            67,761,143

---------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                      $28,904,734           $23,479,204          $134,391,116           $93,804,718
---------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment income
    (distributions in excess of net investment
    income), end of period                         $   (89,669)          $        --          $ (4,487,642)          $(2,258,850)
                                                   ===========           ===========          ============           ===========

CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                        175,677               128,990             3,894,586             4,193,823
    Shares reinvested                                   96,056               115,759             2,136,992               128,472
    Shares redeemed                                    (88,007)             (204,356)           (2,958,214)           (4,630,983)
                                                   -----------           -----------          ------------           -----------
        NET SHARE ACTIVITY                             183,726                40,393             3,073,364              (308,688)
                                                   ===========           ===========          ============           ===========

  STATEMENTS OF CHANGES IN NET ASSETS


                                                          GLOBAL RESOURCES FUND
                                                  --------------------------------------
                                                  SIX MONTHS ENDED          YEAR ENDED
                                                  DECEMBER 31, 2007       JUNE 30, 2007
                                                     (UNAUDITED)
INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
----------------------------------------------------------------------------------------
    Net investment income (loss)                   $    4,276,506         $    9,042,961
    Net realized gain                                 178,088,145             92,470,318
    Net unrealized appreciation (depreciation)         50,521,263            109,964,218
                                                   --------------         --------------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS                   232,885,914            211,477,497

DISTRIBUTIONS TO SHAREHOLDERS:
----------------------------------------------------------------------------------------
    From net investment income                        (78,241,393)           (61,878,978)
    From net capital gains                           (176,392,792)          (120,720,087)
                                                   --------------         --------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS          (254,634,185)          (182,599,065)

FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------
    Proceeds from shares sold                         421,990,158            645,950,934
    Distributions reinvested                          246,775,705            175,690,973
    Proceeds from short-term trading fees                  50,234                 65,595
                                                   --------------         --------------
                                                      668,816,097            821,707,502
    Cost of shares redeemed                          (335,490,132)          (749,000,008)
                                                   --------------         --------------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS             333,325,965             72,707,494

----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                 311,577,694            101,585,926
----------------------------------------------------------------------------------------


NET ASSETS

Beginning of period                                 1,383,250,407          1,281,664,481

----------------------------------------------------------------------------------------
END OF PERIOD                                      $1,694,828,101         $1,383,250,407
----------------------------------------------------------------------------------------

Accumulated undistributed net investment income
  (distributions in excess of net income), end
  of period                                        $  (86,954,504)        $  (12,989,617)
                                                   ==============         ==============

CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------
    Shares sold                                        22,137,665             39,780,025
    Shares reinvested                                  14,892,921             12,000,749
    Shares redeemed                                   (18,359,299)           (48,049,221)
                                                   --------------         --------------
        NET SHARE ACTIVITY                             18,671,287              3,731,553
                                                   ==============         ==============

See accompanying notes to financial statements.

                                                           WORLD PRECIOUS                             GOLD AND PRECIOUS
                                                            MINERALS FUND                                METALS FUND
                                                -------------------------------------       -------------------------------------
                                                SIX MONTHS ENDED         YEAR ENDED         SIX MONTHS ENDED         YEAR ENDED
                                                DECEMBER 31, 2007       JUNE 30, 2007       DECEMBER 31, 2007       JUNE 30, 2007
                                                   (UNAUDITED)                                 (UNAUDITED)
INCREASE (DECREASE)
 IN NET ASSETS

FROM OPERATIONS:
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                 $   (1,662,767)        $    564,918          $   (255,941)         $    689,923
    Net realized gain                               105,582,425          106,003,267            26,432,840            27,431,014
    Net unrealized appreciation (depreciation)       50,246,535          (11,580,180)           14,184,772           (36,875,467)
                                                 --------------         ------------          ------------          ------------
        NET INCREASE (DECREASE) IN NET ASSETS
          RESULTING FROM OPERATIONS                 154,166,193           94,988,005            40,361,671            (8,754,530)

DISTRIBUTIONS TO SHAREHOLDERS:
---------------------------------------------------------------------------------------------------------------------------------
    From net investment income                      (99,747,352)         (51,570,418)                   --                    --
    From net capital gains                         (103,097,880)         (69,178,178)          (25,521,881)                   --
                                                 --------------         ------------          ------------          ------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS        (202,845,232)        (120,748,596)          (25,521,881)                   --

FROM CAPITAL SHARE TRANSACTIONS:
---------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold                       191,529,198          697,217,101            41,958,499           187,856,134
    Distributions reinvested                        192,776,672          114,711,593            24,120,907                    --
    Proceeds from short-term trading fees               114,619              815,105                51,630               278,592
                                                 --------------         ------------          ------------          ------------
                                                    384,420,489          812,743,799            66,131,036           188,134,726
    Cost of shares redeemed                        (254,401,033)        (783,452,968)          (63,140,192)         (208,645,621)
                                                 --------------         ------------          ------------          ------------
        NET INCREASE (DECREASE) IN NET ASSETS
          FROM CAPITAL SHARE TRANSACTIONS           130,019,456           29,290,831             2,990,844           (20,510,895)

---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                81,340,417            3,530,240            17,830,634           (29,265,425)
---------------------------------------------------------------------------------------------------------------------------------


NET ASSETS

Beginning of period                                 923,779,031          920,248,791           178,761,925           208,027,350

---------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                    $1,005,119,448         $923,779,031          $196,592,559          $178,761,925
---------------------------------------------------------------------------------------------------------------------------------

Accumulated undistributed net investment income
  (distributions in excess of net income), end
  of period                                      $ (117,120,810)        $(15,710,691)         $    670,219          $    926,160
                                                 ==============         ============          ============          ============

CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                       6,255,435           24,505,326             2,434,069            12,003,311
    Shares reinvested                                 8,106,672            4,350,079             1,635,316                    --
    Shares redeemed                                  (8,662,476)         (28,153,172)           (3,807,209)          (13,510,813)
                                                 --------------         ------------          ------------          ------------
        NET SHARE ACTIVITY                            5,699,631              702,233               262,176            (1,507,502)
                                                 ==============         ============          ============          ============

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2007


NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

 U.S. Global Investors Funds (Trust) is organized as a Massachusetts business trust, consisting of nine separate funds (Funds), as follows: U.S. Treasury Securities Cash, U.S. Government Securities Savings, Near-Term Tax Free, Tax Free, All American Equity, China Region Opportunity, Global Resources, World Precious Minerals, and Gold and Precious Metals. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended. All funds are diversified with the exception of China Region Opportunity, Global Resources, World Precious Minerals, and Gold and Precious Metals.

 Gold and Precious Metals Fund changed its name from Gold Shares
 Fund effective December 1, 2007.

 The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S.
 generally accepted accounting principles.

 A. SECURITY VALUATIONS
 The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and asked prices or using quotes provided by principal market makers. Short-term investments with effective maturities of sixty days or less at the date of purchase and investments of U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds are valued at amortized cost, which approximates market value. An independent pricing service values municipal securities and long-term U.S. Government obligations using a system based on such factors as credit rating, maturity, coupon and type of security to determine fair value.

 B. FAIR VALUED SECURITIES
 Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management's judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer's management, quality of the underlying property based on review of independent geological studies, the extent of a Fund's investment in the trading securities of the issuer; and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed.

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2007


 For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange and before a Fund's net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees. The Funds may use a systematic fair value model provided by an independent third party to value international securities.

 C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
 Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified-cost basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, which may include original issue discount, is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-maturity basis as adjustments to interest income.

 The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate the liquid assets on their books to collateralize the obligation until trade settlement. Such investments are accounted for in the same manner as marketable portfolio securities.

 The equity funds may invest in private placements and initial public offerings (IPOs), the volatility of which may significantly affect performance. There is no guarantee that these high-risk investments will affect a Fund's performance in the same way in the future.

 D. REPURCHASE AGREEMENTS
 The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold, as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation. The Funds use joint tri-party repurchase agreement accounts with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

 E. OPTIONS
 Some Funds may write or purchase options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. Written options include a risk of loss in excess of the option premium. The use of options carries the risk of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2007


 proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium.

 Transactions in written call options during the six months ended
 December 31, 2007, were as follows:

                                                       GLOBAL               WORLD PRECIOUS
                                                   RESOURCES FUND            MINERALS FUND
                                                -----------------------------------------------
                                                NUMBER OF   PREMIUMS    NUMBER OF    PREMIUMS
                                                CONTRACTS   RECEIVED    CONTRACTS    RECEIVED
  Options outstanding at June 30, 2007               500   $  43,349      7,130     $ 2,066,859
  Options written                                  1,300     307,436      4,425       1,644,737
  Options closed                                  (1,300)   (307,436)    (6,880)     (1,824,037)
  Options expired                                   (500)    (43,349)        --              --
  Options exercised                                   --          --     (4,675)     (1,887,559)
                                                 -------   ---------     ------     -----------
  Options outstanding at December 31, 2007            --   $      --         --     $        --
                                                 =======   =========     ======     ===========

                                                  GOLD AND PRECIOUS
                                                     METALS FUND
                                                ---------------------
                                                NUMBER OF   PREMIUMS
                                                CONTRACTS   RECEIVED

  Options outstanding at June 30, 2007             2,850   $ 785,797
  Options written                                  1,525     638,927
  Options closed                                  (1,929)   (449,585)
  Options expired                                     --          --
  Options exercised                               (2,446)   (975,139)
                                                 -------   ---------
  Options outstanding at December 31, 2007            --   $      --
                                                 =======   =========

 F. FOREIGN CURRENCY TRANSACTIONS
 Some Funds may invest in securities of foreign issuers. The accounting records of these funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transaction. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other unrealized foreign currency gains or losses are reported separately.

 G. FORWARD FOREIGN CURRENCY CONTRACTS
 The Funds may enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to defend the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting, is included in the statement of assets and liabilities.

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2007


 Realized and unrealized gains and losses are included in the statement of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

 There were no open forward foreign currency contracts at December
 31, 2007.

 H. FEDERAL INCOME TAXES
 The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required.

 I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 The Funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations.

 The Funds generally make distributions at least annually. The U.S. Treasury Securities Cash and U.S. Government Securities Savings Funds accrue dividends, on a daily basis with payment monthly. The Tax Free and Near-Term Tax Free Funds pay monthly dividends. Dividends and distributions payable at period end are processed for reinvestment on the following business day.

 J. EXPENSES
 Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Expense offset arrangements have been made with the Funds' custodian so the custodian fees may be paid indirectly by credits earned on the Funds' cash balances. Such deposit arrangements are an alternative to overnight investments.

 K. SHORT-TERM TRADING (REDEMPTION) FEES
 Shares held in the All American Equity Fund 30 days or less are subject to a short-term trading fee equal to 0.10% of the proceeds of the redeemed shares. Shares held in the China Region Opportunity Fund 180 days or less are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. Shares held in the Global Resources Fund held 30 days or less are subject to a short-term trading fee equal to 0.25% of the proceeds of the redeemed shares. Shares held in the World Precious Minerals and Gold and Precious Metals Funds 30 days or less are subject to a short-term trading fee equal to 0.50% of the proceeds of the redeemed shares. These fees, which are retained by the Funds, are accounted for as an addition to paid-in capital.

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2007


 L. USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 M. NEW ACCOUNTING PRONOUNCEMENTS
 In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 (FIN 48). FIN 48 sets forth a recognition threshold and measurement method for the financial statement recognition and measurement of a tax position taken or expected to be taken on a tax return. FIN 48 is effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006, and will be applied to all open tax years as of the effective date. As a result, FIN 48 was adopted effective December 31, 2007, for the Funds. Upon adoption, funds must adjust their financial statements and NAV calculations to reflect only those tax positions that are more likely-than-not to be sustained. Management has analyzed the tax positions of the Funds based on the open tax years of fiscal 2004 through 2007. There was no impact to the financial statements upon adoption.

 In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

NOTE 2: RELATED PARTY TRANSACTIONS

 U.S. Global Investors, Inc. (Adviser), under an investment advisory agreement with the Trust in effect through February 28, 2009, furnishes management and investment advisory services and, subject to the supervision of the Trustees, directs the investments of each Fund according to its investment objectives, policies and limitations. The Adviser also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a trustee of the Funds, is the controlling owner of the Adviser.

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2007


 For the services of the Adviser, each Fund pays a management fee based upon its net assets. Fees are accrued daily and paid monthly. The contractual management fee for each fund is:

                                                ANNUAL PERCENTAGE OF
               FUND                           AVERAGE DAILY NET ASSETS
  --------------------------------------------------------------------------
  Gold and Precious Metals,              .75% of the first $250,000,000 and
  All American Equity                    .50% of the excess
  and Tax Free

  U.S. Treasury Securities Cash and      .50% of the first $250,000,000 and
  U.S. Government Securities Savings     .375% of the excess

  World Precious Minerals and            1.00% of the first $250,000,000 and
  Global Resources                       .50% of the excess

  Near-Term Tax Free                     0.50%

  China Region Opportunity               1.25%

 The Adviser has agreed to reimburse specific funds so that their total operating expenses will not exceed certain annual percentages of average net assets. The expenses for the six months ended December 31, 2007, were limited as follows: U.S. Treasury Securities Cash Fund at 1.00%, U.S. Government Securities Savings Fund at 0.45%, Near-Term Tax Free Fund at 0.45%, Tax Free Fund at 0.70% and All American Equity Fund at 1.75%. These contractual limitations will continue through November 1, 2008, and until such later date as the Adviser determines.

 United Shareholder Services, Inc. (USSI), a wholly-owned subsidiary of the Adviser, is the transfer agent for the Funds. Each Fund pays fees based on the number of shareholder accounts, certain base fees and transaction- and activity-based fees for transfer agency and shareholder mailing services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds. The Adviser was reimbursed for in-house legal, compliance and internal administration services pertaining to the Funds during the six months ended December 31, 2007, in the amounts of $116,483, $39,513 and $16,372, respectively.

 Brown Brothers Harriman & Co. serves as the custodian, fund accounting and administration service agent with a fee structure based primarily on average net assets of the Funds.

 The independent Trustees receive compensation for serving on the Board. The Chairman and members of special committees receive additional compensation. Trustees are also reimbursed for out-of-pocket expenses incurred while attending meetings. Frank E. Holmes receives no compensation from the Funds for serving on the Board.

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2007


NOTE 3: INVESTMENT ACTIVITY

 Cost of purchases and proceeds from sales of long-term securities for the six months ended December 31, 2007, are summarized as follows:

            FUND                             PURCHASES         SALES
  ----------------------------------------------------------------------
  Near-Term Tax Free                       $    2,140,877   $    403,048
  Tax Free                                      2,241,016      1,331,753
  All American Equity                          23,973,479     22,400,576
  China Region Opportunity                    116,703,209    106,146,217
  Global Resources                          1,022,814,401    955,207,002
  World Precious Minerals                     218,582,621    282,304,487
  Gold and Precious Metals                     50,508,475     75,850,885

 U.S. Treasury Securities Cash and U.S. Government Securities
 Savings held only short-term investments. The Funds neither purchased nor sold long-term U.S. government securities during the period.

 Investments in foreign issuers as a percent of total investments at December 31, 2007, were: 95.11% of China Region Opportunity, 53.79% of Global Resources, 77.67% of World Precious Minerals and 63.57% of Gold and Precious Metals.

NOTE 4: TAX INFORMATION

 The following table presents the income tax basis of the securities owned at December 31, 2007, and the tax basis components of net unrealized appreciation or depreciation:

                                                        GROSS          GROSS        NET UNREALIZED
                                       AGGREGATE      UNREALIZED     UNREALIZED      APPRECIATION
             FUND                       TAX COST     APPRECIATION   DEPRECIATION    (DEPRECIATION)
  ------------------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash      $  115,043,767  $         --   $         --     $         --
  U.S. Government Securities Savings    465,745,504            --             --               --
  Near-Term Tax Free                     13,163,995       180,020           (702)         179,318
  Tax Free                               16,741,199       579,751        (90,133)         488,618
  All American Equity                    23,783,731     5,508,319       (361,508)       5,146,811
  China Region Opportunity              104,530,227    27,961,308     (2,749,460)      25,211,848
  Global Resources                    1,329,717,491   418,948,376    (68,793,767)     350,154,609
  World Precious Minerals               793,364,183   305,721,263    (67,971,801)     237,749,462
  Gold and Precious Metals              172,386,610    39,075,708     (7,649,526)      31,426,182

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2007


 As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

                                      UNDISTRIBUTED   UNDISTRIBUTED   UNDISTRIBUTED   NET UNREALIZED
                                       TAX EXEMPT       ORDINARY        LONG-TERM      APPRECIATION
             FUND                        INCOME          INCOME       CAPITAL GAINS   (DEPRECIATION)
  --------------------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash          $             $     4,412     $        --     $         --
  U.S. Government Securities Savings          --           438,725              --               --
  Near-Term Tax Free                          --            26,084              --          (37,540)
  Tax Free                                13,012            28,412              --          311,278
  All American Equity                         --         1,526,913         239,229        3,517,842
  China Region Opportunity                    --        12,096,548         334,664       19,669,240
  Global Resources                            --        78,201,669      55,580,940      206,310,981
  World Precious Minerals                     --        92,424,515      33,909,381       98,801,880
  Gold and Precious Metals                    --         1,341,359              --       16,647,148

 The differences between book-basis and tax-basis unrealized appreciation (depreciation) for the All American Equity, China Region Opportunity, Global Resources, World Precious Minerals and Gold and Precious Metals Funds are attributable primarily to the tax deferral of losses on wash sales, investment in passive foreign investment companies (PFIC), forwards marked to market, unreversed return of capital in Canadian Trusts, adjustments for partnerships and tax straddle loss deferrals on written options.

 The tax character of distributions paid during the six months ended December 31, 2007, were as follows:

                                      TAX EXEMPT      ORDINARY       LONG-TERM
             FUND                       INCOME         INCOME      CAPITAL GAINS      TOTAL
  ---------------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash        $     --    $  2,138,341    $         --    $  2,138,341
  U.S. Government Securities Savings         --      10,453,543              --      10,453,543
  Near-Term Tax Free                    204,259          34,302              --         238,561
  Tax Free                              293,418          34,619              --         328,037
  All American Equity                        --       2,294,348         518,629       2,812,977
  China Region Opportunity                   --      25,190,630       1,844,042      27,034,672
  Global Resources                           --     149,160,510     105,473,675     254,634,185
  World Precious Minerals                    --     124,184,685      78,660,547     202,845,232
  Gold and Precious Metals                   --              --      25,521,881      25,521,881

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2007


 The tax character of distributions paid during the fiscal year ended June 30, 2007, were as follows:

                                       TAX EXEMPT      ORDINARY       LONG-TERM
             FUND                        INCOME         INCOME      CAPITAL GAINS      TOTAL
  ----------------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash         $     --    $  5,084,891     $        --    $  5,084,891
  U.S. Government Securities Savings          --      21,124,058              --      21,124,058
  Near-Term Tax Free                     439,674          61,980              --         501,654
  Tax Free                               542,232          73,157              --         615,389
  All American Equity                         --       2,601,988         346,118       2,948,106
  China Region Opportunity                    --       1,333,614              --       1,333,614
  Global Resources                            --     146,150,003      36,449,062     182,599,065
  World Precious Minerals                     --      77,575,723      43,172,873     120,748,596
  Gold and Precious Metals                    --              --              --              --

 Net realized capital loss carryforwards, for federal income tax purposes, may be used to offset current or future capital gains until expiration. The Funds' tax-basis capital gains and losses are determined only at the end of each fiscal year. The loss carryforwards and related expiration dates for each fund, as of June 30, 2007, are as follows:

                                                       EXPIRATION DATE
                 FUND                     2008         2009        2010        2011
  ------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash        $   10,657   $       --   $     --   $      285
  U.S. Government Securities Savings           --           --         --           --
  Near-Term Tax Free                       17,590       59,454         --           --
  Tax Free                                     --      236,924         --           --
  All American Equity                          --           --         --           --
  China Region Opportunity                     --           --         --           --
  Global Resources                             --           --         --           --
  World Precious Minerals                      --           --         --           --
  Gold and Precious Metals              2,931,501    4,098,335         --    1,122,291

                                                 EXPIRATION DATE
               FUND                    2012       2013      2014      2015       TOTAL
  ---------------------------------------------------------------------------------------
  U.S. Treasury Securities Cash       $    --   $     --   $   --   $     --   $   10,942
  U.S. Government Securities Savings    9,621         --       --         --        9,621
  Near-Term Tax Free                   46,218     33,686    2,760    202,719      362,427
  Tax Free                             90,567    421,236       --         --      748,727
  All American Equity                      --         --       --         --           --
  China Region Opportunity                 --         --       --         --           --
  Global Resources                         --         --       --         --           --
  World Precious Minerals                  --         --       --         --           --
  Gold and Precious Metals                 --         --       --         --    8,152,127

                                POST OCTOBER 31, 2006       POST OCTOBER 31, 2006
              FUND              CAPITAL LOSS DEFERRAL       CURRENCY LOSS DEFERRAL
  --------------------------------------------------------------------------------
  Near-Term Tax Free                    $2,877                      $   --

 The amounts above, in accordance with tax rules, are deemed to have occurred on July 1, 2007.

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)        December 31, 2007


NOTE 5: RISKS OF CONCENTRATIONS

 The China Region Opportunity Fund may be exposed to risks not typically associated with investments in the United States, due to concentration of investments in foreign issuers in the region. These investments present risks resulting from disruptive political or economic conditions and the potential imposition of adverse governmental laws or currency exchange restrictions affecting the area.

 The investment policies of the World Precious Minerals and Gold and Precious Metals Funds present unique risks to their respective portfolios' values. The prices of gold and other precious metals may be subject to fluctuations caused by international monetary and political developments including trade or currency restrictions, currency devaluation and revaluation, and social and political conditions within a country. Fluctuations in the prices of gold and other precious metals will affect the market values of the securities held by these funds.

NOTE 6: CREDIT ARRANGEMENTS

 Each of the U.S. Global Investors Funds, along with other funds under common management, has a revolving credit facility with Brown Brothers Harriman & Co. (BBH). Borrowings of each Fund are collateralized by any or all of the securities held by BBH as the Funds' custodian. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2%. Each fund has a maximum borrowing limit of 10% of qualified assets. The aggregate borrowings by all the funds under the agreement cannot exceed $30,000,000 at any one time. There were no borrowings under the revolving credit facility during the period ended December 31, 2007. The U.S. Global Investors Funds paid BBH $11,437 in commitment fees during the six months ended December 31, 2007, under this arrangement.

NOTE 7: SHARES OF BENEFICIAL INTEREST

 At December 31, 2007, individual shareholders holding more than 5% of outstanding shares comprised 6.90% and 18.16% of the Near-Term Tax Free Fund and Tax Free Fund, respectively. In addition, the Adviser held 11.02% and 9.39% of the Near-Term Tax Free Fund and the Tax Free Fund, respectively.

  FINANCIAL HIGHLIGHTS


U.S. TREASURY SECURITIES CASH FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2007
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                               12/07       2007       2006       2005       2004       2003
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
-----------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                          .02        .04        .03        .01         --(a)     .01
  Net realized and unrealized gain                --         --         --         --         --         --
                                            --------   --------   --------   --------   --------   --------
  Total from investment activities               .02        .04        .03        .01         --(a)     .01
                                            --------   --------   --------   --------   --------   --------
Distributions from net investment income        (.02)      (.04)      (.03)      (.01)        --(a)    (.01)

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)       1.80%      4.36%      3.11%      1.12%       .08%       .57%
Ratios to Average Net Assets: (c)
  Net investment income                         3.54%      4.27%      3.06%      1.11%       .07%       .52%
  Total expenses                                1.11%       .91%       .92%       .97%      1.00%       .97%
  Expenses reimbursed (d)                       (.11)%     (.02)%       --         --       (.04)%       --
  Net recouped fees (e)                           --         --        .03%        --         --         --
  Net expenses (f)                              1.00%       .89%       .95%       .97%       .96%       .97%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $114,296   $116,012   $119,028   $124,058   $112,575   $123,879

(a) The per share amount does not round to a full penny.

(b) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c) Ratios are annualized for periods of less than one year.

(d) Expenses reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(e) During the year ended June 30, 2004, the Adviser waived fees and/or reimbursed expenses as a result of a Minimum Yield Agreement in the amount of $45,136. As allowed by the recapture provision of this agreement, the U.S. Treasury Securities Cash Fund reimbursed the Adviser the previously waived amount of $45,136 during the year ended June 30, 2006.

(f) The net expense ratios shown above reflect expenses after reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

                                                 SIX MONTHS
                                                    ENDED                 YEAR ENDED JUNE 30,
                                                DECEMBER 31,    ----------------------------------------
                                                    2007        2007     2006     2005     2004     2003
    U.S. Treasury Securities Fund
    -----------------------------

    Ratios to Average Net Assets:
    Expenses offset (g)                               --          --       --       --       --       --

(g) Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS


U.S. GOVERNMENT SECURITIES SAVINGS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2007
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                               12/07       2007       2006       2005       2004       2003
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
-----------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                          .02        .05        .04        .02        .01        .01
  Net realized and unrealized gain                --(a)      --(a)      --         --         --         --
                                            --------   --------   --------   --------   --------   --------
  Total from investment activities               .02        .05        .04        .02        .01        .01
                                            --------   --------   --------   --------   --------   --------
Distributions from net investment income        (.02)      (.05)      (.04)      (.02)      (.01)      (.01)

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)       2.25%      4.86%      3.69%      1.70%       .63%      1.09%
Ratios to Average Net Assets: (c)
  Net investment income                         4.42%      4.75%      3.64%      1.67%       .61%      1.08%
  Total expenses                                 .65%       .62%       .64%       .65%       .65%       .61%
  Expenses reimbursed (d)                       (.20)%     (.17)%     (.19)%     (.20)%     (.20)%     (.16)%
  Net expenses (e)                               .45%       .45%       .45%       .45%       .45%       .45%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $466,696   $469,095   $435,417   $411,979   $441,722   $529,829

(a) The per share amount does not round to a full penny.

(b) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c) Ratios are annualized for periods of less than one year.

(d) Expenses reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(e) The net expense ratios shown above reflect expenses after reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

                                                 SIX MONTHS
                                                    ENDED                 YEAR ENDED JUNE 30,
                                                DECEMBER 31,    ----------------------------------------
                                                    2007        2007     2006     2005     2004     2003
    U.S. Government Securities Savings Fund
    ---------------------------------------

    Ratios to Average Net Assets:
    Expenses offset (f)                               --          --       --       --       --       --

(f) Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS


NEAR-TERM TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2007
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                               12/07      2007      2006     2005*     2004*     2003*
NET ASSET VALUE, BEGINNING OF PERIOD           $2.12     $2.12     $2.17     $2.17     $2.23     $2.16
------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                          .04       .07       .07       .07       .06       .06
  Net realized and unrealized gain (loss)        .04        --(a)   (.05)     (.01)     (.06)      .07
                                             -------   -------   -------   -------   -------   -------
  Total from investment activities               .08       .07       .02       .06       .00       .13
                                             -------   -------   -------   -------   -------   -------
Distributions from net investment income        (.04)     (.07)     (.07)     (.06)     (.06)     (.06)

------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $2.16     $2.12     $2.12     $2.17     $2.17     $2.23
------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)      3.70%      3.51%      .75%     2.75%      .20%     5.97%
Ratios to Average Net Assets: (c)
  Net investment income                         3.53%     3.43%     3.08%     2.79%     2.73%     2.83%
  Total expenses                                1.91%     1.63%     1.54%     1.49%     1.25%     1.44%
  Expenses reimbursed (d)                      (1.46)%   (1.18)%   (1.09)%   (1.04)%    (.80)%    (.94)%
  Net expenses (e)                               .45%      .45%      .45%      .45%      .45%      .50%
Portfolio turnover rate                            3%       22%       33%        5%       21%       20%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $13,453   $13,383   $15,830   $18,706   $18,673   $21,979

* The values shown for Near-Term Tax Free Fund prior periods have been adjusted to reflect the 5-for-1 stock split, which was effective on January 3, 2005.

(a) The per share amount does not round to a full penny.

(b) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c) Ratios are annualized for periods of less than one year.

(d) Expenses reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(e) The net expense ratios shown above reflect expenses after reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

                                                 SIX MONTHS
                                                    ENDED                 YEAR ENDED JUNE 30,
                                                DECEMBER 31,    ----------------------------------------
                                                    2007        2007     2006     2005     2004     2003
    Near-Term Tax Free Fund
    -----------------------

    Ratios to Average Net Assets:
    Expenses offset (f)                               --          --       --       --       --       --

(f) Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS


TAX FREE FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2007
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                                12/07      2007      2006      2005      2004      2003
NET ASSET VALUE, BEGINNING OF PERIOD           $11.98    $11.98    $12.33    $12.08    $12.65    $12.18
-------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income                           .24       .50       .52       .44       .43       .42
  Net realized and unrealized gain (loss)         .14        --(a)   (.36)      .25      (.58)      .48
                                              -------   -------   -------   -------   -------   -------
  Total from investment activities                .38       .50       .16       .69      (.15)      .90
                                              -------   -------   -------   -------   -------   -------
Distributions from net investment income         (.24)     (.50)     (.51)     (.44)     (.42)     (.43)

-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $12.12    $11.98    $11.98    $12.33    $12.08    $12.65
-------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)        3.21%     4.15%     1.30%     5.78%    (1.25)%    7.49%
Ratios to Average Net Assets: (c)
  Net investment income                          3.98%     4.09%     4.01%     3.50%     3.22%     3.34%
  Total expenses                                 1.93%     1.86%     1.69%     1.47%     1.09%     1.22%
  Expenses reimbursed (d)                       (1.23)%   (1.16)%    (.99)%    (.77)%    (.39)%    (.52)%
  Net expenses (e)                                .70%      .70%      .70%      .70%      .70%      .70%
Portfolio turnover rate                             9%        6%       19%       40%       54%       26%

NET ASSETS, END OF PERIOD (IN THOUSANDS)      $17,414   $15,940   $14,992   $22,433   $28,167   $55,283

(a) The per share amount does not round to a full penny.

(b) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c) Ratios are annualized for periods of less than one year.

(d) Expenses reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(e) The net expense ratios shown above reflect expenses after reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred. The effect of expenses offset are as follows:

                                                 SIX MONTHS
                                                    ENDED                 YEAR ENDED JUNE 30,
                                                DECEMBER 31,    ----------------------------------------
                                                    2007        2007     2006     2005     2004     2003
    Tax Free Fund
    -------------

    Ratios to Average Net Assets:
    Expenses offset (f)                               --          --       --       --       --       --

(f) Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS


ALL AMERICAN EQUITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2007
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                               12/07      2007      2006      2005      2004      2003
NET ASSET VALUE, BEGINNING OF PERIOD          $28.58    $27.59    $24.47    $22.53    $19.15    $21.20
------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment loss                           (.09)     (.08)     (.18)     (.02)     (.11)     (.03)
  Net realized and unrealized gain (loss)       3.41      4.94      3.89      1.96      3.49     (2.02)
                                             -------   -------   -------   -------   -------   -------
  Total from investment activities              3.32      4.86      3.71      1.94      3.38     (2.05)
                                             -------   -------   -------   -------   -------   -------
Distributions from net realized gains          (3.14)    (3.87)     (.59)       --        --        --
Short-Term Trading Fees * (a)                     --        --        --        --        --        --

------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $28.76    $28.58    $27.59    $24.47    $22.53    $19.15
------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)      11.78%    19.59%    15.25%     8.61%    17.65%    (9.67)%
Ratios to Average Net Assets: (c)
  Net investment loss                           (.72)%    (.28)%    (.67)%    (.09)%    (.49)%    (.12)%
  Total expenses                                1.98%     2.01%     2.20%     2.44%     2.31%     2.56%
  Expenses reimbursed (d)                       (.23)%    (.26)%    (.44)%    (.69)%    (.56)%   (1.06)%
  Net expenses (e)                              1.75%     1.75%     1.76%     1.75%     1.75%     1.50%
Portfolio turnover rate                           96%      223%      369%      262%       96%      119%

NET ASSETS, END OF PERIOD (IN THOUSANDS)     $28,905   $23,479   $21,547   $19,253   $19,974   $18,334

*   Based on average monthly shares outstanding.

(a) The per share amount does not round to a full penny.

(b) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c) Ratios are annualized for periods of less than one year.

(d) Expenses reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would decrease the net investment income ratio had such reductions not occurred.

(e) The net expense ratios shown above reflect expenses after reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio had such reductions not occurred. The effect of expenses offset are as follows:

                                                 SIX MONTHS
                                                    ENDED                 YEAR ENDED JUNE 30,
                                                DECEMBER 31,    ----------------------------------------
                                                    2007        2007     2006     2005     2004     2003
    All American Equity Fund
    ------------------------

    Ratios to Average Net Assets:
    Expenses offset                                 --(f)       --(f)    (0.01)%  --(f)    --(f)    --(f)

(f) Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS


CHINA REGION OPPORTUNITY FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2007
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                               12/07      2007      2006      2005      2004      2003
NET ASSET VALUE, BEGINNING OF PERIOD          $12.55     $8.71     $6.87     $5.86     $4.17     $4.38
------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)                  (.02)*      --*     (.01)*    (.06)       --*     (.02)
  Net realized and unrealized gain (loss)       3.39*     3.98*     2.02      1.22      1.69      (.20)
                                            --------   -------   -------   -------   -------   -------
  Total from investment activities              3.37      3.98      2.01      1.16      1.69      (.22)
                                            --------   -------   -------   -------   -------   -------
Distributions from net investment income       (3.20)     (.16)     (.19)     (.16)     (.05)       --
Short-Term Trading Fees *                        .02       .02       .02       .01       .05       .01

------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $12.74    $12.55     $8.71     $6.87     $5.86     $4.17
------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (a)      28.13%    46.34%    30.03%    19.98%    41.63%    (4.79)%
Ratios to Average Net Assets: (b)
  Net investment income (loss)                  (.21)%     .02%     (.08)%    (.54)%     .05%     (.60)%
  Expenses (c)                                  1.85%     2.02%     2.31%     2.56%     2.25%     3.91%
Portfolio turnover rate                           91%      208%      292%      136%      126%       44%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $134,391   $93,805   $67,761   $30,511   $35,090   $12,815

*   Based on average monthly shares outstanding.

(a) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods of less than one year.

(c) The expense ratios shown above reflect expenses after reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio, or decrease the net investment income ratio, had such reductions not occurred. The effect of expenses offset are as follows:

                                                 SIX MONTHS
                                                    ENDED                 YEAR ENDED JUNE 30,
                                                DECEMBER 31,    ----------------------------------------
                                                    2007        2007     2006     2005     2004     2003
    China Region Opportunity Fund
    -----------------------------

    Ratios to Average Net Assets:
    Expenses offset                                 --(d)       --(d)    (0.01)%  --(d)    --(d)    --(d)

(d) Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS


GLOBAL RESOURCES FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2007
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                               12/07         2007         2006       2005       2004      2003
NET ASSET VALUE, BEGINNING OF PERIOD          $17.70       $17.22       $12.67      $8.39      $5.14     $4.93
--------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)                   .22          .21          .29        .25        .12      (.05)
  Net realized and unrealized
    gain                                        2.67         2.86         5.63       4.67       3.26       .35
                                          ----------   ----------   ----------   --------   --------   -------
  Total from investment activities              2.89         3.07         5.92       4.92       3.38       .30
                                          ----------   ----------   ----------   --------   --------   -------
Distributions
  From net investment income                    (.95)        (.88)        (.32)      (.34)      (.13)     (.09)
  From net realized gains                      (2.14)       (1.71)       (1.05)      (.30)        --        --
                                          ----------   ----------   ----------   --------   --------   -------
  Total distributions                          (3.09)       (2.59)       (1.37)      (.64)      (.13)     (.09)
                                          ----------   ----------   ----------   --------   --------   -------
Short-Term Trading Fees * (a)                     --           --           --         --         --        --

--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $17.50       $17.70       $17.22     $12.67      $8.39     $5.14
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)     $17.34%       20.94%       48.91%     60.21%     65.73%     6.43%
Ratios to Average Net Assets: (c)
  Net investment income (loss)                   .56%         .74%        1.07%       .91%       .74%    (1.38)%
  Expenses (d)                                   .89%         .95%         .96%      1.30%      1.54%     3.75%
Portfolio turnover rate                           67%         122%         157%       116%       140%      101%

NET ASSETS, END OF PERIOD
  (IN THOUSANDS)                          $1,694,828   $1,383,250   $1,281,664   $488,183   $135,574   $14,884

*   Based on average monthly shares outstanding.

(a) The per share amount does not round to a full penny.

(b) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c) Ratios are annualized for periods of less than one year.

(d) The expense ratios shown above reflect expenses after reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio, or decrease the net investment income ratio, had such reductions not occurred. The effect of expenses offset are as follows:

                                                 SIX MONTHS
                                                    ENDED                 YEAR ENDED JUNE 30,
                                                DECEMBER 31,    ----------------------------------------
                                                    2007        2007     2006     2005     2004     2003

    Global Resources Fund
    ---------------------

    Ratios to Average Net Assets:
    Expenses offset                                (0.01)%      (0.01)%  (0.01)%  --(e)    --(e)    --(e)

(e) Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS


WORLD PRECIOUS MINERALS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2007
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                               12/07       2007       2006       2005       2004       2003
NET ASSET VALUE, BEGINNING OF PERIOD          $28.34     $28.86     $15.50     $13.68      $9.75     $10.43
-----------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)                  (.05)*       --*       .72       (.22)      (.17)*     (.05)
  Net realized and unrealized gain (loss)       4.56*      3.02      13.62       2.42       5.85       (.52)
                                          ----------   --------   --------   --------   --------   --------
  Total from investment activities              4.51       3.02      14.34       2.20       5.68       (.57)
                                          ----------   --------   --------   --------   --------   --------
Distributions
  From net investment income                   (3.25)     (1.52)      (.67)      (.46)     (1.86)      (.25)
  From net realized gains                      (3.35)     (2.04)      (.37)        --         --         --
                                          ----------   --------   --------   --------   --------   --------
  Total distributions                          (6.60)     (3.56)     (1.04)      (.46)     (1.86)      (.25)
                                          ----------   --------   --------   --------   --------   --------
Short-Term Trading Fees *                         --(a)     .02        .06        .08        .11        .14

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $26.25     $28.34     $28.86     $15.50     $13.68      $9.75
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)      18.33%     11.48%     96.21%     16.50%     57.42%     (4.02)%
Ratios to Average Net Assets: (c)
  Net investment income (loss)                  (.34)%      .06%       .05%     (1.01)%    (1.15)%    (1.36)%
  Expenses (d)                                   .98%       .99%      1.13%      1.48%      1.47%      1.92%
Portfolio turnover rate                           25%        54%        66%        55%        65%       141%

NET ASSETS, END OF PERIOD
  (IN THOUSANDS)                          $1,005,119   $923,779   $920,249   $268,312   $246,852   $107,212

*   Based on average monthly shares outstanding.

(a) The per share amount does not round to a full penny.

(b) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c) Ratios are annualized for periods of less than one year.

(d) The expense ratios shown above reflect expenses after reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio, or decrease the net investment income ratio, had such reductions not occurred. The effect of expenses offset are as follows:

                                                 SIX MONTHS
                                                    ENDED                 YEAR ENDED JUNE 30,
                                                DECEMBER 31,    ----------------------------------------
                                                    2007        2007     2006     2005     2004     2003
    World Precious Minerals Fund
    ----------------------------

    Ratios to Average Net Assets:
    Expenses offset (e)                               --          --       --       --       --       --

(e) Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS


GOLD AND PRECIOUS METALS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE SIX MONTHS ENDED DECEMBER 31, 2007
(UNAUDITED) AND EACH YEAR ENDED JUNE 30,

                                              12/07       2007       2006      2005      2004      2003
NET ASSET VALUE, BEGINNING OF PERIOD         $14.99     $15.48      $7.67     $7.00     $5.18     $5.28
-------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)                 (.03)       .05       (.01)*    (.11)     (.10)     (.10)
  Net realized and unrealized gain (loss)      3.60       (.56)      7.88       .79      1.91      (.02)
                                           --------   --------   --------   -------   -------   -------
  Total from investment activities             3.57       (.51)      7.87       .68      1.81      (.12)
                                           --------   --------   --------   -------   -------   -------
Distributions from net realized gains         (2.43)        --       (.12)     (.05)     (.03)       --
Short-Term Trading Fees *                        --(a)     .02        .06       .04       .04       .02

-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $16.13     $14.99     $15.48     $7.67     $7.00     $5.18
-------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account fees) (b)     25.33%     (3.17)%   104.15%    10.19%    35.57%    (1.89)%
Ratios to Average Net Assets: (c)
  Net investment income (loss)                 (.27)%      .31%      (.06)%   (1.13)%   (1.45)%   (1.98)%
  Expenses (d)                                 1.33%      1.29%      1.47%     1.97%     1.93%     2.64%
Portfolio turnover rate                          33%        72%        78%       66%       85%      138%

NET ASSETS, END OF PERIOD (IN THOUSANDS)   $196,593   $178,762   $208,027   $63,816   $66,732   $45,720

*   Based on average monthly shares outstanding.

(a) The per share amount does not round to a full penny.

(b) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(c) Ratios are annualized for periods of less than one year.

(d) The expense ratios shown above reflect expenses after reimbursements but exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio, or decrease the net investment income ratio, had such reductions not occurred. The effect of expenses offset are as follows:

                                                 SIX MONTHS
                                                    ENDED                 YEAR ENDED JUNE 30,
                                                DECEMBER 31,    ----------------------------------------
                                                    2007        2007     2006     2005     2004     2003
    Gold and Precious Metals Fund
    -----------------------------

    Ratios to Average Net Assets:
    Expenses offset                                 --(e)       (0.01)%  --(e)    --(e)    --(e)    --(e)

(e) Effect on the expense ratio was not greater than 0.005%.

See accompanying notes to financial statements.

  ADDITIONAL INFORMATION (UNAUDITED)


 PROXY VOTING

 A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637). It also appears in the Funds' statement of additional information (Form 485B), which can be found on the SEC's website at www.sec.gov.

 Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637) or accessing the Funds' Form N-PX on the SEC's website at www.sec.gov.

 AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

 The Funds provide complete lists of holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Funds' semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the SEC on Form N-Q. Shareholders can look up the Funds' Forms N-Q on the SEC's website at www.sec.gov. You may also visit or call the SEC's Public Room in Washington, D.C. (1-202-942-8090) or send a request plus a duplicating fee to the SEC, Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

  NOTES


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

ITEM 2. CODE OF ETHICS.

Required only in annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required only in annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required only in annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Required only in annual report on Form N-CSR.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting that occurred in the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   Required only in annual report on Form N-CSR.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to section 302 of the Sarbanes-Oxley Act of 2002.

         Certifications of principal executive officer and principal financial officer pursuant to section 906 of the Sarbanes-Oxley Act of 2002.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


U.S. GLOBAL INVESTORS FUNDS




By:      /s/ Frank E. Holmes
         ---------------------------------------------------------
         Frank E. Holmes
         President, Chief Executive Officer


Date:    February 28, 2008




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Frank E. Holmes
         ----------------------------------------------------------
         Frank E. Holmes
         President, Chief Executive Officer


Date:    February 28, 2008




By:      /s/ Catherine A. Rademacher
         --------------------------------------------------------
         Catherine A. Rademacher
         Treasurer


Date:    February 28, 2008

                                 EXHIBIT INDEX

(a)(1)   Required only in annual report on Form N-CSR.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)), and Section 302 of the Sarbanes-Oxley Act of 2002

(b) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002